         PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY SEPARATE ACCOUNT V
                                   PROSPECTUS
                                    FOR THE
                   PROVIDIAN ADVISOR'S EDGE VARIABLE ANNUITY
                                   OFFERED BY
                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                           (A MISSOURI STOCK COMPANY)
                             ADMINISTRATIVE OFFICES
                                 P.O. BOX 32700
                           LOUISVILLE, KENTUCKY 40232

The Providian Advisor's Edge variable annuity contract (the "Contract"), offered through Providian Life and Health Insurance Company (the "Company", "us", "we" or "our"), provides a vehicle for investing on a tax-deferred basis in 15 investment company Portfolios and our General Account. The Contract is an individual variable annuity contract and is intended for retirement savings or other long-term investment purposes.

The minimum initial Purchase Payment for Non-Qualified Contracts is $5,000. The minimum initial purchase payment for Qualified Contracts is $2,000 (or $50 monthly by payroll deduction). The Contract is a flexible-premium deferred variable annuity that provides for a Right to Cancel Period of 10 days (30 days or more in some instances) plus a 5 day grace period to allow for mail delivery during which you may cancel your investment in the Contract.

Your Net Purchase Payments for the Contract may be allocated among 15 Subaccounts of Providian Life and Health Insurance Company's Separate Account V and three fixed options available under the Company's General Account. Assets of each Subaccount are invested in one of the following Portfolios (which are contained within seven open-end, diversified investment companies):

     .FEDERATED AMERICAN LEADERS
       FUND II                              .STEINROE CAPITAL APPRECIATION
                                            FUND
     .FEDERATED UTILITY FUND II
     .FEDERATED PRIME MONEY FUND            .STRONG INTERNATIONAL STOCK FUND
       II                                   II
                                            .WANGER U.S. SMALL CAP ADVISOR
     .FEDERATED HIGH INCOME BOND            .WANGER INTERNATIONAL SMALL CAP
       FUND II                              ADVISOR
     .FEDERATED FUND FOR U.S.
       GOVERNMENT SECURITIES II             .WARBURG PINCUS INTERNATIONAL
                                            EQUITY PORTFOLIO
     .MONTGOMERY GROWTH
       PORTFOLIO                            .WARBURG PINCUS SMALL COMPANY
                                            GROWTH PORTFOLIO
                                            .WEISS, PECK & GREER'S CORE LARGE-
     .MONTGOMERY EMERGING                   CAP STOCK FUND
       MARKETS PORTFOLIO
                                            .WEISS, PECK & GREER'S CORE SMALL-
                                            CAP STOCK FUND

Depending upon the state of issue and provisions of your Contract, your initial Net Purchase Payment(s) will, when your Contract is issued, either be (i) invested in the Federated Prime Money Fund II during your Right to Cancel Period and/or invested immediately in your chosen Guaranteed Rate Options or
(ii) invested immediately in your chosen Portfolios and fixed options (other than the Guaranteed Equity Option).

The Contract's Accumulated Value varies with the investment performance of the Portfolios you select. You bear all investment risk associated with the Portfolios. Investment results for your Contract are not guaranteed except to the extent a portion of the Accumulated Value is allocated to the General Account.

The Contract offers a number of ways of withdrawing monies at a future date, including a lump sum payment and several Annuity Payment Options. Full or partial withdrawals of the Contract's Surrender Value may be made at any time, although in many instances withdrawals made prior to age 59 1/2 are subject to a 10% penalty tax (and a portion may be subject to ordinary income taxes). If you elect an Annuity Payment Option, Annuity Payments may be received on a fixed and/or variable basis. You also have significant flexibility in choosing the Annuity Date on which Annuity Payments begin.

This Prospectus sets forth the information you should know before investing in the Contract. It must be accompanied by a current Prospectus for each Fund. Please read the Prospectuses carefully and retain them for future reference. A Statement of Additional Information for the Contract Prospectus, which has the same date as this Prospectus, has also been filed with the Securities and Exchange Commission, is incorporated herein by reference and is available free by calling our Administrative Offices at 1-800-866-6007. The Table of Contents of the Statement of Additional Information is included at the end of this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  The Contract is not available in all States.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

               The date of this Prospectus is March 31, 1997

                                                                    FM-0989

                               TABLE OF CONTENTS

                                                                            PAGE
GLOSSARY...................................................................   3
HIGHLIGHTS.................................................................   6
FEE TABLE..................................................................   8
Condensed Financial Information............................................  11
Financial Statements.......................................................  11
Performance Measures.......................................................  11
Additional Performance Measures............................................  12
Yield and Effective Yield..................................................  12
The Company and the Separate Account.......................................  13
The Federated Insurance Series.............................................  13
The Montgomery Funds III...................................................  13
SteinRoe Variable Investment Trust.........................................  14
Strong Variable Insurance Funds, Inc. .....................................  14
Wanger Advisors Trust......................................................  14
Warburg Pincus Trust.......................................................  14
Tomorrow Funds Retirement Trust............................................  14
The Portfolios.............................................................  14
CONTRACT FEATURES..........................................................  17
  Right to Cancel Period...................................................  17
  Contract Purchase and Purchase Payments..................................  17
  Purchasing by Wire.......................................................  18
  Allocation of Purchase Payments..........................................  18
  Charges and Deductions...................................................  18
  Accumulated Value........................................................  20
  Exchanges Among the Portfolios...........................................  20
  Full and Partial Withdrawals.............................................  21
  Systematic Withdrawal Option.............................................  21
  Dollar Cost Averaging Option.............................................  21
  IRS-Required Distributions...............................................  22
  Minimum Balance Requirement..............................................  22
  Designation of an Annuitant's Beneficiary................................  22
  Death of Annuitant Prior to Annuity Date.................................  23
  Annuity Date.............................................................  23
  Lump Sum Payment Option..................................................  23
  Annuity Payment Options..................................................  23
  Deferment of Payment.....................................................  25
FEDERAL TAX CONSIDERATIONS.................................................  25
GENERAL INFORMATION........................................................  30
APPENDIX A--The General Account............................................ A-1

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                                    GLOSSARY

Accumulation Unit - A measure of your ownership interest in the Contract prior to the Annuity Date.

Accumulation Unit Value - The value of each Accumulation Unit which is calculated each Valuation Period.

Accumulated Value - The value of all amounts accumulated under the Contract prior to the Annuity Date.

Adjusted Death Benefit - The sum of all Net Purchase Payments made during the first six Contract Years, less any partial withdrawals taken. During each subsequent six-year period, the Adjusted Death Benefit will be the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made, less any partial withdrawals taken during the current six-year period. After the Annuitant attains age 75, the Adjusted Death Benefit will remain equal to the Death Benefit on the last day of the six-year period before age 75 occurs plus any Net Purchase Payments subsequently made, less any partial withdrawals subsequently taken.

Annual Contract Fee - The $30 annual fee charged by the Company to cover the cost of administering each Contract. The Annual Contract Fee will be deducted on each Contract Anniversary and upon surrender, on a pro rata basis, from each Subaccount.

Annuitant - The person whose life is used to determine the duration of any Annuity Payments and upon whose death, prior to the Annuity Date, benefits under the Contract are paid.

Annuitant's Beneficiary - The person(s) to whom any benefits are due upon the Annuitant's death prior to the Annuity Date.

Annuity Date - The date on which Annuity Payments begin. The Annuity Date is always the first day of the month you specify.

Annuity Payment - One of a series of payments made under an Annuity Payment Option.

Annuity Payment Option - One of several ways in which withdrawals from the Contract may be made. Under a Fixed Annuity Option (see "Annuity Payment Options," page 23), the dollar amount of each Annuity Payment does not change over time. Under a Variable Annuity Option (see "Annuity Payment Options," page
23), the dollar amount of each Annuity Payment may change over time, depending upon the investment experience of the Portfolio or Portfolios you choose. Annuity Payments are based on the Contract's Accumulated Value as of 10 Business Days prior to the Annuity Date.

Annuity Unit - Unit of measure used to calculate Variable Annuity Payments (see "Annuity Payment Options," page 23).

Annuity Unit Value - The value of each Annuity Unit which is calculated each Valuation Period.

Business Day - A day when the New York Stock Exchange is open for trading.

Company ("we", "us", "our") - Providian Life and Health Insurance Company, a Missouri stock company.

Contract Anniversary - Any anniversary of the Contract Date.

Contract Date - The date of issue of this Contract.

Contract Owner ("you", "your") - The person or persons designated as the Contract Owner in the Contract. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Contract Owner. Prior to the Annuity Date, the Contract Owner has the right to assign ownership, designate beneficiaries, make permitted withdrawals and Exchanges among Subaccounts and Guaranteed Index Rate Options.

Contract Year - A period of 12 months starting with the Contract Date or any Contract Anniversary.

Death Benefit - The greater of the Contract's Accumulated Value on the date the Company receives due Proof of Death of the Annuitant or the Adjusted Death Benefit. If any portion of the Contract's Accumulated Value on the date we receive proof of the Annuitant's death is derived from the Multi-Year Guaranteed Rate Option, that portion of the Accumulated Value will be adjusted by a positive Market Value Adjustment Factor (see "Multi-Year Guaranteed Rate Option," at Appendix A), if applicable.

Exchange - One Exchange will be deemed to occur with each voluntary transfer from any Subaccount or General Account Guaranteed Option.

Funds - Each of (i) Federated Insurance Series (advised by Federated Advisers),
(ii) The Montgomery Funds III (advised by Montgomery Asset Management, L.P.),
(iii) Wanger Advisors Trust (advised by Wanger Asset Management, L.P.), (iv) Tomorrow Funds Retirement Trust (advised by Weiss, Peck & Greer, L.L.C.), (v) SteinRoe Variable Investment Trust (advised by Stein Roe & Farnham, Incorporated), (vi) Strong Variable Insurance Funds, Inc. (advised by Strong Capital Management, Inc.) and (vii) Warburg Pincus Trust (advised by Warburg Pincus Counsellors, Inc.

General Account - The account which contains all of our assets other than those held in our separate accounts.

General Account Guaranteed Option - Any of the following three General Account options offered by your Contract and to which you may allocate your Net Purchase Payments: the One-Year Guaranteed Rate Option, the Multi-Year Guaranteed Rate Option, and the Guaranteed Equity Option. The General Account Guaranteed Options are available for sale in most, but not all, states. (See "The General Account," at Appendix A.)

Guaranteed Rate Options - The One-Year Guaranteed Rate Option and the Multi-Year Guaranteed Rate Option.

Market Value Adjustment Factor - The formula applied to the Accumulated Value in order to determine the net amount of any transfer or surrender under the Multi-Year Guaranteed Rate Option (see "Multi-Year Guaranteed Rate Option," at Appendix A).

Net Purchase Payment - Any Purchase Payment less the applicable Premium Tax, if any.

Non-Qualified Contract - Any Contract other than those described under the Qualified Contract reference in this Glossary.

Owner's Designated Beneficiary - The person to whom ownership of this Contract passes upon the Contract Owner's death, unless the Contract Owner was also the Annuitant--in which case the Annuitant's Beneficiary is entitled to the Death Benefit. (Note: this transfer of ownership to the Owner's Designated Beneficiary will generally not be subject to probate, but will be subject to estate and inheritance taxes. Consult with your tax and estate adviser to be sure which rules will apply to you.)

Payee - The Contract Owner, Annuitant, Annuitant's Beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Portfolio - A separate investment series of the Funds. The Funds currently offer 15 Portfolios in the Dimensional Variable Annuity: Federated American Leaders Fund II ("Federated American Leaders Portfolio"), Federated Utility Fund II ("Federated Utility Portfolio"), Federated Prime Money Fund II ("Federated Prime Money Portfolio"), Federated Fund for U.S. Government Securities II ("Federated U.S. Government Securities Portfolio") and Federated High Income Bond Fund II ("Federated High Income Bond Portfolio") of Federated Insurance Series; the Montgomery Variable Series: Growth Fund (the "Montgomery Growth Portfolio") and the Montgomery Variable Series: Emerging Markets Fund (the "Montgomery Emerging Markets Portfolio") of The Montgomery Funds III; the Capital Appreciation Fund (the "SteinRoe Capital Appreciation Portfolio") of the SteinRoe Variable Investment Trust; the Strong International Stock Fund II (the "Strong International Stock Portfolio") of the Strong Variable Insurance Funds, Inc.; the Wanger U.S. Small Cap Advisor (the "Wanger U.S. Small Cap Advisor Portfolio"), the Wanger International Small Cap Advisor (the "Wanger International Small Cap Advisor Portfolio") of Wanger Advisors Trust; the Warburg Pincus International Equity Portfolio (the "Warburg Pincus International Equity Portfolio") and the Warburg Pincus Small Company Growth Portfolio (the "Warburg Pincus Small Company Growth Portfolio") of the Warburg Pincus Trust and the Core Large-Cap Stock Fund (the "Weiss, Peck & Greer Core Large-Cap Stock Portfolio") and the Core Small-Cap Stock Fund (the "Weiss, Peck & Greer Small-Cap Stock Portfolio") of the Tomorrow Funds Retirement Trust; (each, a "Portfolio" and collectively, the "Portfolios"). In this Prospectus, Portfolio will also be used to refer to the Subaccount that invests in the corresponding Portfolio.

Premium Tax - A regulatory tax that may be assessed by certain states on the Purchase Payments you make to this Contract. The amount which we must pay as Premium Tax will be deducted from each Purchase Payment or from your Accumulated Value as it is incurred by us.

Proof of Death - (a) A certified death certificate; (b) a certified decree of a court of competent jurisdiction as to the finding of death; (c) a written statement by a medical doctor who attended the deceased; or (d) any other proof of death satisfactory to the Company.

Purchase Payment - Any premium payment. The minimum initial Purchase Payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts (or $50 monthly by payroll deduction for Qualified Contracts); each additional Purchase Payment must be at least $500 for Non-Qualified Contracts or $50 for Qualified Contracts. Purchase Payments may be made at any time prior to the Annuity Date as long as the Annuitant is living.

Right to Cancel Period - The period during which the Contract can be canceled and treated as void from the Contract Date.

Separate Account - That portion of Providian Life and Health Insurance Company's Separate Account V dedicated to the Contract. The Separate Account consists of assets that are segregated by Providian Life and Health Insurance Company and, for Contract Owners, invested in the Portfolios. The Separate Account is independent of the general assets of the Company. The Separate Account invests in the Portfolios.

Subaccount - That portion of the Separate Account that invests in shares of the Funds' Portfolios. Each Subaccount will only invest in a single Portfolio. The investment performance of each Subaccount is linked directly to the investment performance of one of the 15 Portfolios.

Surrender Value - The Accumulated Value, adjusted to reflect any applicable Market Value Adjustment (see "Multi-Year Guaranteed Rate Option," at Appendix
A) for amounts allocated to the Multi-Year Guaranteed Rate Option, less any early withdrawal charges for amounts allocated to the One-Year Guaranteed Rate Option, less any amount allocated to the Guaranteed Equity Option, less any Premium Taxes incurred but not yet deducted.

Valuation Period - The relative performance of your Contract is measured by the Accumulation Unit Value. This value is calculated each Valuation Period. A Valuation Period is defined as the period of time between the close of business on one Business Day and the close of business on the following Business Day.

                                   HIGHLIGHTS

YOU CAN FIND DEFINITIONS OF IMPORTANT TERMS IN THE GLOSSARY (PAGE 3).

PROVIDIAN ADVISOR'S EDGE

The Contract provides a vehicle for investing on a tax-deferred basis in 15 investment company Portfolios offered by the Funds and three General Account Guaranteed Options offered by the Company. Monies may be subsequently withdrawn from the Contract either as a lump sum or as annuity income as permitted under the Contract. Accumulated Values and Annuity Payments depend on the investment experience of the selected Portfolios and/or the guarantees of the General Account Guaranteed Options. The investment performance of the Portfolios is not guaranteed. Thus, you bear all investment risk for monies invested under the Contract except to the extent of the portion of your Accumulated Value allocated to the General Account. The General Account Guaranteed Options are available for sale in most, but not all, states.

WHO SHOULD INVEST

The Contract is designed for investors seeking long term, tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Contract is most attractive to investors in high federal and state marginal income tax brackets. The Contract is offered as both a Qualified Contract and a Non-Qualified Contract. Both Qualified and Non-Qualified Contracts offer tax-deferral on increases in the Contract's value prior to withdrawal or distribution; however, Purchase Payments made by Contract Owners of Qualified Contracts may be excludible or deductible from gross income in the year such payments are made, subject to certain statutory restrictions and limitations. (See "Federal Tax
Considerations," page 26)................................................Page 26

INVESTMENT CHOICES

Your investment in the Contract may be allocated among 15 Subaccounts of the Separate Account and/or the General Account Guaranteed Options. The Subaccounts in turn invest exclusively in the following 15 Portfolios offered by the Funds: the Federated American Leaders Portfolio, the Federated Utility Portfolio, the Federated Prime Money Portfolio, the Federated U.S. Government Securities Portfolio, the Federated High Income Bond Portfolio, the Montgomery Growth Portfolio, the Montgomery Emerging Markets Portfolio, the Stein Roe Capital Appreciation Portfolio, the Strong International Stock Portfolio, the Wanger U.S. Small Cap Advisor Portfolio, the Wanger International Small Cap Advisor Portfolio, the Warburg Pincus International Equity Portfolio, the Warburg Pincus Small Company Growth Portfolio, the Weiss, Peck & Greer Core Large-Cap Stock Portfolio and the Weiss, Peck & Greer Core Small-Cap Stock Portfolio. The assets of each Portfolio are separate, and each Portfolio has distinct investment objectives and policies as described in the corresponding Fund Prospectus. The General Account Guaranteed Options are available for sale in most, but not all, states...........................................Page 14

CONTRACT OWNER

The Contract Owner is the person designated as the owner of the Contract in the Contract. The Contract Owner may designate any person as a Joint Owner. A Joint Owner shares ownership in all respects with the Contract Owner. Prior to the Annuity Date, the Contract Owner has the right to assign ownership, designate beneficiaries, and make permitted withdrawals and Exchanges among the Subaccounts and General Account Guaranteed Options.

ANNUITANT

The Annuitant is a person whose life is used to determine the duration of any Annuity Payments and upon whose death, prior to the Annuity Date, benefits under the Contract are paid. The Annuitant may not be older than age 75.

ANNUITANT'S BENEFICIARY

The Contract Owner may designate any person to receive benefits under the Contract which are payable upon the death of the Annuitant prior to the Annuity Date.

HOW TO INVEST

To invest in the Contract, please consult your advisor who will provide the necessary information to us in a customer order form. You will need to select an Annuitant. The Annuitant may not be older than age 75. The minimum initial Purchase Payment is $5,000 for Non-Qualified Contracts, and $2,000 for
Qualified Contracts (or $50 monthly by payroll
deduction for Qualified Contracts); subsequent Purchase Payments must be at least $500 for Non-Qualified Contracts or $50 for Qualified Contracts. You may make subsequent Purchase Payments at any time before the Contract's Annuity
Date, as long as the Annuitant specified in the Contract is living.......Page 17

ALLOCATION OF PURCHASE PAYMENTS

If the state of issue of your Contract is CA, GA, ID, LA, MI, MO, NE, NH, NC, OK, OR, SC, UT, VA or WV, then your initial Net Purchase Payment(s) will, when your Contract is issued, be invested in the Federated Prime Money Portfolio until the expiration of the Right to Cancel Period of 10 to 30 days, or more in some instances as specified in your contract when issued (plus a 5 day grace period to allow for mail delivery) and then invested according to your initial allocation instructions (except that any accrued interest will remain in the Federated Prime Money Portfolio if it is selected as an initial allocation option), provided that portions of your initial Net Purchase Payment(s) allocated to the Guaranteed Rate Options will be invested immediately upon our receipt thereof in order to lock in the rates then applicable to such options. (Please note that immediate investment is not applicable with respect to any amounts allocated to the Guaranteed Equity Option.)

If the state of issue of your Contract is any other state, your initial Net Purchase Payment(s) will, unless you indicate otherwise, be invested in your Portfolios and Guaranteed Rate Options immediately upon our receipt thereof, IN WHICH CASE YOU WILL BEAR FULL INVESTMENT RISK FOR ANY AMOUNTS ALLOCATED TO THE PORTFOLIOS DURING THE RIGHT TO CANCEL PERIOD. (Please note that immediate investment is not available with respect to any amounts allocated to THE GUARANTEED EQUITY OPTION WHICH IS ILLIQUID FOR THE GUARANTEE PERIOD.) You must fill out and send us the appropriate form or comply with other designated Company procedures if you would like to change how subsequent Net Purchase
Payments are allocated..............................................Page 18

RIGHT TO CANCEL PERIOD

The Contract provides for a Right to Cancel Period of 10 days (30 or more days in some instances as specified in your Contract) plus a 5 day grace period to allow for mail delivery, during which you may cancel your investment in the Contract. To cancel your investment, please return your Contract to us or to the agent from whom you purchased the Contract. When we receive the Contract,
(1) if the state of issue of your Contract is CA, GA, ID, LA, MI, MO, NE, NH, NC, OK, OR, SC, UT, VA or WV, then for any amount of your initial Purchase Payment(s) invested in Federated's Prime Money Portfolio, we will return the Accumulated Value of the amount of your Purchase Payment(s) so invested, or if greater, the amount of your Purchase Payment(s) so invested, (2) for any amount of your initial Purchase Payment(s) invested in the Portfolios immediately following receipt by us, we will return the Accumulated Value of your Purchase Payment(s) so invested plus any fees and/or Premium Taxes that may have been subtracted from such amount, and (3) for any amount of your initial Purchase Payment(s) invested in the Guaranteed Rate Options immediately following receipt by us, we will refund the Accumulated Value of your Purchase Payment(s)
so invested.........................................................Page 17

EXCHANGES

You may make unlimited Exchanges among the Portfolios or into the General Account Guaranteed Options, provided you maintain a minimum balance of $1,000 in each Subaccount or General Account Guaranteed Option to which you have allocated a portion of your Accumulated Value. No fee is currently imposed for such Exchanges; however, we reserve the right to charge a $15 fee for Exchanges in excess of 12 per Contract Year. Exchanges must not reduce the value of any allocation to any Subaccount or General Account Guaranteed Option below $1,000, or that remaining amount will be transferred to your other Subaccounts or Guaranteed Rate Options on a pro rata basis. The Multi-Year Guaranteed Equity Option is illiquid for the entire guarantee period, and transfers from the General Account Guaranteed Options may be subject to additional limitations and charges. (See also "Charges and Deductions," page 19, and "The General
Account," at Appendix A)............................................Page 20

DEATH BENEFIT

If the Annuitant specified in your Contract dies prior to the Annuity Date, your named Annuitant's Beneficiary will receive the Death Benefit under the Contract. The Death Benefit is the greater of your Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit on the date we receive due proof of the Annuitant's death. During the first six Contract Years, the Adjusted Death Benefit will be the sum of all Net Purchase Payments made, less any partial withdrawals taken. During each subsequent six-year period, the Adjusted Death Benefit will be the Death Benefit on the last day of the previous six-year period plus any Net

Purchase Payments made, less any partial withdrawals taken during the current six-year period. After the Annuitant attains age 75, the Adjusted Death Benefit will remain equal to the Death Benefit on the last day of the six-year period before age 75 occurs plus any Net Purchase Payments subsequently made, less any partial withdrawals subsequently taken. The Annuitant's Beneficiary may elect to receive these proceeds as a lump sum or as Annuity Payments. If the Annuitant dies on or after the Annuity Date, any unpaid payments certain will be paid, generally to the Annuitant's Beneficiary, in accordance with the
Contract............................................................Page 23

ANNUITY PAYMENT OPTIONS

In addition to the full and partial withdrawal privileges, you may also choose to create an income stream by requesting an annuity income from us. As the Contract Owner, you may elect one of several Annuity Payment Options. By electing an Annuity Payment Option, you are asking us to systematically liquidate your Contract. We provide you with a variety of options as it relates to those payments. At your discretion, payments may be either fixed or variable or both. Fixed payouts are guaranteed for a designated period or for life (either single or joint). Variable payments will vary depending on the performance of the underlying Portfolio or Portfolios selected......Page 23

CONTRACT AND POLICYHOLDER INFORMATION

If you have questions about your Contract, please telephone our Administrative Offices at 1-800-866-6007 between the hours of 8:00 A.M. to 5:00 P.M. Eastern time. Please have the Contract number and the Contract Owner's name ready when you call. As Contract Owner you will receive periodic statements confirming any financial transactions that take place, as well as quarterly statements and an annual statement.

CHARGES AND DEDUCTIONS UNDER THE CONTRACT

The Contract has no sales charges and has an annual mortality and expense risk charge of .50%. Contract Owners may withdraw up to 100% of the Accumulated Value without incurring a surrender charge. The Contract also includes administrative charges and policy fees which pay for administering the Contract, and management, advisory and other fees, which reflect the costs of the Funds...........................................................Page 18

FULL AND PARTIAL WITHDRAWALS

You may withdraw all or part of the Surrender Value of the Contract before the earlier of the Annuity Date or the Annuitant's death. Withdrawals made prior to age 59 1/2 may be subject to a 10% penalty tax (and a portion thereof may be subject to ordinary income taxes)........................................Page 21

                                   FEE TABLE

The following table illustrates all expenses (except for Premium Taxes that may be assessed by your state) that you would incur as an owner of a Contract (see page 19). The purpose of this table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a purchaser of the Contract. The fee table reflects all expenses for both the Separate Account and the Funds. For a complete discussion of Contract costs and expenses, including charges applicable to General Account Guaranteed Options, see "Charges and Deductions," page 19.

CONTRACTOWNER TRANSACTION EXPENSES
Sales Load Imposed on Purchases......................................... None
Contingent Deferred Sales Load (surrender charge)....................... None
Exchange Fees........................................................... None
ANNUAL CONTRACT FEE.....................................................  $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of assets in the
 Separate Account)
Mortality and Expense Risk Charge....................................... .50%
Administrative Charge................................................... .15%
                                                                         ----
Total Annual Separate Account Expenses.................................. .65%*

  *Separate Account Annual Expenses are not charged against the General Account Guaranteed Options.

                           PORTFOLIO ANNUAL EXPENSES

Except as may be indicated, the figures below are based on actual expenses for fiscal year 1995 (as a percentage of each Portfolio's average net assets after fee waiver and/or expense reimbursement, if applicable).

                                                                         TOTAL
                                                  MANAGEMENT           PORTFOLIO
                                                 AND ADVISORY  OTHER    ANNUAL
                                                   EXPENSES   EXPENSES EXPENSES
                                                 ------------ -------- ---------
Federated American Leaders Portfolio*..........     0.00%      0.85%     0.85%
Federated Utility Portfolio*...................     0.00%      0.85%     0.85%
Federated Prime Money Portfolio*...............     0.00%      0.80%     0.80%
Federated U.S. Government Securities Portfolio.     0.00%      0.80%     0.80%
Federated High Income Bond Portfolio...........     0.00%      0.80%     0.80%
Montgomery Growth Portfolio**..................     1.00%      0.25%     1.25%
Montgomery Emerging Markets Portfolio**........     1.25%      0.50%     1.75%
SteinRoe Capital Appreciation Portfolio***.....     0.50%      0.23%     0.73%
Strong International Stock Portfolio****.......     1.00%      0.90%     1.90%
Wanger U.S. Small Cap Advisor Portfolio*****...     1.00%      0.35%     1.35%
Wanger International Small Cap Advisor
 Portfolio*****................................     1.30%      0.50%     1.80%
Warburg Pincus International Equity
 Portfolio******...............................     0.96%      0.40%     1.36%
Warburg Pincus Small Company Growth
 Portfolio******...............................     0.90%      0.26%     1.16%
Weiss, Peck & Greer Core Large-Cap Stock
 Portfolio*******..............................     0.00%      1.50%     1.50%
Weiss, Peck & Greer Core Small-Cap Stock
 Portfolio*******..............................     0.00%      1.50%     1.50%

  *The expense figures shown reflect actual expenses for fiscal year 1995 including voluntary waivers of a portion of the management fees and/or assumption of expenses. The maximum Management and Advisory Expenses, Other Expenses, and Total Portfolio Annual Expenses absent the voluntary waivers would have been as follows: 0.75%, 0.85% and 2.21%, respectively, for the Federated American Leaders Portfolio; 0.75%, 0.85% and 3.09%, respectively, for the Federated Utility Portfolio; 0.50%, 2.99% and 3.49%, respectively, for the Federated Prime Money Portfolio; and 0.60%, 0.80% and 5.61%, respectively, for the Federated U.S. Government Securities Portfolio and 0.60, 0.80 and 4.20%, respectively, for the Federated High Income Bond Portfolio.

  **The figures above are based on estimated expenses for fiscal year 1996 (as a percentage of each Portfolio's average net assets after fee waiver and/or expense reimbursement). The expense figures shown reflect anticipated voluntary waivers of a portion of the management fees and/or assumption of expenses. The maximum Management and Advisory Expenses, Other Expenses, and Total Portfolio Annual Expenses absent the anticipated voluntary waivers are estimated to be as follows: 1.00%, 0.56%, and 1.56%, respectively, for the Montgomery Growth Portfolio and 1.25%, 0.95%, and 2.20%, respectively, for the Montgomery Emerging Markets Portfolio.

  ***The figures shown reflect actual expenses for fiscal year 1996. The advisor has voluntarily agreed until April 30, 1998 to reimburse all expenses, including management and administrative fees, incurred by SteinRoe Capital Appreciation Portfolio in excess of 0.80% of average net assets.

  ****The figures shown reflect actual expenses for fiscal year 1996.

  *****The figures above are based on estimated expenses for fiscal year 1996 as a percentage of each Portfolio's average net assets. The advisor has agreed to reimburse the U.S. Small Cap Advisor Portfolio and the International Small Cap Advisor Portfolio in the event certain fees and expenses payable by the Portfolios in any fiscal year exceed 1.50% and 1.90%, respectively, of average daily net assets.

  ******Management and Advisory Expenses, Other Expenses and Total Portfolio Annual Expenses are based on actual expenses for the fiscal year ended December 31, 1996, net of any fee waivers or expense reimbursements. Without such waivers or reimbursements, Management and Advisory Expenses would have equaled 1.00% and 0.90%, Other Expenses would have equaled 0.40% and 0.27% and Total Portfolio Annual Expenses would have equaled 1.40% and 1.17% for the Warburg Pincus International Equity and Small Company Growth Portfolios, respectively. The investment adviser and co-administrator have undertaken to limit Total Portfolio Annual Expenses to the limits shown in the table above through December 31, 1997.

  *******The figures shown are based on estimated expenses in fiscal year 1996 (after fee waiver and expense reduction). Management and Advisory Expenses, Other Expenses, and Total Portfolio Annual Expenses absent the voluntary fee reduction and expense limitation waivers are estimated to be as follows:
  0.75%, 3.90% and 4.65%, respectively, for the Weiss, Peck and Greer Core Large-Cap Stock Portfolio and 0.75%, 4.49% and 5.24%, respectively, for the Weiss, Peck and Greer Core Small-Cap Stock Portfolio. For each of these Portfolios, 0.25% of the figure representing Other Expenses is attributable to a service fee payable by the Portfolios under non-Rule 12b-1 service plans. For more information, please refer to the section entitled "Service Plans" in the attached prospectus for the Portfolios.

The following example illustrates the expenses that you would incur on a $1,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) redemption at the end of each period. As noted in the table above, the Contract imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract's Annuity Payment Options.

                                                          3
                                                 1 YEAR YEARS  5 YEARS 10 YEARS
                                                 ------ ------ ------- --------
      Federated American Leaders Portfolio...... $15.60 $48.40  $83.47 $182.15
      Federated Utility Portfolio............... $15.60 $48.40  $83.47 $182.15
      Federated Prime Money Portfolio........... $15.09 $46.85  $80.84 $176.63
      Federated U.S. Government Securities
       Portfolio................................ $15.09 $46.85  $80.84 $176.63
      Federated High Income Bond Portfolio...... $15.09 $46.85  $80.84 $176.63
      Montgomery Growth Portfolio............... $19.63 $60.68 $104.25 $225.24
      Montgomery Emerging Markets Portfolio..... $24.65 $75.83 $129.63 $276.57
      SteinRoe Capital Appreciation Portfolio... $14.39 $44.69 $ 77.15 $168.86
      Strong International Stock Portfolio...... $26.15 $80.32 $137.12 $291.44
      Wanger U.S. Small Cap Advisor Portfolio... $20.63 $63.73 $109.38 $235.73
      Wanger International Small Cap Advisor
       Portfolio................................ $25.15 $77.33 $132.14 $281.55
      Warburg Pincus International Equity
       Portfolio................................ $20.74 $64.03 $109.89 $236.77
      Warburg Pincus Small Company Growth
       Portfolio................................ $18.72 $57.93 $ 99.61 $215.70
      Weiss, Peck & Greer Core Large-Cap Stock
       Portfolio................................ $22.14 $68.28 $117.02 $251.25
      Weiss, Peck & Greer Core Small-Cap Stock
       Portfolio................................ $22.14 $68.28 $117.02 $251.25

The Annual Contract Fee is reflected in these examples as a percentage equal to the total amount of fees collected during a calendar year divided by the total average net assets of the Portfolios during the same calendar year. The fee is assumed to remain the same in each year of the above periods. (With respect to partial year periods, if any, in the examples, the Annual Contract Fee is pro-rated to reflect only the applicable portion of the partial year period.) The Annual Contract Fee will be deducted on each Contract Anniversary and upon surrender or annuitization of the Contract, on a pro rata basis, from each Subaccount. In some states, the Company will deduct Premium Taxes as incurred by the Company.

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be higher or lower than those shown, subject to the guarantees in the Contract.

CONDENSED FINANCIAL INFORMATION

(FOR THE PERIOD JANUARY 1, 1995 THROUGH DECEMBER 31, 1995)

                                                                  FEDERATED
                         FEDERATED           FEDERATED FEDERATED    HIGH               MONTGOMERY
                         AMERICAN  FEDERATED   PRIME    US GOV'T   INCOME   MONTGOMERY  EMERGING
                          LEADERS   UTILITY    MONEY   SECURITIES   BOND      GROWTH    MARKETS
                         --------- --------- --------- ---------- --------- ---------- ----------
Accumulation unit value
 as of:
  Start Date**..........  10.000    10.000     10.000    10.000    10.000     10.000     10.000
  12/31/94..............     N/A       N/A     10.026       N/A       N/A        N/A        N/A
  12/31/95..............  12.676    11.354     10.473    10.567    10.257        N/A        N/A
Number of units
 outstanding as of:
  12/31/94..............     N/A       N/A     70,223       N/A       N/A        N/A        N/A
  12/31/95..............  10,179     2,024    363,418     7,159     6,320        N/A        N/A

** Date of commencement of operations for Federated American Leaders was 3/10/95; for Federated Utility was 7/20/95; for Federated Prime Money was 12/7/94; for Federated U.S. Government Securities was 6/28/95; for Federated High Income Bond was 9/18/95; and for Montgomery Growth was 2/12/96.

                                                         WARBURG
                                          WANGER WARBURG PINCUS  WANGER  WPG    WPG
                         STEIN ROE STRONG  U.S.  PINCUS   SMALL  INT'L   CORE   CORE
                           CAP.    INT'L. SMALL   INT'L    CO.   SMALL  LARGE  SMALL
                          APPREC.  STOCK   CAP   EQUITY  GROWTH   CAP    CAP    CAP
                         --------- ------ ------ ------- ------- ------ ------ ------
Accumulation unit value
 as of:
  Start Date***.........  10.000   10.000 10.000 10.000  10.000  10.000 10.000 10.000
  12/31/94..............     N/A      N/A    N/A    N/A     N/A     N/A    N/A    N/A
  12/31/95..............     N/A      N/A  9.665    N/A     N/A  10.913    N/A    N/A
Number of units
 outstanding as of:
  12/31/94..............     N/A      N/A    N/A    N/A     N/A     N/A    N/A    N/A
  12/31/95..............     N/A      N/A 21,864    N/A     N/A   4,237    N/A    N/A

*** Date of commencement of operations for Montgomery Emerging Markets was 2/5/96; for Wanger U.S. Small Cap was 9/20/95; for Wanger International Small Cap was 9/18/95; for WPG Core Large Cap was 2/29/96; and for WPG Core Small Cap was 2/16/96. The remaining Portfolios had not yet commenced operations as of 12/31/95.


FINANCIAL STATEMENTS

Certain audited statutory-basis financial statements of the Company and the financial statements of the Separate Account (as well as the Independent Auditors' Reports thereon) are contained in the Statement of Additional Information.

PERFORMANCE MEASURES

Performance for the Subaccounts of the Separate Account, including the yield and effective yield of Federated's Prime Money Portfolio, the yield of the other Subaccounts, and the total return of all Subaccounts may appear in reports and promotional literature to current or prospective Contract Owners.

Please refer to the discussion below and to the Statement of Additional Information for a more detailed description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

When advertising performance of the Subaccounts, the Company will show the Standardized Average Annual Total Return for a Subaccount which, as prescribed by the rules of the Securities and Exchange Commission ("SEC"), is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of the Annual Contract Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any.

ADDITIONAL PERFORMANCE MEASURES

NON-STANDARDIZED ACTUAL TOTAL RETURN AND NON-STANDARDIZED ACTUAL AVERAGE ANNUAL TOTAL RETURN

The Company may show actual Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods, including Total Return Year-to-Date ("YTD") with respect to certain periods. The Company may also show actual Average Annual Total Return (i.e., the average annual change in Accumulation Unit Values) with respect to one or more periods. For one year, the actual Total Return and the actual Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the actual Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see "Fee Table"), the actual Total Return and actual Average Annual Total Return also reflect these expenses. These percentages, however, do not reflect the Annual Contract Fee or Premium Taxes (if any) which, if included, would reduce the percentages reported.

NON-STANDARDIZED HYPOTHETICAL TOTAL RETURN AND NON-STANDARDIZED HYPOTHETICAL AVERAGE ANNUAL TOTAL RETURN

The Company may show Non-Standardized Hypothetical Total Return and Non-Standardized Hypothetical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios, and may assume the Contract was in existence prior to its inception date (which it was not). After the Contract's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses. They do not include the Annual Contract Fee or Premium Taxes (if any) which, if included, would reduce the percentages reported.

The Non-Standardized Annual Total Return for a Subaccount is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The Non-Standardized Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.

YIELD AND EFFECTIVE YIELD

The Company may also show yield and effective yield figures for the Subaccount investing in shares of the Federated Prime Money Portfolio. "Yield" refers to the income generated by an investment in the Federated Prime Money Portfolio over a seven-day period, which is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Federated Prime Money Portfolio is assumed to be reinvested. Therefore the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures do not reflect the Annual Contract Fee or Premium Taxes (if any) which, if included, would reduce the yields reported.

From time to time a Portfolio of a Fund may advertise its yield and total return investment performance. For each Subaccount other than the Federated Prime Money Market for which the Company advertises yield, the Company shall furnish a yield quotation referring to the Portfolio computed in the following manner: the net investment income per Accumulation Unit earned during a recent one month period is divided by the Accumulation Unit Value on the last day of the period.

Please refer to the Statement of Additional Information for a description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

The performance measures discussed above reflect results of the Portfolios and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

Performance information for the Subaccounts may be contrasted with other comparable variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service which ranks mutual funds and other investment companies by overall performance, investment objectives and assets. Performance may also be tracked by other ratings services, companies, publications or persons who rank separate accounts or other investment products on overall performance or other criteria. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

THE COMPANY AND THE SEPARATE ACCOUNT

PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

The Company is a stock life insurance company incorporated under the laws of Missouri on August 6, 1920. The Company is principally engaged in offering life insurance, annuity contracts, and accident and health insurance and is admitted to do business in all states except for New York, as well as the District of Columbia and Puerto Rico. The Company is wholly-owned, directly and indirectly, by Providian Corporation, a publicly-held diversified consumer financial services company whose shares are traded on the New York Stock Exchange with assets of $26.8 billion as of December 31, 1995.

PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY SEPARATE ACCOUNT V

The Separate Account was established by the Company as a separate account under the laws of the State of Missouri on February 14, 1992, pursuant to a resolution of the Company's Board of Directors. The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940 (the "1940 Act"). Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account. The Separate Account meets the definition of a "separate account" under the federal securities laws.

The assets of the Separate Account are owned by the Company and the obligations under the Contract are obligations of the Company. These assets are held separately from the other assets of the Company and are not chargeable with liabilities incurred in any other business operation of the Company (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Income, gains and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the General Account assets or any other separate account maintained by the Company.

The Separate Account has dedicated 15 Subaccounts to the Contract, each of which invests solely in a corresponding Portfolio of the Funds. Additional Subaccounts may be established at the discretion of the Company. The Separate Account also includes other subaccounts which are not available under the Contract.

THE FEDERATED INSURANCE SERIES (ADVISED BY FEDERATED ADVISERS)

The Federated Insurance Series is an open-end management investment company organized as a Massachusetts business trust and registered under the 1940 Act. The Fund consists of five investment portfolios available as part of the Providian Advisor's Edge: Federated American Leaders Portfolio, the Federated Utility Portfolio, the Federated Prime Money Portfolio, the Federated U.S. Government Securities Portfolio and the Federated High Income Bond Portfolio. Federated Advisers serves as this Fund's investment adviser.

THE MONTGOMERY FUNDS III (ADVISED BY MONTGOMERY ASSET MANAGEMENT, L.P.)

The Montgomery Funds III (the "Montgomery Fund"), an open-end management investment company, was organized as a Delaware business trust in 1994 and is registered under the 1940 Act. The Montgomery Fund consists of two professionally managed investment portfolios available as part of the Providian Advisor's Edge: the Montgomery Growth Portfolio and the Montgomery Emerging Markets Portfolio. Montgomery Asset Management, L.P. ("MAM"), a limited partner of Montgomery Asset Management, Inc., was organized as a California limited partnership in 1990 and is the

Montgomery Fund's investment advisor. MAM has general oversight responsibility for the investment advisory services provided to the Montgomery Fund. In addition, MAM is authorized to make investment decisions for the assets of each Portfolio.

STEINROE VARIABLE INVESTMENT TRUST (ADVISED BY STEIN ROE & FARNHAM
INCORPORATED)

The SteinRoe Variable Investment Trust is an open-end, diversified management investment company organized as a Massachusetts business trust and registered under the 1940 Act. The Fund currently consists of five investment portfolios, including the SteinRoe Capital Appreciation Portfolio, which is the only portfolio available as part of the Providian Advisor's Edge. Stein Roe & Farnham Incorporated serves as the Fund's investment adviser.

STRONG VARIABLE INSURANCE FUNDS, INC. (ADVISED BY STRONG CAPITAL MANAGEMENT,
INC.)

Strong Variable Insurance Funds, Inc. is an open-end management investment company organized under Wisconsin law and is registered under the 1940 Act. One series issued by the Fund is available as part of the Providian Advisor's Edge: the Strong International Stock Portfolio. Strong Capital Management, Inc. serves as the Fund's investment adviser.

WANGER ADVISORS TRUST (ADVISED BY WANGER ASSET MANAGEMENT, L.P.)

Wanger Advisors Trust, an open-end management investment company, was organized as a Massachusetts business trust in 1994 and is registered under the 1940 Act. The Fund consists of two series available as part of the Providian Advisor's
Edge: the Wanger U.S. Small Cap Advisor Portfolio and the Wanger International Small Cap Advisor Portfolio. Wanger Asset Management, L.P., a limited partnership managed by its general partner, Wanger Asset Management, Ltd., serves as this Fund's investment adviser.

WARBURG PINCUS TRUST (ADVISED BY WARBURG PINCUS COUNSELLORS, INC.)

Warburg Pincus Trust, an open-end management investment company, was organized as a Massachusetts business trust in 1995 and is registered under the 1940 Act. The Fund currently offers four investment portfolios, two of which are available as part of the Providian Advisor's Edge: the Warburg Pincus International Equity Portfolio and the Warburg Pincus Small Company Growth Portfolio. Warburg Pincus Counsellors, Inc. serves as the Fund's investment adviser.

TOMORROW FUNDS RETIREMENT TRUST (ADVISED BY WEISS, PECK & GREER, L.L.C.)

Tomorrow Funds Retirement Trust, an open-end management investment company, was organized as a Delaware business trust in 1995 and is registered under the 1940 Act. The Fund consists of six series, including the Weiss, Peck & Greer Core Large-Cap Stock Portfolio and the Weiss, Peck & Greer Core Small-Cap Stock Portfolio, which are the only series available as part of the Providian Advisor's Edge. Weiss, Peck & Greer, L.L.C. serves as this Fund's investment adviser.

THE PORTFOLIOS (SEE ACCOMPANYING PROSPECTUSES)

For more information concerning the risks associated with each Portfolio's investments, please refer to the applicable underlying Fund prospectus.


FEDERATED AMERICAN LEADERS FUND II ("FEDERATED AMERICAN LEADERS PORTFOLIO")

The primary investment objective of the Federated American Leaders Portfolio is to achieve long-term growth of capital. The Portfolio's secondary objective is to provide income. The Portfolio pursues its investment objectives by investing, under normal circumstances, at least 65% of its total assets in common stock of "blue-chip" companies. This Portfolio was formerly known as the Federated Equity Growth & Income Portfolio.

FEDERATED UTILITY FUND II ("FEDERATED UTILITY PORTFOLIO")

The investment objective of the Federated Utility Portfolio is to achieve high current income and moderate capital appreciation. The Portfolio endeavors to achieve its objective by investing primarily in a professional managed and diversified portfolio of equity and debt securities of utility companies.

FEDERATED PRIME MONEY FUND II ("FEDERATED PRIME MONEY PORTFOLIO")

The investment objective of the Federated Prime Money Portfolio is to provide current income consistent with stability of principal and liquidity. The Portfolio pursues its investment objective by investing exclusively in a portfolio of money market instruments maturing in 397 days or less.

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II ("FEDERATED U.S. GOVERNMENT SECURITIES PORTFOLIO")

The investment objective of the Federated U.S. Government Securities Portfolio is to provide current income. Under normal circumstances, the Portfolio pursues its investment objective by investing at least 65% of the value of its total assets in securities issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities. This Portfolio was formerly known as the Federated U.S. Government Bond Portfolio.

FEDERATED HIGH INCOME BOND FUND II ("FEDERATED HIGH INCOME BOND PORTFOLIO")

The investment objective of the Federated High Income Bond Portfolio is to seek high current income. The Portfolio endeavors to achieve its investment objective by investing primarily in a diversified portfolio of professionally managed fixed income securities. The fixed income securities in which the Portfolio intends to invest are lower-rated corporate debt obligations, which are commonly referred to as "junk-bonds." Some of these fixed income securities may involve equity features. Capital growth will be considered, but only when consistent with the investment objective of high current income. This Portfolio was formerly known as the Federated Corporate Bond Portfolio.

MONTGOMERY VARIABLE SERIES: GROWTH FUND ("MONTGOMERY GROWTH PORTFOLIO")

The investment objective of the Montgomery Growth Portfolio is capital appreciation, which, under normal conditions it seeks by investing at least 65% of its total assets in the equity securities of domestic companies. The Portfolio emphasizes investments in common stocks but also invests in other types of equity securities. In addition to capital appreciation, the Portfolio emphasizes value.

MONTGOMERY VARIABLE SERIES: EMERGING MARKETS FUND ("MONTGOMERY EMERGING MARKETS PORTFOLIO")

The investment objective of the Montgomery Emerging Markets Portfolio is capital appreciation, which, under normal conditions it seeks by investing at least 65% of its total assets in equity securities of companies in countries having emerging markets. For these purposes, the Portfolio defines an emerging market country as having an economy that is or would be considered by the World Bank or the United Nations to be emerging or developing. The Portfolio invests primarily in common stock but may also invest in other types of equity securities, and in certain types of debt securities issued by the governments of emerging market countries that are or may be eligible for conversion into investments in emerging market companies under debt conversion programs sponsored by such governments.

CAPITAL APPRECIATION FUND ("STEINROE CAPITAL APPRECIATION PORTFOLIO")

The investment objective of the SteinRoe Capital Appreciation Portfolio is to achieve growth of capital. This Portfolio seeks to achieve its investment objective by investing primarily in common stocks, securities convertible into common stocks and securities having common stock characteristics, including rights and warrants, selected primarily for prospective capital growth. The Portfolio invests in both domestic and foreign companies.

STRONG INTERNATIONAL STOCK FUND II ("STRONG INTERNATIONAL STOCK PORTFOLIO")

The investment objective of the Strong International Stock Portfolio is to achieve capital growth. This Portfolio seeks to achieve its investment objective by investing primarily in the equity securities of issuers located outside the United States. This Portfolio will invest at least 65% of its total assets in foreign equity securities, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds, that are issued by companies whose principal headquarters are located outside the United States. Under normal market conditions, this Portfolio expects to invest at least 90% of its net assets in foreign equity securities. This Portfolio will normally invest in securities of issuers located in at least three different countries.

WANGER U.S. SMALL CAP ADVISOR ("WANGER U.S. SMALL CAP ADVISOR PORTFOLIO")

The investment objective of the Wanger U.S. Small Cap Advisor Portfolio is to seek long-term growth of capital. The Portfolio pursues its investment objective by investing primarily in stocks of small and medium size United States companies. The Portfolio may also invest in debt securities, including lower-rated debt securities, which may be regarded as having speculative characteristics and are commonly referred to as "junk bonds."

WANGER INTERNATIONAL SMALL CAP ADVISOR ("WANGER INTERNATIONAL SMALL CAP ADVISOR PORTFOLIO")

The investment objective of the Wanger International Small Cap Advisor Portfolio is to seek long-term growth of capital. The Portfolio pursues its investment objective by investing primarily in stocks of small and medium size foreign companies. The Portfolio may also invest in debt securities, including lower-rated debt securities, which may be regarded as having speculative characteristics and are commonly referred to as "junk bonds."

WARBURG PINCUS INTERNATIONAL EQUITY PORTFOLIO ("WARBURG PINCUS INTERNATIONAL EQUITY PORTFOLIO")

The investment objective of the Warburg Pincus International Equity Portfolio is to achieve long-term capital appreciation. This Portfolio seeks to achieve its investment objective by investing primarily in equity securities of companies, wherever organized, that in the judgment of the Portfolio's adviser, have their principal business activities and interests outside of the United States. This Portfolio will ordinarily invest substantially all its assets--but no less than 65% of its total assets--in common stocks, warrants and securities convertible into or exchangeable for common stocks. Generally this Portfolio will hold no less than 65% of its total assets in at least three countries other than the United States. Investment may be made in equity securities of companies of any size, whether traded on or off a national securities exchange.

WARBURG PINCUS SMALL COMPANY GROWTH PORTFOLIO ("WARBURG PINCUS SMALL COMPANY GROWTH PORTFOLIO")

The investment objective of the Warburg Pincus Small Company Growth Portfolio is to achieve capital growth. This Portfolio seeks to achieve its investment objective by investing in a portfolio of equity securities of small-sized domestic companies. This Portfolio will ordinarily invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. It is anticipated that this Portfolio will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. This Portfolio's investment will be made on the basis of equity characteristics and securities ratings generally will not be a factor in the selection process.

WEISS, PECK & GREER'S CORE LARGE-CAP STOCK FUND ("WEISS, PECK & GREER CORE
 LARGE-CAP STOCK PORTFOLIO") AND WEISS, PECK & GREER'S CORE SMALL-CAP STOCK FUND ("WEISS, PECK & GREER CORE SMALL-CAP STOCK PORTFOLIO")

The investment objective of the Weiss, Peck & Greer Core Large-Cap Stock Portfolio is to seek to exceed the performance of publicly traded large capitalization stocks in the aggregate, as represented by the S&P 500 Composite Stock Price Index. The S&P 500 Composite Price Stock Index is an unmanaged index of 500 common stocks. The S&P 500 Composite Stock Price Index represents approximately 70% of the total domestic U.S. equity market capitalization. The investment objective of the Weiss, Peck & Greer Core Small-Cap Stock Portfolio is to seek to exceed the performance of publicly traded small capitalization stocks in the aggregate, as represented by the Russell 2000 Index. The Russell 2000 Index is an unmanaged index of 2,000 common stocks of small capitalization companies. Each of these Portfolios pursues its investment objective by investing in a portfolio of securities that is considered more "efficient" than the applicable benchmark. An efficient portfolio is one that has the maximum expected return for any level of risk. While each Portfolio will generally be substantially fully invested in equity securities which comprise the applicable benchmark, each Portfolio may invest up to 10% of its total assets in securities that are issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities or sponsored enterprises.

OTHER PORTFOLIO INFORMATION

There is no assurance that a Portfolio will achieve its stated investment objective.

Additional information concerning the investment objectives and policies of the Portfolios and the investment advisory services, total expenses and charges can be found in the current prospectuses for the corresponding Funds. THE FUNDS' PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE ANY DECISION IS MADE CONCERNING THE ALLOCATION OF NET PURCHASE PAYMENTS TO A PORTFOLIO.

The Portfolios may be made available to registered separate accounts offering variable annuity and variable life products of the Company as well as other insurance companies or to a person or plan, including a pension or retirement plan receiving favorable tax treatment under the Code, that qualifies to purchase shares of the Funds under Section 817(h) of the Code. Although we believe it is unlikely, a material conflict could arise among the interests of the Separate Account and one or more of the other participating separate accounts and other qualified persons or plans. In the event of a material conflict, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Funds if required by law, to resolve the matter.

                               CONTRACT FEATURES

The rights and benefits under the Contract are described below and in the Contract. The Company reserves the right to make any modification to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statute or any rule or regulation of the United States Treasury Department.

RIGHT TO CANCEL PERIOD

A Right to Cancel Period exists for a minimum of 10 days after you receive the Contract (30 or more days in some instances as set forth in your Contract) plus a 5 day grace period to allow for mail delivery. The Contract permits you to cancel the Contract during the Right to Cancel Period by returning the Contract to our Administrative Offices, P.O. Box 32700, Louisville, Kentucky 40232 or to the agent from whom you purchased the Contract. Upon cancellation, the Contract is treated as void from the Contract Date and when we receive the Contract, (1) if the state of issue of your Contract is CA, GA, ID, LA, MI, MO, NE, NH, NC, OK, OR, SC, UT, VA or WV, then for any amount of your initial Purchase Payment(s) invested in the Federated Prime Money Portfolio, we will return the Accumulated Value of the amount of your Purchase Payment(s) so invested, or if greater, the amount of your Purchase Payment(s) so invested, (2) for any amount of your initial Purchase Payment(s) invested in the Portfolios immediately following receipt by us, we will return the Accumulated Value of your Purchase Payment(s) so invested plus any fees and/or Premium Taxes that may have been subtracted from such amount, and (3) for any amount of your initial Purchase Payment(s) invested in the Guaranteed Rate Options immediately following receipt by us, we will refund the Accumulated Value of your Purchase Payment(s) so invested.

CONTRACT PURCHASE AND PURCHASE PAYMENTS

If you wish to purchase a Contract, you should consult your advisor who will provide the necessary information to the Company in a customer order form and forward the initial Purchase Payment to such address as the Company may from time to time designate. If you wish to make personal delivery by hand or courier to the Company of the initial Purchase Payment (rather than through the mail), he or she must do so at our Administrative Offices at 400 West Market Street, Louisville, KY 40202. The initial Purchase Payment for a Non-Qualified Contract must be equal to or greater than the $5,000 minimum investment requirement. The Initial Purchase Payment for a Qualified Contract must be equal to or greater than $2,000 (or you may establish a payment schedule of $50 a month by payroll deduction).

The Contract will be issued and the initial Purchase Payment less any Premium Taxes will be credited within two Business Days after receipt of the customer order form and the initial Purchase Payment in good order. The Company reserves the right to reject any customer order form or initial Purchase Payment. Following issuance, the Contract will be mailed to you along with a Contract acknowledgement form, which you should complete, sign and return in accordance with its instructions. Please note that until the Company receives the acknowledgement form signed by the Owner and any Joint Owner, the Owner and any Joint Owner must obtain a signature guarantee on their written signed request in order to exercise any rights under the Contract.

If the initial Purchase Payment cannot be credited because the customer order form is incomplete, we will contact the applicant, explain the reason for the delay and will refund the initial Purchase Payment within five Business Days, unless the applicant instructs us to retain the initial Purchase Payment and credit it as soon as the necessary requirements are fulfilled.

Additional Purchase Payments may be made at any time prior to the Annuity Date, as long as the Annuitant is living. Additional Purchase Payments must be for at least $500 for Non-Qualified Contracts, or $50 for Qualified Contracts. Additional Purchase Payments received prior to the close of the New York Stock Exchange (generally 4:00 P.M. Eastern time) are credited to the Accumulated Value at the close of business that same day. Additional Purchase Payments received after the close of the New York Stock Exchange are processed the next Business Day.

The Company reserves the right to refuse to issue this Contract in cases involving an exchange for another Contract.

Total Purchase Payments may not exceed $1,000,000 without our prior approval.

PURCHASING BY WIRE

For wiring instructions please contact our Administrative Offices at 1-800-866-6007.

ALLOCATION OF PURCHASE PAYMENTS

You instruct your advisor how your Net Purchase Payments will be allocated. You may allocate each Net Purchase Payment to one or more of the Portfolios or General Account Guaranteed Options as long as such portions are whole number percentages provided that each allocation to a General Account Guaranteed Option is at least $1,000 and that no Portfolio or General Account Guaranteed Option may contain a balance less than $1,000. You may choose not to allocate any monies to a particular Portfolio. You may change allocation instructions for future Net Purchase Payments by sending us the appropriate Company form or by complying with other designated Company procedures. The General Account Guaranteed Options are available for sale in most, but not all, states.

If the state of issue of your Contract is CA, GA, ID, LA, MI, MO, NE, NH, NC, OK, OR, SC, UT, VA or WV, then your initial Net Purchase Payment(s) will, when your Contract is issued, be invested in the Federated Prime Money Portfolio until the expiration of the Right to Cancel Period of 10 to 30 days (plus a five day grace period to allow for mail delivery) or more in some instances as specified in your Contract after the issuance of your Contract and then invested according to your initial allocation instructions (except that any accrued interest will remain in the Federated Prime Money Portfolio if it is selected as an initial allocation option), provided that portions of your initial Net Purchase Payment(s) allocated to the Guaranteed Rate Options will be invested immediately upon our receipt thereof in order to lock in the rates then applicable to such options. (Please note that immediate investment is not applicable to amounts allocated to the Guaranteed Equity Option.)

If the state of issue of your Contract is any other state, your initial Net Purchase Payment(s) will, unless you indicate otherwise, be invested in your Portfolios and Guaranteed Rate Options immediately upon our receipt thereof, IN WHICH CASE YOU WILL BEAR FULL INVESTMENT RISK FOR ANY AMOUNTS ALLOCATED TO THE PORTFOLIOS DURING THE RIGHT TO CANCEL PERIOD. (Please note that this immediate investment is not available with respect to any amounts allocated to THE GUARANTEED EQUITY OPTION WHICH IS ILLIQUID FOR THE GUARANTEE PERIOD.)

CHARGES AND DEDUCTIONS

There are no sales charges for the Contracts (although certain charges or restrictions may apply to your Contract's General Account Guaranteed Options).

MORTALITY AND EXPENSE RISK CHARGE

We impose a charge as compensation for bearing certain mortality and expense risks under the Contracts. The annual charge is assessed daily based on the net asset value of the Separate Account. The annual mortality and expense risk charge is .50% of the net asset value of the Separate Account.

We guarantee that this annual charge will never increase. If this charge is insufficient to cover actual costs and assumed risks, the loss will fall on us. Conversely, if the charge proves more than sufficient, any excess will be added to the Company surplus and will be used for any lawful purpose, including any shortfall on the costs of distributing the Contracts.

The mortality risk borne by us under the Contracts, where one of the life Annuity Payment Options is selected, is to make monthly Annuity Payments (determined in accordance with the annuity tables and other provisions contained in the Contract) regardless of how long all Annuitants may live. We also assume mortality risk as a result of our guarantee of a Death Benefit in the event the Annuitant dies prior to the Annuity Date.

The expense risk borne by us under the Contracts is the risk that the charges for administrative expenses which are guaranteed for the life of the Contract may be insufficient to cover the actual costs of issuing and administering the Contract.

ADMINISTRATIVE CHARGE AND ANNUAL CONTRACT FEE

An administrative charge equal to .15% annually of the net asset value of the Separate Account is assessed daily along with the Annual Contract Fee of $30. The Annual Contract Fee is deducted proportionately from the Subaccounts. For any Contract with amounts allocated to the Subaccounts, the $30 fee is assessed per Contract, not per Portfolio chosen. The Annual Contract Fee will be deducted on each Contract Anniversary and upon surrender, on a pro rata basis, from each Subaccount. These deductions represent reimbursement for the costs expected to be incurred over the life of the Contract for issuing and maintaining each Contract and the Separate Account.

EXCHANGES

Each Contract Year you may make an unlimited number of Exchanges between Portfolios and/or General Account Guaranteed Options, provided that after an Exchange no Portfolio or General Account Guaranteed Option may contain a balance less than $1,000. No fee is currently imposed for such Exchanges; however, we reserve the right to charge a $15 fee for Exchanges in excess of 12 per Contract Year.

EXCEPTIONS TO CHARGES AND TO TRANSACTION OR BALANCE REQUIREMENTS

The administrative charges or fees may be reduced for sales of Contracts to a trustee, employer or similar entity representing a group where the Company determines that such sales result in savings of administrative expenses. In addition, directors, officers and bona fide full-time employees (and their spouses and minor children) of the Company, its ultimate parent company, Providian Corporation and certain of their affiliates are permitted to purchase Contracts with substantial reduction of administrative charges or fees or with a waiver or modification of certain minimum or maximum purchase and transaction amounts or balance requirements. Contracts so purchased are for investment purposes only and may not be resold except to the Company.

In no event will reduction or elimination of fees or charges or waiver or modification of transaction or balance requirements be permitted where such reduction, elimination, waiver or modification will be unfairly discriminatory to any person. Additional information about reductions in charges is contained in the Statement of Additional Information.

TAXES

We will, where such taxes are imposed on the Company by state law, deduct Premium Taxes that currently range up to 3.5%. These taxes will be deducted from the Accumulated Value or Purchase Payments in accordance with applicable law.

As of the date of this Prospectus, the following state assesses a Premium Tax on all initial and additional Purchase Payments on Non-Qualified Contracts:

                                                          PERCENTAGE
                                                          ----------
             South Dakota................................   1.25%

In addition, a number of states currently impose Premium Taxes at the time an Annuity Payment Option (other than a Lump Sum Payment Option) is selected. As of the date of this Prospectus, the following states assess a Premium Tax against the Accumulated Value if the Contract Owner chooses an Annuity Payment Option instead of receiving a lump sum distribution:

                                                                         NON-
                                                             QUALIFIED QUALIFIED
                                                             --------- ---------
Alabama.....................................................   1.00%     1.00%
California..................................................    .50%     2.35%
District of Columbia........................................   2.25%     2.25%
Kansas......................................................      0%     2.00%
Kentucky....................................................   2.00%     2.00%
Maine.......................................................      0%     2.00%
Nevada......................................................      0%     3.50%
West Virginia...............................................   1.00%     1.00%
Wyoming.....................................................      0%     1.00%

Under present laws, the Company will incur state or local taxes (in addition to the Premium Taxes described above) in several states. At present, the Company does not charge the Contract Owner for these taxes. If there is a change in state or local tax laws, charges for such taxes may be made. The Company does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Contracts. (See "Federal Tax Considerations," page 26.) Based upon these expectations, no charge is currently being made to the Separate Account for corporate federal income taxes that may be attributable to the Separate Account.

The Company will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years for any federal income taxes incurred by the Company. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in the Company's tax status. In the event that the Company should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Contracts, the Accumulated Value of the Contract would be correspondingly adjusted by any provision or charge for such taxes.

PORTFOLIO EXPENSES

The value of the assets in the Separate Account reflect the fees and expenses paid by the Portfolios. A complete description of these expenses is found in the "Fee Table" section of this Prospectus and in each Fund's Prospectus and Statement of Additional Information.

ACCUMULATED VALUE

At the commencement of the Contract, the Accumulated Value equals the initial Net Purchase Payment. Thereafter, the Accumulated Value equals the Accumulated Value from the previous Business Day increased by: (i) any additional Net Purchase Payments received by the Company and (ii) any increase in the Accumulated Value due to investment results of the selected Portfolio(s) and the interest credited to the General Account Guaranteed Options during the Valuation Period; and reduced by: (i) any decrease in the Accumulated Value due to investment results of the selected Portfolio(s), (ii) a daily charge to cover the mortality and expense risks assumed by the Company, (iii) any charge to cover the cost of administering the Contract, (iv) any partial withdrawals,
(v) any Market Value Adjustment or other deduction due to early Exchanges from the Guaranteed Rate Options and, if exercised by the Company, (vi) any charges for any Exchanges made after the first 12 in any Contract Year.

EXCHANGES AMONG THE PORTFOLIOS

Should your investment goals change, you may exchange Accumulated Value among the Portfolios of the Funds and, as permitted, the General Account Guaranteed Options. Requests for Exchanges, received by mail or by telephone, prior to the close of the New York Stock Exchange (generally 4:00 P.M. Eastern time) are processed at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day. If you experience difficulty in making a telephone Exchange your Exchange request may be made by regular or express mail. It will be processed on the date received.

To take advantage of the privilege of initiating transactions by telephone, you must first elect the privilege by completing the appropriate section of the Contract acknowledgement form, which you will receive with your Contract. You may also complete a separate telephone authorization form at a later date. To take advantage of the privilege of authorizing a third party to initiate transactions by telephone, you must first complete a third party authorization form or the appropriate section of the Contract acknowledgement form.

The Company will undertake reasonable procedures to confirm that instructions communicated by telephone are genuine. Prior to the acceptance of any request, the caller will be asked by a customer service representative for his or her Contract number and social security number. In addition, telephone communications from a third party authorized to transact in an account will undergo reasonable procedures to confirm that instructions are genuine. The third party caller will be asked for his or her name, company affiliation (if appropriate), the Contract number to which he or she is referring, and the social security number of the Contract Owner. All calls will be recorded, and this information will be verified with the Contract Owner's records prior to processing a transaction. Furthermore, all transactions performed by a customer service representative will be verified with the Contract Owner through a written confirmation statement. Neither the Company nor the Funds shall be liable for any loss, cost or expense for action on telephone instructions that are believed to be genuine in accordance with these procedures.

For information concerning Exchanges to and from the General Account Guaranteed Options, see "The General Account," at Appendix A.

FULL AND PARTIAL WITHDRAWALS

At any time before the Annuity Date and while the Annuitant is living, you may make a partial or full withdrawal of the Contract to receive all or part of the Surrender Value by sending a written request to our Administrative Offices. Full or partial withdrawals may only be made before the Annuity Date and all partial withdrawal requests must be for at least $500. The amount available for full or partial withdrawal is the Surrender Value at the end of the Valuation Period during which the written request for withdrawal is received. The Surrender Value is an amount equal to the Accumulated Value, adjusted to reflect any applicable Market Value Adjustment for amounts allocated to the Multi-Year Guaranteed Rate Option, less any early withdrawal charges for amounts allocated to the One-Year Guaranteed Index Rate Option, less any amount allocated to the Guaranteed Equity Option less any Premium Taxes incurred but not yet deducted. The withdrawal amount may be paid in a lump sum to you, or if elected, all or any part may be paid out under an Annuity Payment Option. (See "Annuity Payment Options," page 23.)

You can make a withdrawal by sending the appropriate Company form to our Administrative Offices. You may not make any full or partial withdrawals from the Guaranteed Equity Option before the end of the guarantee period. Your proceeds will normally be processed and mailed to you within two Business Days after the receipt of the request but in no event will it be later than seven calendar days, subject to postponement in certain circumstances. (See "Deferment of Payment," page 25.)

Payments under the Contract of any amounts derived from premiums paid by check may be delayed until such time as the check has cleared your bank. If, at the time the Contract Owner requests a full or partial withdrawal, he has not provided the Company with a written election not to have federal income taxes withheld, the Company must by law withhold such taxes from the taxable portion of any full or partial withdrawal and remit that amount to the federal government. Moreover, the Code provides that a 10% penalty tax may be imposed on certain early withdrawals. (See "Federal Tax Considerations," page 25.)

Since the Contract Owner assumes the investment risk with respect to amounts allocated to the Separate Account, the total amount paid upon withdrawal of the Contract (taking into account any prior withdrawals) may be more or less than the total Net Purchase Payments made.

SYSTEMATIC WITHDRAWAL OPTION

You may choose to have a specified dollar amount provided to you on a regular basis from the portion of your Contract's Accumulated Value that is allocated to the Portfolios. By electing the Systematic Withdrawal Option, withdrawals may be made on a monthly, quarterly, semi-annual or annual basis. The minimum amount for each withdrawal is $250.

This option may be elected by completing the Systematic Withdrawal Request Form. This form must be received by us at least 30 days prior to the date systematic withdrawals will begin. Each withdrawal will be processed on the day and at the frequency indicated on the Systematic Withdrawal Request Form. The start date for the systematic withdrawals must be between the first and twenty-eighth day of the month. You may discontinue the Systematic Withdrawal Option at any time by notifying us in writing at least 30 days prior to your next scheduled withdrawal date.

Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to a 10% federal tax penalty if you are under age 59 1/2. You may elect to have federal income taxes withheld from each withdrawal at a 10% rate on the Systematic Withdrawal Request Form. For a discussion of the tax consequences of withdrawals, see "Federal Tax Considerations" on page 26 of the Prospectus. You may wish to consult a tax advisor regarding any tax consequences that might result prior to electing the Systematic Withdrawal Option.

We reserve the right to discontinue offering the Systematic Withdrawal Option upon 30 days written notice. We also reserve the right to charge a fee for such service.

DOLLAR COST AVERAGING OPTION

If you have at least $5,000 of Accumulated Value in the Federated Prime Money Portfolio, you may choose to have a specified dollar amount transferred from this Portfolio to other Portfolios in the Separate Account or to the General Account Guaranteed Options on a monthly basis. The main objective of Dollar Cost Averaging is to shield your investment from short term price fluctuations. Since the same dollar amount is transferred to other Portfolios each month, more units are purchased in a Portfolio if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

This Dollar Cost Averaging Option may be elected on the customer order form or at a later date. The minimum amount that may be transferred each month into any Portfolio or General Account Guaranteed Option is $250. The maximum amount which may be transferred is equal to the Accumulated Value in the Federated Prime Money Portfolio when elected, divided by 12.

The transfer date will be the same calendar day each month as the Contract Date. The dollar amount will be allocated to the Portfolios in the proportions you specify on the appropriate Company form, or, if none are specified, in accordance with your original investment allocation. If, on any transfer date, the Accumulated Value is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the option will end. You may change the transfer amount once each Contract Year, or cancel this option by sending the appropriate Company form to our Administrative Offices which must be received at least seven days before the next transfer date.

IRS-REQUIRED DISTRIBUTIONS

Prior to the Annuity Date, if you or, if applicable, a Joint Owner dies before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the Owner's Designated Beneficiary (unless the Contract Owner was also the Annuitant--in which case the Annuitant's Beneficiary is entitled to the Death Benefit) as described in this section so that the Contract qualifies as an annuity under the Code. If the death occurs on or after the Annuity Date, the remaining portions of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract will be distributed within five years after date of death or be paid under an Annuity Payment Option under which payments will begin within one year of the Contract Owner's death and will be made for the life of the Owner's Designated Beneficiary or for a period not extending beyond the life expectancy of that beneficiary. The Owner's Designated Beneficiary is the person to whom ownership of the Contract passes by reason of death.

If any portion of the Contract Owner's interest is payable to (or for the benefit of) the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

MINIMUM BALANCE REQUIREMENT

We will transfer the balance in any Portfolio that falls below $1,000, due to a partial withdrawal or Exchange, to the remaining Portfolios held under that Contract on a pro rata basis. In the event that the entire value of the Contract falls below $1,000, you may be notified that the Accumulated Value of your account is below the Contract's minimum requirement. You would then be allowed 60 days to make an additional investment before the account is liquidated. Proceeds would be promptly paid to the Contract Owner. The full proceeds would be taxable as a withdrawal. We will not exercise this right with respect to Qualified Contracts.

DESIGNATION OF AN ANNUITANT'S BENEFICIARY

The Contract Owner may select one or more Annuitant's Beneficiaries and name them in the customer order form. Thereafter, while the Annuitant is living, the Contract Owner may change the Annuitant's Beneficiary by sending us the appropriate Company form. Such change will take effect on the date such form is signed by the Contract Owner but will not affect any payment made or other action taken before the Company acknowledges such form. You may also make the designation of Annuitant's Beneficiary irrevocable by sending us the appropriate Company form and obtaining approval from the Company. Changes in the Annuitant's Beneficiary may then be made only with the consent of the designated irrevocable Annuitant's Beneficiary.

If the Annuitant dies prior to the Annuity Date, the following will apply unless the Contract Owner has made other provisions.

  (a) If there is more than one Annuitant's Beneficiary, each will share in the Death Benefits equally;

  (b) If one or two or more Annuitant's Beneficiaries have already died, that share of the Death Benefit will be paid equally to the survivor(s);

  (c) If no Annuitant's Beneficiary is living, the proceeds will be paid to the Contract Owner;

  (d) If an Annuitant's Beneficiary dies at the same time as the Annuitant, the proceeds will be paid as though the Annuitant's Beneficiary had died first. If an Annuitant's Beneficiary dies within 15 days after the Annuitant's death and before the Company receives due proof of the Annuitant's death, proceeds will be paid as though the Annuitant's Beneficiary had died first.

If an Annuitant's Beneficiary who is receiving Annuity Payments dies, any remaining payments certain will be paid to that Annuitant's Beneficiary's named beneficiary(ies) when due. If no Annuitant's Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is the Annuitant, this right will pass to his or her estate. If a Life Annuity with Period Certain option was elected, and if the Annuitant dies on or after the Annuity Date, any unpaid payments certain will be paid to the Annuitant's Beneficiary or your designated Payee.

DEATH OF ANNUITANT PRIOR TO ANNUITY DATE

If the Annuitant dies prior to the Annuity Date, an amount will be paid as proceeds to the Annuitant's Beneficiary. The Death Benefit is calculated and is payable upon receipt of due Proof of Death of the Annuitant as well as proof that the Annuitant died prior to the Annuity Date. Upon receipt of this proof, the Death Benefit will be paid within seven days, or as soon thereafter as the Company has sufficient information about the Annuitant's Beneficiary to make the payment. The Annuitant's Beneficiary may receive the amount payable in a lump sum cash benefit or under one of the Annuity Payment Options.

The Death Benefit is the greater of:

  (1) The Accumulated Value on the date we receive due Proof of Death; or

  (2) The Adjusted Death Benefit.

During the first six Contract Years, the Adjusted Death Benefit will be the sum of all Net Purchase Payments made, less any partial withdrawals taken. During each subsequent six-year period, the Adjusted Death Benefit will be the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made, less any partial withdrawals taken during the current six-year period. After the Annuitant attains age 75, the Adjusted Death Benefit will remain equal to the Death Benefit on the last day of the six-year period before age 75 occurs plus any Net Purchase Payments subsequently made, less any partial withdrawals subsequently taken.

ANNUITY DATE

You may specify an Annuity Date, which can be no later than the first day of the month after the Annuitant's 85th birthday, without the Company's prior approval. The Annuity Date is the date that Annuity Payments are scheduled to commence under the Contract unless the Contract has been surrendered or an amount has been paid as proceeds to the designated Annuitant's Beneficiary prior to that date.

You may advance or defer the Annuity Date. However, the Annuity Date may not be advanced to a date prior to 30 days after the date of receipt of a written request or, without the Company's prior approval, deferred to a date beyond the first day of the month after the Annuitant's 85th birthday. The Annuity Date may only be changed by written request during the Annuitant's lifetime and must be made at least 30 days before the then-scheduled Annuity Date. The Annuity Date and the Annuity Payment options available for Qualified Contracts may also be controlled by endorsements, the plan or applicable law.

LUMP SUM PAYMENT OPTION

You may surrender the Contract at any time while the Annuitant is living and before the Annuity Date. The Surrender Value is equal to the Accumulated Value, adjusted for any Market Value Adjustment or other deductions applicable to amounts allocated to a General Account Guaranteed Option, less any amount allocated to the Guaranteed Equity Option, less any Premium Taxes incurred but not yet deducted.

ANNUITY PAYMENT OPTIONS

All Annuity Payment Options (except for the Designated Period Annuity Option) are offered as "Variable Annuity Options." This means that Annuity Payments, after the initial payment, will reflect the investment experience of the

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Portfolio or Portfolios you have chosen. All Annuity Payment Options are also offered as "Fixed Annuity Options." This means that the amount of each payment will be set on the Annuity Date and will not change. The following Annuity Payment Options are available under the Contract:

Life Annuity--Monthly Annuity Payments are paid for the life of an Annuitant, ceasing with the last Annuity Payment due prior to the Annuitant's death.

Joint and Last Survivor Annuity--Monthly Annuity Payments are paid for the life of two Annuitants and thereafter for the life of the survivor, ceasing with the last Annuity Payment due prior to the survivor's death.

Life Annuity with Period Certain--Monthly Annuity Payments are paid for the life of an Annuitant, with a Period Certain of not less than 120, 180, or 240 months, as elected.

Installment or Unit Refund Life Annuity--Available as either a Fixed (Installment Refund) or Variable (Unit Refund) Annuity Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a Period Certain determined by dividing the Accumulated Value by the first Annuity Payment.

Designated Period Annuity--Only available as a Fixed Annuity Option. Monthly Annuity Payments are paid for a Period Certain as elected, which may be from 10 to 30 years.

Before the Annuity Date and while the Annuitant is living, you may change the Annuity Payment Option by written request. The request for change must be made at least 30 days prior to the Annuity Date and is subject to the approval of the Company. If an Annuity Payment Option is chosen that depends on the continuation of the life of the Annuitant, proof of birth date may be required before Annuity Payments begin. For Annuity Payment Options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments to older Annuitants are expected to be fewer in number, the amount of each Annuity Payment will generally be greater.

All or part of the Accumulated Value may be placed under one or more Annuity Payment Options. If Annuity Payments are to be paid under more than one option, the Company must be told what part of the Accumulated Value is to be paid under each option.

If at the time of any Annuity Payment you have not provided the Company with a written election not to have federal income taxes withheld, the Company must by law withhold such taxes from the taxable portions of such Annuity Payment and remit that amount to the federal government.

In the event that an Annuity Payment Option is not selected, the Company will make monthly Annuity Payments that will go on for as long as the Annuitant lives (120 payments guaranteed) in accordance with the Life Annuity with Period Certain Option and the annuity benefit sections of the Contract. That portion of the Accumulated Value that has been held in a Portfolio prior to the Annuity Date will be applied under a Variable Annuity Option based on the performance of that Portfolio. Subject to approval by the Company, you may select any other Annuity Payment Option then being offered by the Company. All Fixed Annuity Payments and the initial Variable Annuity Payment are guaranteed to be not less than as provided by the Annuity Tables and the Annuity Payment Option elected by the Contract Owner. The minimum payment, however, is $100. If the Accumulated Value is less than $5,000, or less than $2,000 for Texas Contract Owners, the Company has the right to pay that amount in a lump sum. From time to time, the Company may require proof that the Annuitant or Contract Owner is living. Annuity Payment Options are not available to: (1) an assignee; or (2) any other than a natural person, except with the consent of the Company.

We may, at the time of election of an Annuity Payment Option, offer more favorable rates in lieu of the guaranteed rates specified in the Annuity Tables found in the Contract.

The value of Variable Annuity Payments will reflect the investment experience of the chosen Portfolio. Only one Variable Annuity Option may be chosen from among those made available by the Company for each Portfolio. The Annuity Tables, which are contained in the Contract and are used to calculate the value of the initial Variable Annuity Payment, are based on an assumed interest rate of 4%. If the actual net investment experience exactly equals the assumed interest rate, then the Variable Annuity Payments will remain the same (equal to the first Annuity Payment). However, if actual investment experience exceeds the assumed interest rate, the Variable Annuity Payments will increase; conversely, they will decrease if the actual experience is lower. The method of computation of Variable Annuity Payments is described in more detail in the Statement of Additional Information.

The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

After the Annuity Date, you may change the Portfolio funding the Variable Annuity Payments on the appropriate Company form or by calling our Administrative Offices at 1-800-866-6007.

DEFERMENT OF PAYMENT

Payment of any cash withdrawal or lump sum Death Benefit due from the Separate Account will occur within seven days from the date the election becomes effective except that the Company may be permitted to defer such payment if:
(1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the New York Stock Exchange is otherwise restricted; or
(2) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (3) the SEC permits a delay for the protection of Contract Owners.

As to amounts allocated to the General Account, we may, at any time, defer payment of the Surrender Value for up to six months after we receive a request for it. We will allow interest of at least 4% annually on any Surrender Value payment derived from the General Account that we defer 30 days or more.

                           FEDERAL TAX CONSIDERATIONS

INTRODUCTION

The ultimate effect of federal income taxes on the amounts paid for the Contract, on the investment return on assets held under a Contract, on Annuity Payments, and on the economic benefits to the Contract Owner, Annuitant or Annuitant's Beneficiary, depends on the terms of the Contract, the Company's tax status and upon the tax status of the individuals concerned. The following discussion is general in nature and is not intended as tax advice. You should consult a tax adviser regarding the tax consequences of purchasing a Contract. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion is based upon the Company's understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws, the Treasury regulations or the current interpretations by the Internal Revenue Service. We reserve the right to make uniform changes in the Contract to the extent necessary to continue to qualify the Contract as an annuity. For a discussion of federal income taxes as they relate to the Funds, please see the accompanying Prospectuses for the Funds.

TAXATION OF ANNUITIES IN GENERAL

Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value under a Contract until some form of withdrawal or distribution is made under it. However, under certain circumstances, the increase in value may be subject to current federal income tax. (See "Contracts Owned by Non-Natural Persons," page 27, and
"Diversification Standards," page 27.)

Section 72 provides that the proceeds of a full or partial withdrawal from a Contract prior to the Annuity Date will be treated as taxable income to the extent the amounts held under the Contract exceed the "investment in the Contract," as that term is defined in the Code. The "investment in the Contract" can generally be described as the cost of the Contract, and generally constitutes all Purchase Payments paid for the Contract less any amounts received under the Contract that are excluded from the individual's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial withdrawal of a Contract.

Upon receipt of a full or partial withdrawal or an Annuity Payment under the Contract, you will be taxed if the value of the Contract exceeds the investment in the Contract. Ordinarily, the taxable portion of such payments will be taxed at ordinary income tax rates.

For Fixed Annuity Payments, in general, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income tax rates. For Variable Annuity Payments, in general, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxed at ordinary income tax rates. Once the excludible portion of Annuity Payments to date equals the investment in the Contract, the balance of the Annuity Payments will be fully taxable.

Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies the Company of that election.

With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10% of the taxable portion of amounts withdrawn or distributed. However, the penalty tax will not apply to withdrawals (i) made on or after the death of the Contract Owner or, where the Contract Owner is not an individual, the death of the Annuitant, who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Contracts; (ii) attributable to the taxpayer's becoming disabled within the meaning of Code Section 72(m)(7); (iii) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;
(iv) from a qualified plan (note, however, other penalties may apply); (v) under a qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract as defined in Section 72(u)(4); or (vii) that are purchased by an employer on termination of certain types of qualified plans and that are held by the employer until the employee separates from service. Other tax penalties may apply to certain distributions as well as to certain contributions and other transactions under Qualified Contracts.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

THE COMPANY'S TAX STATUS

The Company is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Separate Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Accumulated Value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to the Company. The Company reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

DISTRIBUTION-AT-DEATH RULES

In order to be treated as an annuity contract, a Contract must generally provide the following two distribution rules: (a) if any Contract Owner dies on or after the Annuity Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as quickly as the method in effect on the Contract Owner's death; and (b) if any Contract Owner dies before the Annuity Date, the entire interest must generally be distributed within five years after the date of death. To the extent such interest is payable to the Owner's Designated Beneficiary, however, such interests may be annuitized over the life of that Owner's Designated Beneficiary or over a period not extending beyond the life expectancy of that Owner's Designated Beneficiary, so long as distributions commence within one year after the Contract Owner's death. If the Owner's Designated Beneficiary is the spouse of the Contract Owner, the Contract (together with the deferral on tax on the accrued and future income thereunder) may be continued unchanged in the name of the spouse as Contract Owner. The term Owner's Designated Beneficiary means the natural person named by the Contract Owner as a beneficiary and to whom ownership of the Contract passes by reason of the Contract Owner's death (unless the Contract Owner was also the Annuitant--in which case the Annuitant's Beneficiary is entitled to the Death Benefit).

If the Contract Owner is not an individual, the "primary Annuitant" (as defined under the Code) is considered the Contract Owner. The primary Annuitant is the individual who is of primary importance in affecting the timing or the amount of payout under a Contract. In addition, when the Contract Owner is not an individual, a change in the primary Annuitant is treated as the death of the Contract Owner. Finally, in the case of joint Contract Owners, the distribution will be required at the death of the first of the Contract Owners.

TRANSFERS OF ANNUITY CONTRACTS

Any transfer of a Non-Qualified Contract prior to the Annuity Date for less than full and adequate consideration will generally trigger tax on the gain in the Contract to the Contract Owner at the time of such transfer. The investment in the Contract of the transferee will be increased by any amount included in the Contract Owner's income. This provision, however, does not apply to those transfers between spouses or incident to a divorce which are governed by Code
Section 1041(a).

CONTRACTS OWNED BY NON-NATURAL PERSONS

Where the Contract is held by a non-natural person (for example, a corporation), the Contract is generally not treated as an annuity contract for federal income tax purposes, and the income on that Contract (generally the increase in the net Accumulated Value less the payments) is includible in taxable income each year. The rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an agent for a natural person. If an employer is the nominal owner of a Contract, and the beneficial owners are employees, then the Contract is not treated as being held by a non-natural person. The rule also does not apply where the Contract is acquired by the estate of a decedent, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity.

ASSIGNMENTS

A transfer of ownership of a Contract, a collateral assignment or the designation of an Annuitant or other beneficiary who is not also the Contract Owner may result in tax consequences to the Contract Owner, Annuitant or beneficiary that are not discussed herein. A Contract Owner contemplating such a transfer or assignment of a Contract should contact a tax advisor with respect to the potential tax effects of such a transaction.

MULTIPLE CONTRACTS RULE

All non-qualified annuity contracts issued by the same company (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract for purposes of determining the amount includible in the taxpayer's gross income. Thus, any amount received under any Contract prior to the Contract's Annuity Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such contracts. The Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a tax advisor before purchasing more than one Contract or other annuity contracts.

DIVERSIFICATION STANDARDS

To comply with certain diversification regulations (the "Regulations") under Code Section 817(h), after a start up period, the Separate Account will be required to diversify its investments. The Regulations generally require that on the last day of each quarter of a calendar year, no more than 55% of the value of the Separate Account is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. A "look-through" rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the percentage limitations by looking through to the assets of the Portfolios in which each such Subaccount invests. All securities of the same issuer are treated as a single investment. Each government agency or instrumentality will be treated as a separate issuer for purposes of those limitations.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance concerning the extent to which Contract Owners may direct their investments to particular divisions of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or ruling are issued, the Contracts may need to be modified in order to remain in compliance. For these reasons, the Company reserves the right to modify the Contracts, as necessary, to prevent the Contract Owner from being considered the owner of assets of the Separate Account.

We intend to comply with the Regulations to assure that the Contracts continue to be treated as annuity contracts for federal income tax purposes.

403(B) CONTRACTS

Contracts will be offered in connection with retirement plans adopted by public school systems and certain tax-exempt organizations (Code Section 501(c)(3) organizations) for their employees under Section 403(b) of the Code except, as discussed below and subject to any conditions in an employer's plan, a Contract used in connection with a Section 403(b) Plan offers the same benefits and is subject to the same charges described in this Prospectus.

The Code imposes a maximum limit on annual Purchase Payments which may be excluded from your gross income. Such limit must be calculated in accordance with Sections 403(b), 415 and 402(g) of the Code. In addition, Purchase Payments will be excluded from your gross income only if the 403(b) Plan meets certain Code non-discrimination requirements.

The Code imposes restrictions on full or partial surrenders from 403(b) individual accounts attributable to Purchase Payments under a salary reduction agreement and to any earnings on the entire 403(b) individual account credited on and after January 1, 1989. Surrenders of these amounts are allowed only if the Contract Owner (a) has died, (b) has become disabled, as defined in the Code, (c) has attained age 59 1/2, or (d) has separated from service. Surrenders are also allowed if the Contract Owner can show "hardship," as defined by the Internal Revenue Service, but the surrender is limited to the lesser of Purchase Payments made on or after January 1, 1989 or the amount necessary to relieve the hardship. Even if a surrender is permitted under these provisions, a 10% federal tax penalty may be assessed on the withdrawn amount if it does not otherwise meet the exceptions to the penalty tax provisions. (See "Taxation of Annuities in General," page 26).

Under the Code, you may request a full or partial surrender of an amount equal to the individual account cash value as of December 31, 1988 (the "grandfathered" amount), subject to the terms of the 403(b) Plan. Although the Code surrender restrictions do not apply to this amount, a 10% federal penalty tax may be assessed on the withdrawn amount if it does not otherwise meet the exceptions to the penalty tax provisions. (See "Taxation of Annuities in General," page 26).

The Company believes that the Code surrender restrictions do not apply to tax-free transfers pursuant to Revenue Ruling 90-24. The Company further believes that the surrender restrictions will not apply to any "grandfathered" amount transferred pursuant to Revenue Ruling 90-24 into another 403(b) Contract.

LOANS UNDER 403(B) CONTRACTS

Under your 403(b) Contract, you may borrow against your Contract's Surrender Value after the first Contract Year. No additional loans will be extended until prior loan balances are paid in full. The loan amount must be at least $1,000 with a minimum vested Accumulated Value of $2,000. The loan amount may not exceed the lesser of (a) or (b), where (a) is 50% of the Contract's vested Accumulated Value on the date on which the loan is made, and (b) is $50,000 reduced by the highest outstanding balance of any loan within the preceding 12 months ending on the day before the current loan is made. If you are married, your spouse must consent in writing to a loan request. This consent must be given within the 90-day period before the loan is to be made.

On the first Business Day of each calendar month, the Company will determine a loan interest rate. The loan interest rate for the calendar month in which the loan is effective will apply for one year from the loan effective date. Annually on the anniversary of the loan effective date, the rate will be adjusted to equal the loan interest rate determined for the month in which the loan anniversary occurs.

Principal and interest on loans must be amortized in quarterly installments over a five year term except for certain loans for the purchase of a principal residence. If the loan interest rate is adjusted, future payments will be adjusted so that the outstanding loan balance is amortized in equal quarterly installments over the remaining term. A $40 processing fee is charged for each loan. The remainder of each repayment will be credited to the individual account.

If a loan payment is not made when due, interest will continue to accrue. The defaulted payment plus accrued interest will be deducted from any future distributions under the Contract and paid to us. Any loan payment which is not made when due, plus interest, will be treated as a distribution, as permitted by law. The loan payment may be taxable to the borrower, and may be subject to the early withdrawal tax penalty. When a loan is made, the number of Accumulation Units equal to the loan amount will be withdrawn from the individual account and placed in the Collateral Fixed Account. Accumulation Units taken from the individual account to provide a loan do not participate in the investment experience of the related Portfolios or the guarantees of the General Account Guaranteed Options. The loan amount will be withdrawn on a pro rata basis first from the Portfolios to which Accumulated Value has been allocated, and if that amount is insufficient, collateral will then be transferred from the General Account Guaranteed Options--except the Guaranteed Equity Option. As with any withdrawal, Market Value Adjustments or other deductions applicable to amounts allocated to General Account Guaranteed Options may be applied and no amounts may be withdrawn from the Guaranteed Equity Option. Until the loan is repaid in full, that portion of the Collateral Fixed Account shall be credited with interest at a rate of 2% less than the loan interest rate applicable to the loan--however, the interest rate credited will never be less than the General Account Guaranteed Option's guaranteed rate of 3%.

When a loan is made, the number of Accumulation Units equal to the loan amount will be withdrawn from the individual account and placed in the Collateral Fixed Account. Accumulation Units taken from the individual account to provide a loan do not participate in the investment experience of the related Portfolios or the guarantees of the General Account Guaranteed Options. The loan amount will be withdrawn on a pro rata basis first from the Portfolios to which Accumulated Value has been allocated, and if that amount is insufficient, collateral will then be transferred from the General Account Guaranteed Options--except the Guaranteed Equity Option. As with any withdrawal, Market Value Adjustments or other deductions applicable to amounts allocated to General Account Guaranteed Options may be applied and no amounts may be withdrawn from the Guaranteed Equity Option. Until the loan is repaid in full, that portion of the Collateral Fixed Account shall be credited with interest at a rate of 2% less than the loan interest rate applicable to the loan--however, the interest rate credited will never be less than the General Account Guaranteed Option's guaranteed rate of 3%.

A bill in the amount of the quarterly principal and interest will be mailed directly to you in advance of the payment due date. The initial quarterly repayment will be due three months from the loan date. The loan date will be the date that the Company receives the loan request form in good order. Payment is due within 30 calendar days after the due date. Subsequent quarterly installments are based on the first due date.

When repayment of principal is made, Accumulation Units will be reallocated on a current value basis among the same investment Portfolios and/or General Account Guaranteed Options and in the same proportion as when the loan was initially made. If a repayment in excess of a billed amount is received, the excess will be applied towards the principal portion of the outstanding loan. Payments received which are less than the billed amount will not be accepted and will be returned to you.

If a partial surrender is taken from your individual account due to nonpayment of a billed quarterly installment, the date of the surrender will be the first Business Day following the 30 calendar day period in which the repayment was due.

Prepayment of the entire loan is allowed. At the time of prepayment, the Company will bill you for any accrued interest. The Company will consider the loan paid when the loan balance and accrued interest are paid.

If the individual account is surrendered with an outstanding loan balance, the outstanding loan balance and accrued interest will be deducted from the Surrender Value. If the individual account is surrendered, with an outstanding loan balance, due to the Contract Owner's death or the election of an Annuity Payment Option, the outstanding loan balance and accrued interest will be deducted.

The Company may require that any outstanding loan be paid if the individual account value falls below an amount equal to 25% of total loans outstanding.

The Code requires the aggregation of all loans made to an individual employee under a single employer-sponsored 403(b) Plan. However, since the Company has no information concerning the outstanding loans that you may have with other companies, if will only use the information available under Contracts issued by the Company.

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                              GENERAL INFORMATION

ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS

The Company retains the right, subject to any applicable law, to make certain changes. The Company reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Funds, or of another registered, open-end management investment company, if the shares of the Portfolios are no longer available for investment, or, if in the Company's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to a Contract Owner's interest in a Portfolio will not be made until SEC approval has been obtained and the Contract Owner has been notified of the change.

New Portfolios may be established at the discretion of the Company. Any new Portfolios will be made available to existing Contract Owners on a basis to be determined by the Company. The Company may also eliminate one or more Portfolios if marketing, tax, investment or other conditions so warrant.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the Contracts as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be deregistered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other separate accounts.

VOTING RIGHTS

The Funds do not hold regular meetings of shareholders. The Directors/Trustees of each Fund may call special meetings of shareholders as may be required by the 1940 Act or other applicable law. To the extent required by law, the Portfolio shares held in the Separate Account will be voted by the Company at shareholder meetings of each Fund in accordance with instructions received from persons having voting interests in the corresponding Portfolio. Fund shares as to which no timely instructions are received or shares held by the Company as to which Contract Owners have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all Contracts participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

The number of votes that are available to a Contract Owner will be calculated separately for each Portfolio. That number will be determined by applying his or her percentage interest, if any, in a particular Portfolio to the total number of votes attributable to the Portfolio.

Prior to the Annuity Date, a Contract Owner holds a voting interest in each Portfolio to which the Accumulated Value is allocated. The number of votes which are available to a Contract Owner will be determined by dividing the Accumulated Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Date, the person receiving Annuity Payments has the voting interest. The number of votes after the Annuity Date will be determined by dividing the reserve for such Contract allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Date, the votes attributable to a Contract decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

The number of votes of the Portfolio that are available will be determined as of the date coincident with the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the corresponding Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by such Fund.

AUDITORS

Ernst & Young LLP serves as independent auditors for the Separate Account and the Company and will audit their financial statements annually.

LEGAL MATTERS

Jorden Burt Berenson & Johnson LLP of Washington, D.C. has provided legal advice relating to the federal securities laws applicable to the issue and sale of the Contracts. All matters of Missouri law pertaining to the validity of the Contract and the Company's right to issue such Contracts have been passed upon by Kimberly A. Scouller, Esquire, on behalf of the Company.

               TABLE OF CONTENTS FOR THE PROVIDIAN ADVISOR'S EDGE

                                VARIABLE ANNUITY

                      STATEMENT OF ADDITIONAL INFORMATION

                                                                           PAGE
THE CONTRACT..............................................................   2
  Computation of Variable Annuity Income Payments.........................   2
  Exchanges...............................................................   3
  Exceptions to Charges and to Transaction or Balance Requirements........   3
GENERAL MATTERS...........................................................   3
  Non-Participating.......................................................   3
  Misstatement of Age or Sex..............................................   3
  Assignment..............................................................   4
  Annuity Data............................................................   4
  Annual Statement........................................................   4
  Incontestability........................................................   4
  Ownership...............................................................   4
PERFORMANCE INFORMATION...................................................   5
  Federated Prime Money and Money Market Portfolio Yields.................   5
  30-Day Yield for Non-Money Market Subaccounts...........................   5
  Standardized Average Annual Total Return for Subaccounts................   5
ADDITIONAL PERFORMANCE MEASURES...........................................   7
  Non-Standardized Actual Total Return and Non-Standardized Actual Average
   Annual Total Return....................................................   7
  Non-Standardized Total Return Year-to-Date..............................   8
  Non-Standardized One Year Return........................................   9
  Non-Standardized Hypothetical Total Return and Non-Standardized
   Hypothetical Average Annual Total Return...............................   9
  Individualized Computer Generated Illustrations.........................  10
PERFORMANCE COMPARISONS...................................................  10
SAFEKEEPING OF ACCOUNT ASSETS.............................................  12
THE COMPANY...............................................................  12
STATE REGULATION..........................................................  12
RECORDS AND REPORTS.......................................................  13
DISTRIBUTION OF THE CONTRACTS.............................................  13
LEGAL PROCEEDINGS.........................................................  13
OTHER INFORMATION.........................................................  13
FINANCIAL STATEMENTS......................................................  13
  Audited Financial Statements............................................  13

                                   APPENDIX A

THE GENERAL ACCOUNT

Because of applicable exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 ("1933 Act"), nor under the 1940 Act. Thus, neither our General Account, nor any interest therein are generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, the Company has been advised that the staff of the SEC has not reviewed the disclosure in this Appendix relating to the General Account. These disclosures regarding the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Note: The General Account Guaranteed Options, or certain of them, are currently available for sale in most, but not all, states. Please check with your sales representative for details of the availability of these features before purchasing.

Note: The following descriptions of the General Account Guaranteed Options apply to Contracts issued on or after March 31, 1997. Contract Holders with Contracts issued before that date should refer to the discussion of the General Account Guaranteed Options in the prospectus which preceded or accompanied their purchase of the Contract.

The General Account contains all of the assets of the Company other than those in the separate accounts we establish. The Company has sole discretion to invest the assets of the General Account, subject to applicable law. Allocation of any amounts to the General Account does not entitle you to share directly in the investment experience of these assets.

There are three fixed options under the General Account: the One-Year Guaranteed Rate Option, the Multi-Year Guaranteed Rate Option, and the Guaranteed Equity Option, each described below:

                        One-Year Guaranteed Rate Option

You may allocate your Accumulated Value to this option at any time. Any allocations you make to a guarantee period must be at least $1,000 and you must maintain a minimum balance of $1,000 in each guarantee period. The Accumulated Value you allocate under this option earns interest at a rate declared by the Company at the time your allocation is made with a guarantee that the Accumulated Value in this General Account Guaranteed Option will not be less than the amounts allocated, plus 3% annually.

You may allocate any or all of your Accumulated Value from this General Account Guaranteed Option to any of the Subaccounts or other General Account Guaranteed Options at any time before the end of the one-year guarantee period. However, for any amounts so transferred and for full and partial withdrawals of amounts allocated to this General Account Guaranteed Option prior to the end of the one-year guarantee period, we will deduct an amount equal to the interest earned on the amount transferred or withdrawn during the previous 90 days at the applicable one-year rate, subject to a guarantee that any amounts allocated to this General Account Guaranteed Option will earn interest of at least 3% annually.

At the of the one-year guarantee period, you may, without loss of interest, elect to transfer all or part of your Accumulated Value under this option to any of the Subaccounts or transfer to another General Account Guaranteed Option or renew your participation in this option. Notice of such an election must be provided to the Company by phone or in writing no later than 10 days after the end of the one-year guarantee period (and each subsequent one-year guarantee period). If no such election is made, your Accumulated Value will automatically be renewed under this option for the next one-year guarantee period.

                       Multi-Year Guaranteed Rate Option

You may allocate your Accumulated Value to this option at any time. You may select any guarantee period then offered. The Company currently expects to offer guarantee periods of two to ten years, inclusive but reserves the right to change such offerings in its discretion. Any allocations you make to a guarantee period must be at least $1,000 and you must maintain a minimum balance of $1,000 in each guarantee period. The Accumulated Value you allocate under this option earns interest at a rate declared by the Company applicable to the guarantee period you select at the time your allocation is made with a guarantee that the Accumulated Value in this General Account Guaranteed Option will not be less than the amount initially allocated, plus 3%, compounded annually.

You may allocate any or all of your Accumulated Value from this General Account Guaranteed Option to any of the Subaccounts or other General Account Guaranteed Options at any time before the end of the selected guarantee period. However, for any amounts so transferred we will apply a Market Value Adjustment (as described below) against such amounts. For full and partial withdrawals of amounts allocated to this General Account Guaranteed Option prior to the end of the selected guarantee period, we will apply a Market Value Adjustment (as described below) against such amounts withdrawn.

The Market Value Adjustment ("MVA") Factor for the Multi-Year Guaranteed Rate Option will be as follows:

                                  N X (B--E)
                                   12

where N=the number of months left in the guarantee period at the time of the transfer or surrender (including any partial months which will count as full months for purposes of this calculation).

  B=the interest rate in effect for the applicable guarantee period which was declared on the date of the applicable allocation.

  E=the constant maturity Treasury rate for the duration equal to that of the applicable guarantee period (or, if not published, the published constant maturity rate of the next longest maturity).

The MVA is applied to the Accumulated Value in order to determine the net amount of the transfer or surrender under this option. Generally, if the declared interest rate at the beginning of the guarantee period is lower than the applicable constant maturity Treasury rate prevailing at the time of the transfer or surrender, then the application of the MVA will result in a lower payment upon transfer or surrender. Similarly, if the declared rate at the beginning of the guarantee period is higher than the prevailing applicable constant maturity Treasury rate at the time of transfer or surrender, then the application of the MVA will result in a higher payment upon transfer or surrender.

The following is an example of how your Accumulated Value under the Multi-Year Guaranteed Rate Option with a five-year guarantee period is affected by a positive Market Value Adjustment:

Assume an initial allocation of $100,000 when the declared interest rate of a five-year guarantee period is 8%. At the end of 12 months, your Accumulated Value is $108,000. Assume also you surrender at the end of one year with 48 months of the guarantee period remaining and the five-year constant maturity Treasury rate is 7%.

  Accumulated Value = $108,000

     MVA Factor = 48 X 08 - .07 = 4 X .01 = .04
                  12

      Adjustment = $108,000 x .04 = $4,320

                = $108,000 + $4,320 = $112,320 = Net amount of transfer or surrender

The following is an example of how your Accumulated Value under the Multi-Year Guaranteed Rate Option with a five year guarantee period is affected by a negative Market Value Adjustment:

Assume an initial allocation of $100,000 when the declared interest rate for a five-year guarantee period is 8%. At the end of 12 months, your Accumulated Value is $108,000. Assume also you surrender at the end of one year with 48 months remaining in the guarantee period and the five-year constant maturity Treasury rate is 9%.

  Accumulated Value = $108,000

     MVA Factor = 48 X 08 - .09 = 4 X .01 = -.04
                  12

      Adjustment = $108,000 x -.04 = -$4,320

                = $108,000 - $4,320 = $103,650 = Net amount of transfer or surrender

Notwithstanding application of a negative Market Value Adjustment, any Net Purchase Payments allocated to this General Account Guaranteed Option will earn interest of at least 3%, compounded annually.

If you have more than one allocation in this option, you may choose which allocation or allocations any exchanges or surrenders are to be made from. If you do not specify which allocation or allocations to take the exchanges or surrenders from, we will first take from the allocation with the shortest time remaining until the end of its guarantee period and then from the allocation or allocations with the next shortest time remaining until the amount of the exchange or withdrawal is reached.

At the end of the selected guarantee period and within a ten-day period starting on the first day of any automatic renewal (as described below), you may, without loss of interest, elect to transfer any or all of your Accumulated Value under this option to any of the Subaccounts or transfer to another General Account Guaranteed Option or renew your participation in this option for any guarantee period then available whose ending date is not later than the Annuity Date at a rate the Company declares at the time of renewal. Such election may also be provided in writing to the Company before the end of the guarantee period (and each subsequent guarantee period). If no election is made, your Accumulated Value will automatically be renewed under this option for another guarantee period of the same duration as the one just ended at a rate we declare at the time of the renewal. In cases where such a renewal would result in a guarantee period whose ending date is later than the Annuity Date, we will transfer the value of that allocation to the Federated Money Market Portfolio.

                            Guaranteed Equity Option

You may allocate your Accumulated Value to this option as of the first business day of each month. Any allocations you make must be at least $1,000.

On the date you make an allocation to this option the Company will declare: (a) the duration of the guarantee period applicable to the allocation; (b) the duration of the Averaging Period and (c) the Participation Rate. (The Averaging Period and the Participation Rate are described below.) Each allocation will have its own guarantee period, Averaging Period and Participation Rate.

During the guarantee period applicable to Accumulated Value allocated to this option, the Company will credit interest at a guaranteed annual effective rate of 3%, compounded annually. At the end of the guarantee period we will credit additional interest in an amount equal to the amount by which (x) exceeds (y), where (x) equals a declared portion of the percentage change in the S&P 500 Composite Stock Price Index ("S&P 500 Index") from its value on the date Accumulated Value is allocated to a value determined at the end of the guarantee period multiplied by the amount allocated (all calculated as described below); and (y) equals the total amount of interest credited during the guarantee period.

The amount (x) in the preceding paragraph is equal to the amount allocated to the applicable guarantee period multiplied by the following factor:

                PR x [(EV//SV)-1]

where PR = the Participation Rate;

   EV= the average closing values of the S&P 500 Index on the last business day of each month during the Averaging Period; and

   SV = the closing value of the S&P 500 Index on the date Accumulated Value is allocated to this option.

The "Participation Rate" is the rate at which you participate in the percentage change of the S&P 500 Index for an allocation as used in the calculation above. It will be declared by the Company with respect to each allocation to this option. In no event will the Participation Rate be less than 0%.

The "Averaging Period" is the number of months prior to the end of an allocation's guarantee period that we will use to determine the ending value of the S&P 500 Index for that allocation's guarantee period for purposes of this option as used in the calculation above. It will be declared by the Company with respect to each allocation to this option. In no event will the Averaging Period be less than one.

("S&P" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Providian Corporation.)

THIS OPTION IS ILLIQUID FOR THE ENTIRE GUARANTEE PERIOD AND, ACCORDINGLY, DOES NOT PERMIT ANY EXCHANGES OR REALLOCATIONS OF ACCUMULATED VALUE TO THE SUBACCOUNTS OR OTHER GENERAL ACCOUNT GUARANTEED OPTIONS OR FULL OR PARTIAL WITHDRAWALS DURING SUCH GUARANTEE PERIOD. However, during such guarantee period, the Accumulated Value allocated under this option may be annuitized under any of the Annuity Payment Options.

(The S&P 500 Index is a stock price index. Its composition and calculation does not include dividends, if any, paid upon component stocks of the index nor reinvestment, if any, or such dividends.)

At the end of the guarantee period, you may, without loss of earnings, elect to transfer all or part of your Accumulated Value under this option to any of the Subaccounts, transfer into another General Account Guaranteed Option or renew your participation in this option. Such election must be received by the Company no later than 30 days prior to the end of the guarantee period. If no election is received, your Accumulated Value will automatically be transferred to the Federated Prime Money Portfolio. This option may not be available at all times.

                DISCLAIMER REGARDING STANDARD & POOR'S 500 INDEX

The Guaranteed Equity Option (the "GEO") is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation ("S&P"). S&P makes no representation or warranty, express or implied, to investors in the GEO or any member of the public regarding the advisability of investing in securities generally or in the GEO particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Providian Life and Health Insurance Company is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index which is determined, composed and calculated by S&P without regard to Providian Life and Health Insurance Company or the GEO. S&P has no obligation to take the needs of Providian Life and Health Insurance Company or the Investors in the GEO into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the GEO to be issued or in the determination or calculation of the equation by which the GEO is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the GEO.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY, INVESTORS IN THE GEO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED BY PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY OR FOR ANY OTHER USE. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

         PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY SEPARATE ACCOUNT V
                                   PROSPECTUS
                                    FOR THE

                       DIMENSIONAL VARIABLE ANNUITY
                                   OFFERED BY
                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                           (A MISSOURI STOCK COMPANY)
                             ADMINISTRATIVE OFFICES
                                 P.O. BOX 32700
                           LOUISVILLE, KENTUCKY 40232

The Dimensional Variable Annuity contract (the "Contract"), offered through Providian Life and Health Insurance Company (the "Company", "us", "we" or "our"), provides a vehicle for investing on a tax-deferred basis in 7 investment company Portfolios and our General Account. The Contract is an individual variable annuity contract and is intended for retirement savings or other long-term investment purposes.

The minimum initial Purchase Payment for Non-Qualified Contracts is $5,000. The minimum initial purchase payment for Qualified Contracts is $2,000 (or $50 monthly by payroll deduction). The Contract is a flexible-premium deferred variable annuity that provides for a Right to Cancel Period of 10 days (30 days or more in some instances) plus a 5 day grace period to allow for mail delivery during which you may cancel your investment in the Contract.

Your Net Purchase Payments for the Contract may be allocated among 7 Subaccounts of Providian Life and Health Insurance Company's Separate Account V and three fixed options available under the Company's General Account. Assets of each Subaccount are invested in one of the following Portfolios (which are contained within two open-end, diversified investment companies):

     .DFA SMALL VALUE PORTFOLIO                 .DFA SHORT-TERM FIXED
     .DFA LARGE VALUE PORTFOLIO                   PORTFOLIO
     .DFA INTERNATIONAL VALUE                   .DFA GLOBAL BOND PORTFOLIO
       PORTFOLIO
     .DFA INTERNATIONAL SMALL                   .FEDERATED PRIME MONEY FUND II
       PORTFOLIO

Depending upon the state of issue and provisions of your Contract, your initial Net Purchase Payment(s) will, when your Contract is issued, either be (i) invested in the Federated Prime Money Fund II during your Right to Cancel Period and/or invested immediately in your chosen Guaranteed Rate Options or
(ii) invested immediately in your chosen Portfolios and fixed options (other than the Guaranteed Equity Option).

The Contract's Accumulated Value varies with the investment performance of the Portfolios you select. You bear all investment risk associated with the Portfolios. Investment results for your Contract are not guaranteed except to the extent a portion of the Accumulated Value is allocated to the General Account.

The Contract offers a number of ways of withdrawing monies at a future date, including a lump sum payment and several Annuity Payment Options. Full or partial withdrawals of the Contract's Surrender Value may be made at any time, although in many instances withdrawals made prior to age 59 1/2 are subject to a 10% penalty tax (and a portion may be subject to ordinary income taxes). If you elect an Annuity Payment Option, Annuity Payments may be received on a fixed and/or variable basis. You also have significant flexibility in choosing the Annuity Date on which Annuity Payments begin.

This Prospectus sets forth the information you should know before investing in the Contract. It must be accompanied by a current Prospectus for each Fund. Please read the Prospectuses carefully and retain them for future reference. A Statement of Additional Information for the Contract Prospectus, which has the same date as this Prospectus, has also been filed with the Securities and Exchange Commission, is incorporated herein by reference and is available free by calling our Administrative Offices at 1-800-866-6007. The Table of Contents of the Statement of Additional Information is included at the end of this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  The Contract is not available in all States.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

               The date of this Prospectus is March 31, 1997

                                                                    FM-1206

                               TABLE OF CONTENTS

                                                                            PAGE
GLOSSARY...................................................................   3
HIGHLIGHTS.................................................................   6
FEE TABLE..................................................................   8
Condensed Financial Information............................................  10
Financial Statements.......................................................  10
Performance Measures.......................................................  10
Additional Performance Measures............................................  10
Yield and Effective Yield..................................................  11
The Company and the Separate Account.......................................  11
DFA Investment Dimensions Group Inc........................................  12
The Federated Insurance Series.............................................  12
The Portfolios.............................................................  13
CONTRACT FEATURES..........................................................  14
  Right to Cancel Period...................................................  14
  Contract Purchase and Purchase Payments..................................  14
  Purchasing by Wire.......................................................  15
  Allocation of Purchase Payments..........................................  15
  Charges and Deductions...................................................  15
  Accumulated Value........................................................  17
  Exchanges Among the Portfolios...........................................  17
  Full and Partial Withdrawals.............................................  18
  Systematic Withdrawal Option.............................................  18
  Dollar Cost Averaging Option.............................................  19
  IRS-Required Distributions...............................................  19
  Minimum Balance Requirement..............................................  19
  Designation of an Annuitant's Beneficiary................................  19
  Death of Annuitant Prior to Annuity Date.................................  20
  Annuity Date.............................................................  20
  Lump Sum Payment Option..................................................  20
  Annuity Payment Options..................................................  21
  Deferment of Payment.....................................................  22
FEDERAL TAX CONSIDERATIONS.................................................  22
GENERAL INFORMATION........................................................  27
APPENDIX A--The General Account............................................ A-1

                                    GLOSSARY

Accumulation Unit - A measure of your ownership interest in the Contract prior to the Annuity Date.

Accumulation Unit Value - The value of each Accumulation Unit which is calculated each Valuation Period.

Accumulated Value - The value of all amounts accumulated under the Contract prior to the Annuity Date.

Adjusted Death Benefit - The sum of all Net Purchase Payments made during the first six Contract Years, less any partial withdrawals taken. During each subsequent six-year period, the Adjusted Death Benefit will be the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made, less any partial withdrawals taken during the current six-year period. After the Annuitant attains age 75, the Adjusted Death Benefit will remain equal to the Death Benefit on the last day of the six-year period before age 75 occurs plus any Net Purchase Payments subsequently made, less any partial withdrawals subsequently taken.

Annual Contract Fee - The $30 annual fee charged by the Company to cover the cost of administering each Contract. The Annual Contract Fee will be deducted on each Contract Anniversary and upon surrender, on a pro rata basis, from each Subaccount.

Annuitant - The person whose life is used to determine the duration of any Annuity Payments and upon whose death, prior to the Annuity Date, benefits under the Contract are paid.

Annuitant's Beneficiary - The person(s) to whom any benefits are due upon the Annuitant's death prior to the Annuity Date.

Annuity Date - The date on which Annuity Payments begin. The Annuity Date is always the first day of the month you specify.

Annuity Payment - One of a series of payments made under an Annuity Payment Option.

Annuity Payment Option - One of several ways in which withdrawals from the Contract may be made. Under a Fixed Annuity Option (see "Annuity Payment Options," page 21), the dollar amount of each Annuity Payment does not change over time. Under a Variable Annuity Option (see "Annuity Payment Options," page
21), the dollar amount of each Annuity Payment may change over time, depending upon the investment experience of the Portfolio or Portfolios you choose. Annuity Payments are based on the Contract's Accumulated Value as of 10 Business Days prior to the Annuity Date.

Annuity Unit - Unit of measure used to calculate Variable Annuity Payments (see "Annuity Payment Options," page 21).

Annuity Unit Value - The value of each Annuity Unit which is calculated each Valuation Period.

Business Day - A day when the New York Stock Exchange is open for trading.

Company ("we", "us", "our") - Providian Life and Health Insurance Company, a Missouri stock company.

Contract Anniversary - Any anniversary of the Contract Date.

Contract Date - The date of issue of this Contract.

Contract Owner ("you", "your") - The person or persons designated as the Contract Owner in the Contract. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Contract Owner. Prior to the Annuity Date, the Contract Owner has the right to assign ownership, designate beneficiaries, make permitted withdrawals and Exchanges among Subaccounts and Guaranteed Index Rate Options.

Contract Year - A period of 12 months starting with the Contract Date or any Contract Anniversary.

Death Benefit - The greater of the Contract's Accumulated Value on the date the Company receives due Proof of Death of the Annuitant or the Adjusted Death Benefit. If any portion of the Contract's Accumulated Value on the date we receive proof of the Annuitant's death is derived from the Five-Year Guaranteed Index Rate Option, that portion of the Accumulated Value will be adjusted by a positive Market Value Adjustment Factor (see "Five-Year Guaranteed Index Rate Option," at Appendix A), if applicable.

Exchange - One Exchange will be deemed to occur with each voluntary transfer from any Subaccount or General Account Guaranteed Option.

Funds - Each of (i) DFA Investment Dimensions Group Inc., and (ii) Federated Insurance Series (advised by Federated Advisers).

General Account - The account which contains all of our assets other than those held in our separate accounts.

General Account Guaranteed Option - Any of the following three General Account options offered by your Contract and to which you may allocate your Net Purchase Payments: the One-Year Guaranteed Rate Option, the Multi-Year Guaranteed Rate Option, and the Guaranteed Equity Option. The General Account Guaranteed Options are available for sale in most, but not all, states. (See "The General Account," at Appendix A.)

Guaranteed Rate Options - The One-Year Guaranteed Rate Option and the Multi-Year Guaranteed Rate Option.

Market Value Adjustment Factor - The formula applied to the Accumulated Value in order to determine the net amount of any transfer or surrender under the Multi-Year Guaranteed Rate Option (see "Multi-Year Guaranteed Rate Option," at Appendix A).

Net Purchase Payment - Any Purchase Payment less the applicable Premium Tax, if any.

Non-Qualified Contract - Any Contract other than those described under the Qualified Contract reference in this Glossary.

Owner's Designated Beneficiary - The person to whom ownership of this Contract passes upon the Contract Owner's death, unless the Contract Owner was also the Annuitant--in which case the Annuitant's Beneficiary is entitled to the Death Benefit. (Note: this transfer of ownership to the Owner's Designated Beneficiary will generally not be subject to probate, but will be subject to estate and inheritance taxes. Consult with your tax and estate adviser to be sure which rules will apply to you.)

Payee - The Contract Owner, Annuitant, Annuitant's Beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Portfolio - A separate investment series of the Funds. The Funds currently offer 7 Portfolios in the Dimensional Variable Annuity: the VA Small Value Portfolio (the "DFA Small Value Portfolio") the VA Large Value Portfolio (the "DFA Large Value Portfolio") (formerly, the DFA Global Value Portfolio), the VA International Value Portfolio (the "DFA International Value Portfolio"), the VA International Small Portfolio (the "DFA International Small Portfolio"), the VA Short-Term Fixed Portfolio (the "DFA Short-Term Fixed Portfolio") and the VA Global Bond Portfolio (the "DFA Global Bond Portfolio") of DFA Investment Dimensions Group Inc.; and the Federated Prime Money Fund II ("Federated Prime Money Portfolio") of Federated Insurance Series; (each, a "Portfolio" and collectively, the "Portfolios"). In this Prospectus, Portfolio will also be used to refer to the Subaccount that invests in the corresponding Portfolio.

Premium Tax - A regulatory tax that may be assessed by certain states on the Purchase Payments you make to this Contract. The amount which we must pay as Premium Tax will be deducted from each Purchase Payment or from your Accumulated Value as it is incurred by us.

Proof of Death - (a) A certified death certificate; (b) a certified decree of a court of competent jurisdiction as to the finding of death; (c) a written statement by a medical doctor who attended the deceased; or (d) any other proof of death satisfactory to the Company.

Purchase Payment - Any premium payment. The minimum initial Purchase Payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts (or $50 monthly by payroll deduction for Qualified Contracts); each additional Purchase Payment must be at least $500 for Non-Qualified Contracts or $50 for Qualified Contracts. Purchase Payments may be made at any time prior to the Annuity Date as long as the Annuitant is living.

Right to Cancel Period - The period during which the Contract can be canceled and treated as void from the Contract Date.

Separate Account - That portion of Providian Life and Health Insurance Company's Separate Account V dedicated to the Contract. The Separate Account consists of assets that are segregated by Providian Life and Health Insurance Company and, for Contract Owners, invested in the Portfolios. The Separate Account is independent of the general assets of the Company. The Separate Account invests in the portfolios.

Subaccount - That portion of the Separate Account that invests in shares of the Funds' Portfolios. Each Subaccount will only invest in a single Portfolio. The investment performance of each Subaccount is linked directly to the investment performance of one of the 7 Portfolios.

Surrender Value - The Accumulated Value, adjusted to reflect any applicable Market Value Adjustment (see "Multi-Year Guaranteed Rate Option," at Appendix
A) for amounts allocated to the Multi-Year Guaranteed Rate Option, less any early withdrawal charges for amounts allocated to the One-Year Guaranteed Rate Option, less any amount allocated to the Guaranteed Equity Option, less any Premium Taxes incurred but not yet deducted.

Valuation Period - The relative performance of your Contract is measured by the Accumulation Unit Value. This value is calculated each Valuation Period. A Valuation Period is defined as the period of time between the close of business on one Business Day and the close of business on the following Business Day.

                                   HIGHLIGHTS

YOU CAN FIND DEFINITIONS OF IMPORTANT TERMS IN THE GLOSSARY (PAGE 3).

DIMENSIONAL VARIABLE ANNUITY

The Contract provides a vehicle for investing on a tax-deferred basis in 7 investment company Portfolios offered by the Funds and three General Account Guaranteed Options offered by the Company. Monies may be subsequently withdrawn from the Contract either as a lump sum or as annuity income as permitted under the Contract. Accumulated Values and Annuity Payments depend on the investment experience of the selected Portfolios and/or the guarantees of the General Account Guaranteed Options. The investment performance of the Portfolios is not guaranteed. Thus, you bear all investment risk for monies invested under the Contract except to the extent of the portion of your Accumulated Value allocated to the General Account. The General Account Guaranteed Options are available for sale in most, but not all, states.

WHO SHOULD INVEST

The Contract is designed for investors seeking long term, tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Contract is most attractive to investors in high federal and state marginal income tax brackets. The Contract is offered as both a Qualified Contract and a Non-Qualified Contract. Both Qualified and Non-Qualified Contracts offer tax-deferral on increases in the Contract's value prior to withdrawal or distribution; however, Purchase Payments made by Contract Owners of Qualified Contracts may be excludible or deductible from gross income in the year such payments are made, subject to certain statutory restrictions and limitations. (See "Federal Tax
Considerations," page 22)...........................................Page 14

INVESTMENT CHOICES

Your investment in the Contract may be allocated among 7 Subaccounts of the Separate Account and/or the General Account Guaranteed Options. The Subaccounts in turn invest exclusively in the following 7 Portfolios offered by the Funds: the DFA Small Value Portfolio, the DFA Large Value Portfolio, the DFA International Value Portfolio, the DFA International Small Portfolio, the DFA Short-Term Fixed Portfolio, the DFA Global Bond Portfolio, and the Federated Prime Money Portfolio. The assets of each Portfolio are separate, and each Portfolio has distinct investment objectives and policies as described in the corresponding Fund Prospectus. The General Account Guaranteed Options are
available for sale in most, but not all, states.....................Page 12

CONTRACT OWNER

The Contract Owner is the person designated as the owner of the Contract in the Contract. The Contract Owner may designate any person as a Joint Owner. A Joint Owner shares ownership in all respects with the Contract Owner. Prior to the Annuity Date, the Contract Owner has the right to assign ownership, designate beneficiaries, and make permitted withdrawals and Exchanges among the Subaccounts and General Account Guaranteed Options.

ANNUITANT

The Annuitant is a person whose life is used to determine the duration of any Annuity Payments and upon whose death, prior to the Annuity Date, benefits under the Contract are paid. The Annuitant may not be older than age 75.

ANNUITANT'S BENEFICIARY

The Contract Owner may designate any person to receive benefits under the Contract which are payable upon the death of the Annuitant prior to the Annuity Date.

HOW TO INVEST

To invest in the Contract, please consult your advisor who will provide the necessary information to us in a customer order form. You will need to select an Annuitant. The Annuitant may not be older than age 75. The minimum initial Purchase Payment is $5,000 for Non-Qualified Contracts, and $2,000 for
Qualified Contracts (or $50 monthly by payroll
deduction for Qualified Contracts); subsequent Purchase Payments must be at least $500 for Non-Qualified Contracts or $50 for Qualified Contracts. You may make subsequent Purchase Payments at any time before the Contract's Annuity
Date, as long as the Annuitant specified in the Contract is living.......Page 14

ALLOCATION OF PURCHASE PAYMENTS

If the state of issue of your Contract is CA, GA, ID, LA, MI, MO, NE, NH, NC, OK, OR, SC, UT, VA or WV, then your initial Net Purchase Payment(s) will, when your Contract is issued, be invested in the Federated Prime Money Portfolio until the expiration of the Right to Cancel Period of 10 to 30 days, or more in some instances as specified in your contract when issued (plus a 5 day grace period to allow for mail delivery) and then invested according to your initial allocation instructions (except that any accrued interest will remain in the Federated Prime Money Portfolio if it is selected as an initial allocation option), provided that portions of your initial Net Purchase Payment(s) allocated to the Guaranteed Rate Options will be invested immediately upon our receipt thereof in order to lock in the rates then applicable to such options. (Please note that immediate investment is not applicable with respect to amounts allocated to the Guaranteed Equity Option.)

If the state of issue of your Contract is any other state, your initial Net Purchase Payment(s) will, unless you indicate otherwise, be invested in your Portfolios and Guaranteed Rate Options immediately upon our receipt thereof, IN WHICH CASE YOU WILL BEAR FULL INVESTMENT RISK FOR ANY AMOUNTS ALLOCATED TO THE PORTFOLIOS DURING THE RIGHT TO CANCEL PERIOD. (Please note that immediate investment is not available with respect to any amounts allocated to THE GUARANTEED EQUITY OPTION WHICH IS ILLIQUID FOR THE GUARANTEE PERIOD.) You must fill out and send us the appropriate form or comply with other designated Company procedures if you would like to change how subsequent Net Purchase
Payments are allocated..............................................Page 15

RIGHT TO CANCEL PERIOD

The Contract provides for a Right to Cancel Period of 10 days (30 or more days in some instances as specified in your Contract) plus a 5 day grace period to allow for mail delivery, during which you may cancel your investment in the Contract. To cancel your investment, please return your Contract to us or to the agent from whom you purchased the Contract. When we receive the Contract,
(1) if the state of issue of your Contract is CA, GA, ID, LA, MI, MO, NE, NH, NC, OK, OR, SC, UT, VA or WV, then for any amount of your initial Purchase Payment(s) invested in Federated's Prime Money Portfolio, we will return the Accumulated Value of the amount of your Purchase Payment(s) so invested, or if greater, the amount of your Purchase Payment(s) so invested, (2) for any amount of your initial Purchase Payment(s) invested in the Portfolios immediately following receipt by us, we will return the Accumulated Value of your Purchase Payment(s) so invested plus any fees and/or Premium Taxes that may have been subtracted from such amount, and (3) for any amount of your initial Purchase Payment(s) invested in the Guaranteed Rate Options immediately following receipt by us, we will refund the Accumulated Value of your Purchase Payment(s)
so invested.........................................................Page 14

EXCHANGES

You may make unlimited Exchanges among the Portfolios or into the General Account Guaranteed Options, provided you maintain a minimum balance of $1,000 in each Subaccount or General Account Guaranteed Option to which you have allocated a portion of your Accumulated Value. No fee is currently imposed for such Exchanges, however, we reserve the right to charge a $15 fee for Exchanges in excess of 12 per Contract Year. Exchanges must not reduce the value of any allocation to any Subaccount or General Account Guaranteed Option below $1,000, or that remaining amount will be transferred to your other Subaccounts or Guaranteed Rate Options on a pro rata basis. The Guaranteed Equity Option is illiquid for the entire guarantee period, and transfers from the General Account Guaranteed Options may be subject to additional limitations and charges. (See also "Charges and Deductions," page 15, and "The General
Account," at Appendix A)............................................Page 17

DEATH BENEFIT

If the Annuitant specified in your Contract dies prior to the Annuity Date, your named Annuitant's Beneficiary will receive the Death Benefit under the Contract. The Death Benefit is the greater of your Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit on the date we receive due proof of the Annuitant's death. During the first six Contract Years, the Adjusted Death Benefit will be the sum of all Net Purchase Payments made, less any partial withdrawals taken. During each subsequent six-year period, the Adjusted Death Benefit will be the Death Benefit on the last day of the previous six-year period plus any Net

Purchase Payments made, less any partial withdrawals taken during the current six-year period. After the Annuitant attains age 75, the Adjusted Death Benefit will remain equal to the Death Benefit on the last day of the six-year period before age 75 occurs plus any Net Purchase Payments subsequently made, less any partial withdrawals subsequently taken. The Annuitant's Beneficiary may elect to receive these proceeds as a lump sum or as Annuity Payments. If the Annuitant dies on or after the Annuity Date, any unpaid payments certain will be paid, generally to the Annuitant's Beneficiary, in accordance with the
Contract............................................................Page 20

ANNUITY PAYMENT OPTIONS

In addition to the full and partial withdrawal privileges, you may also choose to create an income stream by requesting an annuity income from us. As the Contract Owner, you may elect one of several Annuity Payment Options. By electing an Annuity Payment Option, you are asking us to systematically liquidate your Contract. We provide you with a variety of options as it relates to those payments. At your discretion, payments may be either fixed or variable or both. Fixed payouts are guaranteed for a designated period or for life (either single or joint). Variable payments will vary depending on the performance of the underlying Portfolio or Portfolios selected......Page 21

CONTRACT AND POLICYHOLDER INFORMATION

If you have questions about your Contract, please telephone our Administrative Offices at 1-800-866-6007 between the hours of 8:00 A.M. to 5:00 P.M. Eastern time. Please have the Contract number and the Contract Owner's name ready when you call. As Contract Owner you will receive periodic statements confirming any financial transactions that take place, as well as quarterly statements and an annual statement.

CHARGES AND DEDUCTIONS UNDER THE CONTRACT

The Contract has no sales charges and has an annual mortality and expense risk charge of .50%. Contract Owners may withdraw up to 100% of the Accumulated Value without incurring a surrender charge. The Contract also includes administrative charges and policy fees which pay for administering the Contract, and management, advisory and other fees, which reflect the costs of the Funds...........................................................Page 15

FULL AND PARTIAL WITHDRAWALS

You may withdraw all or part of the Surrender Value of the Contract before the earlier of the Annuity Date or the Annuitant's death. Withdrawals made prior to age 59 1/2 may be subject to a 10% penalty tax (and a portion thereof may be subject to ordinary income taxes)...................................Page 18

                                   FEE TABLE

The following table illustrates all expenses (except for Premium Taxes that may be assessed by your state) that you would incur as an owner of a Contract (see page 16). The purpose of this table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a purchaser of the Contract. The fee table reflects all expenses for both the Separate Account and the Funds. For a complete discussion of Contract costs and expenses, including charges applicable to General Account Guaranteed Options, see "Charges and Deductions," page 15.

CONTRACTOWNER TRANSACTION EXPENSES
Sales Load Imposed on Purchases......................................... None
Contingent Deferred Sales Load (surrender charge)....................... None
Exchange Fees........................................................... None
ANNUAL CONTRACT FEE.....................................................  $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of assets in the
 Separate Account)
Mortality and Expense Risk Charge....................................... .50%
Administrative Charge................................................... .15%
                                                                         ----
Total Annual Separate Account Expenses.................................. .65%*

  *Separate Account Annual Expenses are not charged against the General Account Guaranteed Options.

                           PORTFOLIO ANNUAL EXPENSES

Except as may be indicated, the figures below are based on actual expenses for fiscal year 1995 (as a percentage of each Portfolio's average net assets after fee waiver and/or expense reimbursement, if applicable).

                                                                         TOTAL
                                                  MANAGEMENT           PORTFOLIO
                                                 AND ADVISORY  OTHER    ANNUAL
                                                   EXPENSES   EXPENSES EXPENSES
                                                 ------------ -------- ---------
DFA Small Value Portfolio.......................    0.50%      0.70%     1.20%
DFA Large Value Portfolio.......................    0.25%      0.95%     1.20%
DFA International Value Portfolio*..............    0.40%      0.93%     1.33%
DFA International Small Portfolio...............    0.50%      0.91%     1.41%
DFA Short-Term Fixed Portfolio..................    0.25%      0.59%     0.84%
DFA Global Bond Portfolio*......................    0.25%      1.06%     1.31%
Federated Prime Money Portfolio**...............    0.00%      0.80%     0.80%

   * Based on actual expenses for the period January 13, 1995 (commencement of operations) to November 30, 1995 (end of fiscal year) for these Portfolios.

  ** The expense figures shown reflect actual expenses for fiscal year 1995 including voluntary waivers of a portion of the management fees and/or assumption of expenses. The maximum Management and Advisory Expenses, Other Expenses, and Total Portfolio Annual Expenses absent the voluntary waivers would have been as follows: 0.50%, 2.99% and 3.49%, respectively, for the Federated Prime Money Portfolio.

The following example illustrates the expenses that you would incur on a $1,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) redemption at the end of each period. As noted in the table above, the Contract imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract's Annuity Payment Options.

                                                           3
                                                  1 YEAR YEARS  5 YEARS 10 YEARS
                                                  ------ ------ ------- --------
      DFA Small Value Portfolio.................. $19.13 $59.15 $101.67 $219.95
      DFA Large Value Portfolio.................. $19.13 $59.15 $101.67 $219.95
      DFA International Value Portfolio.......... $20.43 $63.12 $108.35 $233.64
      DFA International Small Portfolio.......... $21.24 $65.55 $112.44 $241.97
      DFA Short-Term Fixed Portfolio............. $15.50 $48.09  $82.94 $181.05
      DFA Global Bond Portfolio.................. $20.23 $62.51 $107.33 $231.55
      Federated Prime Money Portfolio............ $15.09 $46.85  $80.84 $176.63

The Annual Contract Fee is reflected in these examples as a percentage equal to the total amount of fees collected during a calendar year divided by the total average net assets of the Portfolios during the same calendar year. The fee is assumed to remain the same in each year of the above periods. (With respect to partial year periods, if any, in the examples, the Annual Contract Fee is pro-rated to reflect only the applicable portion of the partial year period.) The Annual Contract Fee will be deducted on each Contract Anniversary and upon surrender or annuitization of the Contract, on a pro rata basis, from each Subaccount. In some states, the Company will deduct Premium Taxes as incurred by the Company.

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be higher or lower than those shown, subject to the guarantees in the Contract.

CONDENSED FINANCIAL INFORMATION

(FOR THE PERIOD JANUARY 1, 1995 THROUGH DECEMBER 31, 1995)

                                                           DFA
                           DFA     DFA     DFA     DFA    SHORT    DFA   FEDERATED
                          SMALL   LARGE   INT'L   INT'L   TERM   GLOBAL    PRIME
                          VALUE   VALUE   VALUE   SMALL   FIXED   BOND     MONEY
                         ------- ------- ------- ------- ------- ------- ---------
Accumulation unit value
 as of:
  Start Date*...........  10.000  10.000  10.000  10.000  10.000  10.000   10.000
  12/31/94..............     N/A     N/A     N/A     N/A     N/A     N/A   10.026
  12/31/95..............   9.948  12.034  10.524  10.145  10.104  11.300   10.473
Number of units
 outstanding as of:
  12/31/94..............     N/A     N/A     N/A     N/A     N/A     N/A   70,223
  12/31/95.............. 163,078 358,553 271,242 188,597 101,709 152,950  363,418

* Date of commencement of operations for DFA Small Value was 10/6/95; for DFA Large Value was 1/18/95; for DFA International was 10/3/95; for DFA International Small was 10/6/95; for DFA Short-Term Fixed was 10/9/95; and for DFA Global Bond was 1/18/95. Date of commencement of operations for Federated Prime Money was 12/7/94.


FINANCIAL STATEMENTS

Certain audited statutory-basis financial statements of the Company and the financial statements of the Separate Account (as well as the Independent Auditors' Reports thereon) are contained in the Statement of Additional Information.

PERFORMANCE MEASURES

Performance for the Subaccounts of the Separate Account, including the yield and effective yield of Federated's Prime Money Portfolio, the yield of the other Subaccounts, and the total return of all Subaccounts may appear in reports and promotional literature to current or prospective Contract Owners.

Until October 1995, the DFA Large Value Portfolio (formerly DFA Global Value Portfolio) invested its assets in both U.S. and international securities. Depending on the period presented, total return and performance information presented for the DFA Large Value Portfolio may reflect the performance of the Portfolio when it invested in the stocks of both U.S. and international companies. Total return and performance information for the DFA Large Value Portfolio which include the period prior to October 1995 should not be considered indicative of the Portfolio's future performance. (See also "VA Large Value Portfolio," page 13.)

Please refer to the discussion below and to the Statement of Additional Information for a more detailed description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

When advertising performance of the Subaccounts, the Company will show the Standardized Average Annual Total Return for a Subaccount which, as prescribed by the rules of the Securities and Exchange Commission ("SEC"), is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of the Annual Contract Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any.

ADDITIONAL PERFORMANCE MEASURES

NON-STANDARDIZED ACTUAL TOTAL RETURN AND NON-STANDARDIZED ACTUAL AVERAGE ANNUAL TOTAL RETURN

The Company may show actual Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods, including Total Return Year-to-Date ("YTD") with respect to certain periods. The Company may also show actual Average Annual Total Return (i.e., the average annual change in Accumulation Unit Values) with respect to one or more periods. For one year, the actual Total Return and the actual Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the actual Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see "Fee Table"), the actual Total Return and actual Average Annual Total Return also reflect these expenses. These percentages, however, do not reflect the Annual Contract Fee or Premium Taxes (if any) which, if included, would reduce the percentages reported.

NON-STANDARDIZED HYPOTHETICAL TOTAL RETURN AND NON-STANDARDIZED HYPOTHETICAL AVERAGE ANNUAL TOTAL RETURN

The Company may show Non-Standardized Hypothetical Total Return and Non-Standardized Hypothetical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios, and may assume the Contract was in existence prior to its inception date (which it was not). After the Contract's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses. They do not include the Annual Contract Fee or Premium Taxes (if any) which, if included, would reduce the percentages reported.

The Non-Standardized Annual Total Return for a Subaccount is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The Non-Standardized Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.

YIELD AND EFFECTIVE YIELD

The Company may also show yield and effective yield figures for the Subaccount investing in shares of the Federated Prime Money Portfolio. "Yield" refers to the income generated by an investment in the Federated Prime Money Portfolio over a seven-day period, which is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Federated Prime Money Portfolio is assumed to be reinvested. Therefore the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures do not reflect the Annual Contract Fee or Premium Taxes (if any) which, if included, would reduce the yields reported.

From time to time a Portfolio of a Fund may advertise its yield and total return investment performance. For each Subaccount other than the Federated Prime Money Market for which the Company advertises yield, the Company shall furnish a yield quotation referring to the Portfolio computed in the following manner: the net investment income per Accumulation Unit earned during a recent one month period is divided by the Accumulation Unit Value on the last day of the period.

Please refer to the Statement of Additional Information for a description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

The performance measures discussed above reflect results of the Portfolios and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

Performance information for the Subaccounts may be contrasted with other comparable variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service which ranks mutual funds and other investment companies by overall performance, investment objectives and assets. Performance may also be tracked by other ratings services, companies, publications or persons who rank separate accounts or other investment products on overall performance or other criteria. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

THE COMPANY AND THE SEPARATE ACCOUNT

PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

The Company is a stock life insurance company incorporated under the laws of Missouri on August 6, 1920. The Company is principally engaged in offering life insurance, annuity contracts, and accident and health insurance and is admitted to do business in all states except for New York, as well as the District of Columbia and Puerto Rico. The

Company is wholly-owned, directly and indirectly, by Providian Corporation, a publicly-held diversified consumer financial services company whose shares are traded on the New York Stock Exchange with assets of $26.8 billion as of December 31, 1995.

PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY SEPARATE ACCOUNT V

The Separate Account was established by the Company as a separate account under the laws of the State of Missouri on February 14, 1992, pursuant to a resolution of the Company's Board of Directors. The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940 (the "1940 Act"). Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account. The Separate Account meets the definition of a "separate account" under the federal securities laws.

The assets of the Separate Account are owned by the Company and the obligations under the Contract are obligations of the Company. These assets are held separately from the other assets of the Company and are not chargeable with liabilities incurred in any other business operation of the Company (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Income, gains and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the General Account assets or any other separate account maintained by the Company.

The Separate Account has dedicated 7 Subaccounts to the Contract, each of which invests solely in a corresponding Portfolio of the Funds. Additional Subaccounts may be established at the discretion of the Company. The Separate Account also includes other subaccounts which are not available under the Contract.

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA Investment Dimensions Group Inc. is an open-end management investment company organized under Maryland law in 1981, and is registered under the 1940 Act. The Fund issues 28 series of shares, including the DFA Small Value Portfolio, the DFA Large Value Portfolio (formerly, the DFA Global Value Portfolio), the DFA International Value Portfolio, the DFA International Small Portfolio, DFA Short-Term Fixed Portfolio and the DFA Global Bond Portfolio, which are the only portfolios available as part of the Dimensional Variable Annuity. Dimensional Fund Advisors Inc. serves as this Fund's investment adviser.

THE FEDERATED INSURANCE SERIES (ADVISED BY FEDERATED ADVISERS)

The Federated Insurance Series is an open-end management investment company organized as a Massachusetts business trust and registered under the 1940 Act. The Fund consists of five investment portfolios one of which is available as part of the Dimensional Variable Annuity: the Federated Prime Money Portfolio. Federated Advisers serves as this Fund's investment adviser.

THE PORTFOLIOS (SEE ACCOMPANYING PROSPECTUSES)

For more information concerning the risks associated with each Portfolio's investments, please refer to the applicable underlying Fund prospectus.

VA SMALL VALUE PORTFOLIO ("DFA SMALL VALUE PORTFOLIO")

The investment objective of the DFA Small Value Portfolio is to achieve long-term capital appreciation. This Portfolio seeks to achieve its investment objective by investing in common stocks of U.S. companies that have a high book value in relation to their market value (a "book to market ratio") and whose market capitalizations are smaller than that of the company having the median market capitalization of companies whose shares are listed on the NYSE. A company's shares will be considered to have a high book to market ratio if the ratio equals or exceeds the ratios of any of the 30% of companies with the highest positive book to market ratios whose shares are listed on the NYSE.

VA LARGE VALUE PORTFOLIO ("DFA LARGE VALUE PORTFOLIO")

The investment objective of the DFA Large Value Portfolio is to achieve long-term capital appreciation. This Portfolio seeks to achieve its investment objective by investing in common stocks of U.S. companies that have a high book to market ratio and whose market capitalizations equal or exceed that of the company having the median market capitalization of companies whose shares are listed on the NYSE. Pursuant to a special meeting of this Portfolio's shareholders held on September 15, 1995, the DFA Large Value Portfolio's investment policy was changed to permit the Portfolio to achieve its investment objective by investing substantially all of its assets in the stock of U.S. companies and the sale of the Portfolio's non-U.S. securities to another series of shares of DFA Investment Dimensions Group Inc.

VA INTERNATIONAL VALUE PORTFOLIO ("DFA INTERNATIONAL VALUE PORTFOLIO")

The investment objective of the DFA International Portfolio is to achieve long-term capital appreciation. This Portfolio seeks to achieve its investment objective by investing in the stocks of large non-U.S. companies that have a high book to market ratio in countries with developed markets.

VA INTERNATIONAL SMALL PORTFOLIO ("DFA INTERNATIONAL SMALL PORTFOLIO")

The investment objective of the DFA International Small Portfolio is to achieve long-term capital appreciation. This Portfolio provides investors with access to securities portfolios consisting of small Japanese, United Kingdom, Continental and Pacific Rim companies. The Portfolio seeks to achieve its investment objective by investing its assets in a broad and diverse group of marketable stocks of (1) Japanese small companies which are traded in the Japanese securities markets; (2) United Kingdom small companies which are traded principally on the International Stock Exchange of the United Kingdom and the Republic of Ireland; (3) small companies organized under the laws of certain European countries; and (4) small companies located in Australia, New Zealand and Asian countries whose shares are traded principally on the securities markets located in those countries.

VA SHORT-TERM FIXED PORTFOLIO ("DFA SHORT-TERM FIXED PORTFOLIO")

This investment objective of the DFA Short-Term Fixed Portfolio is to achieve a stable real value (i.e., a return in excess of the rate of inflation) of invested capital with a minimum of risk. This Portfolio seeks to achieve its investment objective by investing in U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of foreign issuers issued in the U.S., bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. Generally, this Portfolio will acquire obligations which mature within one year from the date of settlement, but substantial investments may be made in obligations maturing within two years from the date of settlement when greater returns are available.

VA GLOBAL BOND PORTFOLIO ("DFA GLOBAL BOND PORTFOLIO")

The DFA Global Bond Portfolio seeks to provide a market rate of return for a global fixed income portfolio with low relative volatility of returns. This Portfolio will invest primarily in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, obligations of other foreign issuers rated AA or better and supranational organizations, such as the World Bank, the European Investment Bank, European Economic Community, and European Coal and Steel Community and corporate debt obligations.

FEDERATED PRIME MONEY FUND II ("FEDERATED PRIME MONEY PORTFOLIO")

The investment objective of the Federated Prime Money Portfolio is to provide current income consistent with stability of principal and liquidity. The Portfolio pursues its investment objective by investing exclusively in a portfolio of money market instruments maturing in 397 days or less.


OTHER PORTFOLIO INFORMATION

There is no assurance that a Portfolio will achieve its stated investment objective.

Additional information concerning the investment objectives and policies of the Portfolios and the investment advisory services, total expenses and charges can be found in the current prospectuses for the corresponding Funds. THE FUNDS' PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE ANY DECISION IS MADE CONCERNING THE ALLOCATION OF NET PURCHASE PAYMENTS TO A PORTFOLIO.

The Portfolios may be made available to registered separate accounts offering variable annuity and variable life products of the Company as well as other insurance companies or to a person or plan, including a pension or retirement plan receiving favorable tax treatment under the Code, that qualifies to purchase shares of the Funds under Section 817(h) of the Code. Although we believe it is unlikely, a material conflict could arise among the interests of the Separate Account and one or more of the other participating separate accounts and other qualified persons or plans. In the event of a material conflict, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Funds if required by law, to resolve the matter.

                               CONTRACT FEATURES

The rights and benefits under the Contract are described below and in the Contract. The Company reserves the right to make any modification to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statute or any rule or regulation of the United States Treasury Department.

RIGHT TO CANCEL PERIOD

A Right to Cancel Period exists for a minimum of 10 days after you receive the Contract (30 or more days in some instances as set forth in your Contract) plus a 5 day grace period to allow for mail delivery. The Contract permits you to cancel the Contract during the Right to Cancel Period by returning the Contract to our Administrative Offices, P.O. Box 32700, Louisville, Kentucky 40232 or to the agent from whom you purchased the Contract. Upon cancellation, the Contract is treated as void from the Contract Date and when we receive the Contract, (1) if the state of issue of your Contract is CA, GA, ID, LA, MI, MO, NE, NH, NC, OK, OR, SC, UT, VA or WV, then for any amount of your initial Purchase Payment(s) invested in the Federated Prime Money Portfolio, we will return the Accumulated Value of the amount of your Purchase Payment(s) so invested, or if greater, the amount of your Purchase Payment(s) so invested, (2) for any amount of your initial Purchase Payment(s) invested in the Portfolios immediately following receipt by us, we will return the Accumulated Value of your Purchase Payment(s) so invested plus any fees and/or Premium Taxes that may have been subtracted from such amount, and (3) for any amount of your initial Purchase Payment(s) invested in the Guaranteed Rate Options immediately following receipt by us, we will refund the Accumulated Value of your Purchase Payment(s) so invested.

CONTRACT PURCHASE AND PURCHASE PAYMENTS

If you wish to purchase a Contract, you should consult your advisor who will provide the necessary information to the Company in a customer order form and forward the initial Purchase Payment to such address as the Company may from time to time designate. If you wish to make personal delivery by hand or courier to the Company of the initial Purchase Payment (rather than through the mail), he or she must do so at our Administrative Offices at 400 West Market Street, Louisville, KY 40202. The initial Purchase Payment for a Non-Qualified Contract must be equal to or greater than the $5,000 minimum investment requirement. The Initial Purchase Payment for a Qualified Contract must be equal to or greater than $2,000 (or you may establish a payment schedule of $50 a month by payroll deduction).

The Contract will be issued and the initial Purchase Payment less any Premium Taxes will be credited within two Business Days after receipt of the customer order form and the initial Purchase Payment in good order. The Company reserves the right to reject any customer order form or initial Purchase Payment. Following issuance, the Contract will be mailed to you along with a Contract acknowledgement form, which you should complete, sign and return in accordance with its instructions. Please note that until the Company receives the acknowledgement form signed by the Owner and any Joint Owner, the Owner and any Joint Owner must obtain a signature guarantee on their written signed request in order to exercise any rights under the Contract.

If the initial Purchase Payment cannot be credited because the customer order form is incomplete, we will contact the applicant, explain the reason for the delay and will refund the initial Purchase Payment within five Business Days, unless the applicant instructs us to retain the initial Purchase Payment and credit it as soon as the necessary requirements are fulfilled.

Additional Purchase Payments may be made at any time prior to the Annuity Date, as long as the Annuitant is living. Additional Purchase Payments must be for at least $500 for Non-Qualified Contracts, or $50 for Qualified Contracts.

Additional Purchase Payments received prior to the close of the New York Stock Exchange (generally 4:00 P.M. Eastern time) are credited to the Accumulated Value at the close of business that same day. Additional Purchase Payments received after the close of the New York Stock Exchange are processed the next Business Day.

Total Purchase Payments may not exceed $1,000,000 without our prior approval. The Company reserves the right to refuse to issue this Contract in cases involving an exchange for another Contract.

PURCHASING BY WIRE

For wiring instructions please contact our Administrative Offices at 1-800-866-6007.

ALLOCATION OF PURCHASE PAYMENTS

You instruct your advisor how your Net Purchase Payments will be allocated. You may allocate each Net Purchase Payment to one or more of the Portfolios or General Account Guaranteed Options as long as such portions are whole number percentages provided that each allocation to a General Account Guaranteed Option is at least $1,000 and that no Portfolio or General Account Guaranteed Option may contain a balance less than $1,000. You may choose not to allocate any monies to a particular Portfolio. You may change allocation instructions for future Net Purchase Payments by sending us the appropriate Company form or by complying with other designated Company procedures. The General Account Guaranteed Options are available for sale in most, but not all, states.

If the state of issue of your Contract is CA, GA, ID, LA, MI, MO, NE, NH, NC, OK, OR, SC, UT, VA or WV, then your initial Net Purchase Payment(s) will, when your Contract is issued, be invested in the Federated Prime Money Portfolio until the expiration of the Right to Cancel Period of 10 to 30 days (plus a five day grace period to allow for mail delivery) or more in some instances as specified in your Contract after the issuance of your Contract and then invested according to your initial allocation instructions (except that any accrued interest will remain in the Federated Prime Money Portfolio if it is selected as an initial allocation option), provided that portions of your initial Net Purchase Payment(s) allocated to the Guaranteed Rate Options will be invested immediately upon our receipt thereof in order to lock in the rates then applicable to such options. (Please note that immediate investment is not applicable with respect to amounts allocated to the Guaranteed Equity Option.)

If the state of issue of your Contract is any other state, your initial Net Purchase Payment(s) will, unless you indicate otherwise, be invested in your Portfolios and Guaranteed Rate Options immediately upon our receipt thereof, IN WHICH CASE YOU WILL BEAR FULL INVESTMENT RISK FOR ANY AMOUNTS ALLOCATED TO THE PORTFOLIOS DURING THE RIGHT TO CANCEL PERIOD. (Please note that this immediate investment is not available with respect to any amounts allocated to THE GUARANTEED EQUITY OPTION WHICH IS ILLIQUID FOR THE GUARANTEE PERIOD.)

CHARGES AND DEDUCTIONS

There are no sales charges for the Contracts (although certain charges or restrictions may apply to your Contract's General Account Guaranteed Options).

MORTALITY AND EXPENSE RISK CHARGE

We impose a charge as compensation for bearing certain mortality and expense risks under the Contracts. The annual charge is assessed daily based on the net asset value of the Separate Account. The annual mortality and expense risk charge is .50% of the net asset value of the Separate Account.

We guarantee that this annual charge will never increase. If this charge is insufficient to cover actual costs and assumed risks, the loss will fall on us. Conversely, if the charge proves more than sufficient, any excess will be added to the Company surplus and will be used for any lawful purpose, including any shortfall on the costs of distributing the Contracts.

The mortality risk borne by us under the Contracts, where one of the life Annuity Payment Options is selected, is to make monthly Annuity Payments (determined in accordance with the annuity tables and other provisions contained in the Contract) regardless of how long all Annuitants may live. We also assume mortality risk as a result of our guarantee of a Death Benefit in the event the Annuitant dies prior to the Annuity Date.

The expense risk borne by us under the Contracts is the risk that the charges for administrative expenses which are guaranteed for the life of the Contract may be insufficient to cover the actual costs of issuing and administering the Contract.

ADMINISTRATIVE CHARGE AND ANNUAL CONTRACT FEE

An administrative charge equal to .15% annually of the net asset value of the Separate Account is assessed daily along with the Annual Contract Fee of $30. The Annual Contract Fee is deducted proportionately from the Subaccounts. For any Contract with amounts allocated to the Subaccounts, the $30 fee is assessed per Contract, not per Portfolio chosen. The Annual Contract Fee will be deducted on each Contract Anniversary and upon surrender, on a pro rata basis, from each Subaccount. These deductions represent reimbursement for the costs expected to be incurred over the life of the Contract for issuing and maintaining each Contract and the Separate Account.

EXCHANGES

Each Contract Year you may make an unlimited number of Exchanges between Portfolios and/or General Account Guaranteed Options, provided that after an Exchange no Portfolio or General Account Guaranteed Option may contain a balance less than $1,000. No fee is currently imposed for such Exchanges, however, we reserve the right to charge a $15 fee for Exchanges in excess of 12 per Contract Year.

EXCEPTIONS TO CHARGES AND TO TRANSACTION OR BALANCE REQUIREMENTS

The administrative charges or fees may be reduced for sales of Contracts to a trustee, employer or similar entity representing a group where the Company determines that such sales result in savings of administrative expenses. In addition, directors, officers and bona fide full-time employees (and their spouses and minor children) of the Company, its ultimate parent company, Providian Corporation and certain of their affiliates are permitted to purchase Contracts with substantial reduction of administrative charges or fees or with a waiver or modification of certain minimum or maximum purchase and transaction amounts or balance requirements. Contracts so purchased are for investment purposes only and may not be resold except to the Company.

In no event will reduction or elimination of fees or charges or waiver or modification of transaction or balance requirements be permitted where such reduction, elimination, waiver or modification will be unfairly discriminatory to any person. Additional information about reductions in charges is contained in the Statement of Additional Information.

TAXES

We will, where such taxes are imposed on the Company by state law, deduct Premium Taxes that currently range up to 3.5%. These taxes will be deducted from the Accumulated Value or Purchase Payments in accordance with applicable law.

As of the date of this Prospectus, the following state assesses a Premium Tax on all initial and additional Purchase Payments on Non-Qualified Contracts:

                                                          PERCENTAGE
                                                          ----------
             South Dakota................................   1.25%

In addition, a number of states currently impose Premium Taxes at the time an Annuity Payment Option (other than a Lump Sum Payment Option) is selected. As of the date of this Prospectus, the following states assess a Premium Tax against the Accumulated Value if the Contract Owner chooses an Annuity Payment Option instead of receiving a lump sum distribution:

                                                                         NON-
                                                             QUALIFIED QUALIFIED
                                                             --------- ---------
Alabama.....................................................   1.00%     1.00%
California..................................................    .50%     2.35%
District of Columbia........................................   2.25%     2.25%
Kansas......................................................      0%     2.00%
Kentucky....................................................   2.00%     2.00%
Maine.......................................................      0%     2.00%
Nevada......................................................      0%     3.50%
West Virginia...............................................   1.00%     1.00%
Wyoming.....................................................      0%     1.00%

Under present laws, the Company will incur state or local taxes (in addition to the Premium Taxes described above) in several states. At present, the Company does not charge the Contract Owner for these taxes. If there is a change in state or local tax laws, charges for such taxes may be made. The Company does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Contracts.
(See "Federal Tax Considerations," page   .) Based upon these expectations, no
charge is currently being made to the Separate Account for corporate federal income taxes that may be attributable to the Separate Account.

The Company will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years for any federal income taxes incurred by the Company. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in the Company's tax status. In the event that the Company should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Contracts, the Accumulated Value of the Contract would be correspondingly adjusted by any provision or charge for such taxes.

PORTFOLIO EXPENSES

The value of the assets in the Separate Account reflect the fees and expenses paid by the Portfolios. A complete description of these expenses is found in the "Fee Table" section of this Prospectus and in each Fund's Prospectus and Statement of Additional Information.

ACCUMULATED VALUE

At the commencement of the Contract, the Accumulated Value equals the initial Net Purchase Payment. Thereafter, the Accumulated Value equals the Accumulated Value from the previous Business Day increased by: (i) any additional Net Purchase Payments received by the Company and (ii) any increase in the Accumulated Value due to investment results of the selected Portfolio(s) and the interest credited to the General Account Guaranteed Options during the Valuation Period; and reduced by: (i) any decrease in the Accumulated Value due to investment results of the selected Portfolio(s), (ii) a daily charge to cover the mortality and expense risks assumed by the Company, (iii) any charge to cover the cost of administering the Contract, (iv) any partial withdrawals,
(v) any Market Value Adjustment or other deduction due to early Exchanges from the Guaranteed Rate Options and, if exercised by the Company, (vi) any charges for any Exchanges made after the first 12 in any Contract Year.

EXCHANGES AMONG THE PORTFOLIOS

Should your investment goals change, you may exchange Accumulated Value among the Portfolios of the Funds and, as permitted, the General Account Guaranteed Options. Requests for Exchanges, received by mail or by telephone, prior to the close of the New York Stock Exchange (generally 4:00 P.M. Eastern time) are processed at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day. If you experience difficulty in making a telephone Exchange your Exchange request may be made by regular or express mail. It will be processed on the date received.

To take advantage of the privilege of initiating transactions by telephone, you must first elect the privilege by completing the appropriate section of the Contract acknowledgement form, which you will receive with your Contract. You may also complete a separate telephone authorization form at a later date. To take advantage of the privilege of authorizing a third party to initiate transactions by telephone, you must first complete a third party authorization form or the appropriate section of the Contract acknowledgement form.

The Company will undertake reasonable procedures to confirm that instructions communicated by telephone are genuine. Prior to the acceptance of any request, the caller will be asked by a customer service representative for his or her Contract number and social security number. In addition, telephone communications from a third party authorized to transact in an account will undergo reasonable procedures to confirm that instructions are genuine. The third party caller will be asked for his or her name, company affiliation (if appropriate), the Contract number to which he or she is referring, and the social security number of the Contract Owner. All calls will be recorded, and this information will be verified with the Contract Owner's records prior to processing a transaction. Furthermore, all transactions performed by a customer service representative will be verified with the Contract Owner through a written confirmation statement. Neither the Company nor the Funds shall be liable for any loss, cost or expense for action on telephone instructions that are believed to be genuine in accordance with these procedures.

For information concerning Exchanges to and from the General Account Guaranteed Options, see "The General Account," at Appendix A.

FULL AND PARTIAL WITHDRAWALS

At any time before the Annuity Date and while the Annuitant is living, you may make a partial or full withdrawal of the Contract to receive all or part of the Surrender Value by sending a written request to our Administrative Offices. Full or partial withdrawals may only be made before the Annuity Date and all partial withdrawal requests must be for at least $500. The amount available for full or partial withdrawal is the Surrender Value at the end of the Valuation Period during which the written request for withdrawal is received. The Surrender Value is an amount equal to the Accumulated Value, adjusted to reflect any applicable Market Value Adjustment for amounts allocated to the Multi-Year Guaranteed Rate Option, less any early withdrawal charges for amounts allocated to the One-Year Guaranteed Rate Option, less any amount allocated to the Guaranteed Equity Option less any Premium Taxes incurred but not yet deducted. The withdrawal amount may be paid in a lump sum to you, or if elected, all or any part may be paid out under an Annuity Payment Option. (See "Annuity Payment Options," page 21.)

You can make a withdrawal by sending the appropriate Company form to our Administrative Offices. You may not make any full or partial withdrawals from the Guaranteed Equity Option before the end of the guarantee period. Your proceeds will normally be processed and mailed to you within two Business Days after the receipt of the request but in no event will it be later than seven calendar days, subject to postponement in certain circumstances. (See "Deferment of Payment," page 22.)

Payments under the Contract of any amounts derived from premiums paid by check may be delayed until such time as the check has cleared your bank. If, at the time the Contract Owner requests a full or partial withdrawal, he has not provided the Company with a written election not to have federal income taxes withheld, the Company must by law withhold such taxes from the taxable portion of any full or partial withdrawal and remit that amount to the federal government. Moreover, the Code provides that a 10% penalty tax may be imposed on certain early withdrawals. (See "Federal Tax Considerations," page 22.)

Since the Contract Owner assumes the investment risk with respect to amounts allocated to the Separate Account, the total amount paid upon withdrawal of the Contract (taking into account any prior withdrawals) may be more or less than the total Net Purchase Payments made.

SYSTEMATIC WITHDRAWAL OPTION

You may choose to have a specified dollar amount provided to you on a regular basis from the portion of your Contract's Accumulated Value that is allocated to the Portfolios. By electing the Systematic Withdrawal Option, withdrawals may be made on a monthly, quarterly, semi-annual or annual basis. The minimum amount for each withdrawal is $250.

This option may be elected by completing the Systematic Withdrawal Request Form. This form must be received by us at least 30 days prior to the date systematic withdrawals will begin. Each withdrawal will be processed on the day and at the frequency indicated on the Systematic Withdrawal Request Form. The start date for the systematic withdrawals must be between the first and twenty-eighth day of the month. You may discontinue the Systematic Withdrawal Option at any time by notifying us in writing at least 30 days prior to your next scheduled withdrawal date.

Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to a 10% federal tax penalty if you are under age 59 1/2. You may elect to have federal income taxes withheld from each withdrawal at a 10% rate on the Systematic Withdrawal Request Form. For a discussion of the tax consequences of withdrawals, see "Federal Tax Considerations" on page 22 of the Prospectus. You may wish to consult a tax advisor regarding any tax consequences that might result prior to electing the Systematic Withdrawal Option.

We reserve the right to discontinue offering the Systematic Withdrawal Option upon 30 days written notice. We also reserve the right to charge a fee for such service.

DOLLAR COST AVERAGING OPTION

If you have at least $5,000 of Accumulated Value in the Federated Prime Money Portfolio, you may choose to have a specified dollar amount transferred from this Portfolio to other Portfolios in the Separate Account or to the General Account Guaranteed Options on a monthly basis. The main objective of Dollar Cost Averaging is to shield your investment from short term price fluctuations. Since the same dollar amount is transferred to other Portfolios each month, more units are purchased in a Portfolio if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

This Dollar Cost Averaging Option may be elected on the customer order form or at a later date. The minimum amount that may be transferred each month into any Portfolio or General Account Guaranteed Option is $250. The maximum amount which may be transferred is equal to the Accumulated Value in the Federated Prime Money Portfolio when elected, divided by 12.

The transfer date will be the same calendar day each month as the Contract Date. The dollar amount will be allocated to the Portfolios in the proportions you specify on the appropriate Company form, or, if none are specified, in accordance with your original investment allocation. If, on any transfer date, the Accumulated Value is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the option will end. You may change the transfer amount once each Contract Year, or cancel this option by sending the appropriate Company form to our Administrative Offices which must be received at least seven days before the next transfer date.

IRS-REQUIRED DISTRIBUTIONS

Prior to the Annuity Date, if you or, if applicable, a Joint Owner dies before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the Owner's Designated Beneficiary (unless the Contract Owner was also the Annuitant--in which case the Annuitant's Beneficiary is entitled to the Death Benefit) as described in this section so that the Contract qualifies as an annuity under the Code. If the death occurs on or after the Annuity Date, the remaining portions of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract will be distributed within five years after date of death or be paid under an Annuity Payment Option under which payments will begin within one year of the Contract Owner's death and will be made for the life of the Owner's Designated Beneficiary or for a period not extending beyond the life expectancy of that beneficiary. The Owner's Designated Beneficiary is the person to whom ownership of the Contract passes by reason of death.

If any portion of the Contract Owner's interest is payable to (or for the benefit of) the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

MINIMUM BALANCE REQUIREMENT

We will transfer the balance in any Portfolio that falls below $1,000, due to a partial withdrawal or Exchange, to the remaining Portfolios held under that Contract on a pro rata basis. In the event that the entire value of the Contract falls below $1,000, you may be notified that the Accumulated Value of your account is below the Contract's minimum requirement. You would then be allowed 60 days to make an additional investment before the account is liquidated. Proceeds would be promptly paid to the Contract Owner. The full proceeds would be taxable as a withdrawal. We will not exercise this right with respect to Qualified Contracts.

DESIGNATION OF AN ANNUITANT'S BENEFICIARY

The Contract Owner may select one or more Annuitant's Beneficiaries and name them in the customer order form. Thereafter, while the Annuitant is living, the Contract Owner may change the Annuitant's Beneficiary by sending us the appropriate Company form. Such change will take effect on the date such form is signed by the Contract Owner but will not affect any payment made or other action taken before the Company acknowledges such form. You may also make the designation of Annuitant's Beneficiary irrevocable by sending us the appropriate Company form and obtaining approval from the Company. Changes in the Annuitant's Beneficiary may then be made only with the consent of the designated irrevocable Annuitant's Beneficiary.

If the Annuitant dies prior to the Annuity Date, the following will apply unless the Contract Owner has made other provisions.

  (a) If there is more than one Annuitant's Beneficiary, each will share in the Death Benefits equally;

  (b) If one or two or more Annuitant's Beneficiaries have already died, that share of the Death Benefit will be paid equally to the survivor(s);

  (c) If no Annuitant's Beneficiary is living, the proceeds will be paid to the Contract Owner;

  (d) If an Annuitant's Beneficiary dies at the same time as the Annuitant, the proceeds will be paid as though the Annuitant's Beneficiary had died first. If an Annuitant's Beneficiary dies within 15 days after the Annuitant's death and before the Company receives due proof of the Annuitant's death, proceeds will be paid as though the Annuitant's Beneficiary had died first.

If an Annuitant's Beneficiary who is receiving Annuity Payments dies, any remaining payments certain will be paid to that Annuitant's Beneficiary's named beneficiary(ies) when due. If no Annuitant's Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is the Annuitant, this right will pass to his or her estate. If a Life Annuity with Period Certain option was elected, and if the Annuitant dies on or after the Annuity Date, any unpaid payments certain will be paid to the Annuitant's Beneficiary or your designated Payee.

DEATH OF ANNUITANT PRIOR TO ANNUITY DATE

If the Annuitant dies prior to the Annuity Date, an amount will be paid as proceeds to the Annuitant's Beneficiary. The Death Benefit is calculated and is payable upon receipt of due Proof of Death of the Annuitant as well as proof that the Annuitant died prior to the Annuity Date. Upon receipt of this proof, the Death Benefit will be paid within seven days, or as soon thereafter as the Company has sufficient information about the Annuitant's Beneficiary to make the payment. The Annuitant's Beneficiary may receive the amount payable in a lump sum cash benefit or under one of the Annuity Payment Options.

The Death Benefit is the greater of:

  (1) The Accumulated Value on the date we receive due Proof of Death; or

  (2) The Adjusted Death Benefit.

During the first six Contract Years, the Adjusted Death Benefit will be the sum of all Net Purchase Payments made, less any partial withdrawals taken. During each subsequent six-year period, the Adjusted Death Benefit will be the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made, less any partial withdrawals taken during the current six-year period. After the Annuitant attains age 75, the Adjusted Death Benefit will remain equal to the Death Benefit on the last day of the six-year period before age 75 occurs plus any Net Purchase Payments subsequently made, less any partial withdrawals subsequently taken.

ANNUITY DATE

You may specify an Annuity Date, which can be no later than the first day of the month after the Annuitant's 85th birthday, without the Company's prior approval. The Annuity Date is the date that Annuity Payments are scheduled to commence under the Contract unless the Contract has been surrendered or an amount has been paid as proceeds to the designated Annuitant's Beneficiary prior to that date.

You may advance or defer the Annuity Date. However, the Annuity Date may not be advanced to a date prior to 30 days after the date of receipt of a written request or, without the Company's prior approval, deferred to a date beyond the first day of the month after the Annuitant's 85th birthday. The Annuity Date may only be changed by written request during the Annuitant's lifetime and must be made at least 30 days before the then-scheduled Annuity Date. The Annuity Date and the Annuity Payment options available for Qualified Contracts may also be controlled by endorsements, the plan or applicable law.

LUMP SUM PAYMENT OPTION

You may surrender the Contract at any time while the Annuitant is living and before the Annuity Date. The Surrender Value is equal to the Accumulated Value, adjusted for any Market Value Adjustment or other deductions applicable to amounts allocated to a General Account Guaranteed Option, less any amount allocated to the Guaranteed Equity Option, less any Premium Taxes incurred but not yet deducted.

ANNUITY PAYMENT OPTIONS

All Annuity Payment Options (except for the Designated Period Annuity Option) are offered as "Variable Annuity Options." This means that Annuity Payments, after the initial payment, will reflect the investment experience of the Portfolio or Portfolios you have chosen. All Annuity Payment Options are also offered as "Fixed Annuity Options." This means that the amount of each payment will be set on the Annuity Date and will not change. The following Annuity Payment Options are available under the Contract:

Life Annuity--Monthly Annuity Payments are paid for the life of an Annuitant, ceasing with the last Annuity Payment due prior to the Annuitant's death.

Joint and Last Survivor Annuity--Monthly Annuity Payments are paid for the life of two Annuitants and thereafter for the life of the survivor, ceasing with the last Annuity Payment due prior to the survivor's death.

Life Annuity with Period Certain--Monthly Annuity Payments are paid for the life of an Annuitant, with a Period Certain of not less than 120, 180, or 240 months, as elected.

Installment or Unit Refund Life Annuity--Available as either a Fixed (Installment Refund) or Variable (Unit Refund) Annuity Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a Period Certain determined by dividing the Accumulated Value by the first Annuity Payment.

Designated Period Annuity--Only available as a Fixed Annuity Option. Monthly Annuity Payments are paid for a Period Certain as elected, which may be from 10 to 30 years.

Before the Annuity Date and while the Annuitant is living, you may change the Annuity Payment Option by written request. The request for change must be made at least 30 days prior to the Annuity Date and is subject to the approval of the Company. If an Annuity Payment Option is chosen that depends on the continuation of the life of the Annuitant, proof of birth date may be required before Annuity Payments begin. For Annuity Payment Options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments to older Annuitants are expected to be fewer in number, the amount of each Annuity Payment will generally be greater.

All or part of the Accumulated Value may be placed under one or more Annuity Payment Options. If Annuity Payments are to be paid under more than one option, the Company must be told what part of the Accumulated Value is to be paid under each option.

If at the time of any Annuity Payment you have not provided the Company with a written election not to have federal income taxes withheld, the Company must by law withhold such taxes from the taxable portions of such Annuity Payment and remit that amount to the federal government.

In the event that an Annuity Payment Option is not selected, the Company will make monthly Annuity Payments that will go on for as long as the Annuitant lives (120 payments guaranteed) in accordance with the Life Annuity with Period Certain Option and the annuity benefit sections of the Contract. That portion of the Accumulated Value that has been held in a Portfolio prior to the Annuity Date will be applied under a Variable Annuity Option based on the performance of that Portfolio. Subject to approval by the Company, you may select any other Annuity Payment Option then being offered by the Company. All Fixed Annuity Payments and the initial Variable Annuity Payment are guaranteed to be not less than as provided by the Annuity Tables and the Annuity Payment Option elected by the Contract Owner. The minimum payment, however, is $100. If the Accumulated Value is less than $5,000, or less than $2,000 for Texas Contract Owners, the Company has the right to pay that amount in a lump sum. From time to time, the Company may require proof that the Annuitant or Contract Owner is living. Annuity Payment Options are not available to: (1) an assignee; or (2) any other than a natural person, except with the consent of the Company.

We may, at the time of election of an Annuity Payment Option, offer more favorable rates in lieu of the guaranteed rates specified in the Annuity Tables found in the Contract.

The value of Variable Annuity Payments will reflect the investment experience of the chosen Portfolio. Only one Variable Annuity Option may be chosen from among those made available by the Company for each Portfolio. The Annuity Tables, which are contained in the Contract and are used to calculate the value of the initial Variable Annuity Payment, are based on an assumed interest rate of 4%. If the actual net investment experience exactly equals the assumed interest rate, then the Variable Annuity Payments will remain the same (equal to the first Annuity Payment). However, if actual investment experience exceeds the assumed interest rate, the Variable Annuity Payments will increase;

conversely, they will decrease if the actual experience is lower. The method of computation of Variable Annuity Payments is described in more detail in the Statement of Additional Information.

The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

After the Annuity Date, you may change the Portfolio funding the Variable Annuity Payments on the appropriate Company form or by calling our Administrative Offices at 1-800-866-6007.

DEFERMENT OF PAYMENT

Payment of any cash withdrawal or lump sum Death Benefit due from the Separate Account will occur within seven days from the date the election becomes effective except that the Company may be permitted to defer such payment if:
(1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the New York Stock Exchange is otherwise restricted; or
(2) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (3) the SEC permits a delay for the protection of Contract Owners.

As to amounts allocated to the General Account, we may, at any time, defer payment of the Surrender Value for up to six months after we receive a request for it. We will allow interest of at least 4% annually on any Surrender Value payment derived from the General Account that we defer 30 days or more.

                           FEDERAL TAX CONSIDERATIONS

INTRODUCTION

The ultimate effect of federal income taxes on the amounts paid for the Contract, on the investment return on assets held under a Contract, on Annuity Payments, and on the economic benefits to the Contract Owner, Annuitant or Annuitant's Beneficiary, depends on the terms of the Contract, the Company's tax status and upon the tax status of the individuals concerned. The following discussion is general in nature and is not intended as tax advice. You should consult a tax adviser regarding the tax consequences of purchasing a Contract. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion is based upon the Company's understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws, the Treasury regulations or the current interpretations by the Internal Revenue Service. We reserve the right to make uniform changes in the Contract to the extent necessary to continue to qualify the Contract as an annuity. For a discussion of federal income taxes as they relate to the Funds, please see the accompanying Prospectuses for the Funds.

TAXATION OF ANNUITIES IN GENERAL

Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value under a Contract until some form of withdrawal or distribution is made under it. However, under certain circumstances, the increase in value may be subject to current federal income tax. (See "Contracts Owned by Non-Natural Persons," page 24, and
"Diversification Standards," page 24.)

Section 72 provides that the proceeds of a full or partial withdrawal from a Contract prior to the Annuity Date will be treated as taxable income to the extent the amounts held under the Contract exceed the "investment in the Contract," as that term is defined in the Code. The "investment in the Contract" can generally be described as the cost of the Contract, and generally constitutes all Purchase Payments paid for the Contract less any amounts received under the Contract that are excluded from the individual's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial withdrawal of a Contract.

Upon receipt of a full or partial withdrawal or an Annuity Payment under the Contract, you will be taxed if the value of the Contract exceeds the investment in the Contract. Ordinarily, the taxable portion of such payments will be taxed at ordinary income tax rates.

For Fixed Annuity Payments, in general, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income tax rates. For Variable Annuity Payments, in general, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxed at ordinary income tax rates. Once the excludible portion of Annuity Payments to date equals the investment in the Contract, the balance of the Annuity Payments will be fully taxable.

Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies the Company of that election.

With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10% of the taxable portion of amounts withdrawn or distributed. However, the penalty tax will not apply to withdrawals (i) made on or after the death of the Contract Owner or, where the Contract Owner is not an individual, the death of the Annuitant, who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Contracts; (ii) attributable to the taxpayer's becoming disabled within the meaning of Code Section 72(m)(7); (iii) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;
(iv) from a qualified plan (note, however, other penalties may apply); (v) under a qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract as defined in Section 72(u)(4); or (vii) that are purchased by an employer on termination of certain types of qualified plans and that are held by the employer until the employee separates from service. Other tax penalties may apply to certain distributions as well as to certain contributions and other transactions under Qualified Contracts.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

THE COMPANY'S TAX STATUS

The Company is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Separate Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Accumulated Value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to the Company. The Company reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

DISTRIBUTION-AT-DEATH RULES

In order to be treated as an annuity contract, a Contract must generally provide the following two distribution rules: (a) if any Contract Owner dies on or after the Annuity Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as quickly as the method in effect on the Contract Owner's death; and (b) if any Contract Owner dies before the Annuity Date, the entire interest must generally be distributed within five years after the date of death. To the extent such interest is payable to the Owner's Designated Beneficiary, however, such interests may be annuitized over the life of that Owner's Designated Beneficiary or over a period not extending beyond the life expectancy of that Owner's Designated Beneficiary, so long as distributions commence within one year after the Contract Owner's death. If the Owner's Designated Beneficiary is the spouse of the Contract Owner, the Contract (together with the deferral on tax on the accrued and future income thereunder) may be continued unchanged in the name of the spouse as Contract Owner. The term Owner's Designated Beneficiary means the natural person named by the Contract Owner as a beneficiary and to whom ownership of the Contract passes by reason of the Contract Owner's death (unless the Contract Owner was also the Annuitant--in which case the Annuitant's Beneficiary is entitled to the Death Benefit).

If the Contract Owner is not an individual, the "primary Annuitant" (as defined under the Code) is considered the Contract Owner. The primary Annuitant is the individual who is of primary importance in affecting the timing or the amount of payout under a Contract. In addition, when the Contract Owner is not an individual, a change in the primary Annuitant is treated as the death of the Contract Owner. Finally, in the case of joint Contract Owners, the distribution will be required at the death of the first of the Contract Owners.

TRANSFERS OF ANNUITY CONTRACTS

Any transfer of a Non-Qualified Contract prior to the Annuity Date for less than full and adequate consideration will generally trigger tax on the gain in the Contract to the Contract Owner at the time of such transfer. The investment in the Contract of the transferee will be increased by any amount included in the Contract Owner's income. This provision, however, does not apply to those transfers between spouses or incident to a divorce which are governed by Code
Section 1041(a).

CONTRACTS OWNED BY NON-NATURAL PERSONS

Where the Contract is held by a non-natural person (for example, a corporation), the Contract is generally not treated as an annuity contract for federal income tax purposes, and the income on that Contract (generally the increase in the net Accumulated Value less the payments) is includible in taxable income each year. The rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an agent for a natural person. If an employer is the nominal owner of a Contract, and the beneficial owners are employees, then the Contract is not treated as being held by a non-natural person. The rule also does not apply where the Contract is acquired by the estate of a decedent, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity.

ASSIGNMENTS

A transfer of ownership of a Contract, a collateral assignment or the designation of an Annuitant or other beneficiary who is not also the Contract Owner may result in tax consequences to the Contract Owner, Annuitant or beneficiary that are not discussed herein. A Contract Owner contemplating such a transfer or assignment of a Contract should contact a tax advisor with respect to the potential tax effects of such a transaction.

MULTIPLE CONTRACTS RULE

All non-qualified annuity contracts issued by the same company (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract for purposes of determining the amount includible in the taxpayer's gross income. Thus, any amount received under any Contract prior to the Contract's Annuity Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such contracts. The Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a tax advisor before purchasing more than one Contract or other annuity contracts.

DIVERSIFICATION STANDARDS

To comply with certain diversification regulations (the "Regulations") under Code Section 817(h), after a start up period, the Separate Account will be required to diversify its investments. The Regulations generally require that on the last day of each quarter of a calendar year, no more than 55% of the value of the Separate Account is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. A "look-through" rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the percentage limitations by looking through to the assets of the Portfolios in which each such Subaccount invests. All securities of the same issuer are treated as a single investment. Each government agency or instrumentality will be treated as a separate issuer for purposes of those limitations.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance concerning the extent to which Contract Owners may direct their investments to particular divisions of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or ruling are issued, the Contracts may need to be modified in order to remain in compliance. For these reasons, the Company reserves the right to modify the Contracts, as necessary, to prevent the Contract Owner from being considered the owner of assets of the Separate Account.

We intend to comply with the Regulations to assure that the Contracts continue to be treated as annuity contracts for federal income tax purposes.

403(B) CONTRACTS

Contracts will be offered in connection with retirement plans adopted by public school systems and certain tax-exempt organizations (Code Section 501(c)(3) organizations) for their employees under Section 403(b) of the Code except, as discussed below and subject to any conditions in an employer's plan, a Contract used in connection with a Section 403(b) Plan offers the same benefits and is subject to the same charges described in this Prospectus.

The Code imposes a maximum limit on annual Purchase Payments which may be excluded from your gross income. Such limit must be calculated in accordance with Sections 403(b), 415 and 402(g) of the Code. In addition, Purchase Payments will be excluded from your gross income only if the 403(b) Plan meets certain Code non-discrimination requirements.

The Code imposes restrictions on full or partial surrenders from 403(b) individual accounts attributable to Purchase Payments under a salary reduction agreement and to any earnings on the entire 403(b) individual account credited on and after January 1, 1989. Surrenders of these amounts are allowed only if the Contract Owner (a) has died, (b) has become disabled, as defined in the Code, (c) has attained age 59 1/2, or (d) has separated from service. Surrenders are also allowed if the Contract Owner can show "hardship," as defined by the Internal Revenue Service, but the surrender is limited to the lesser of Purchase Payments made on or after January 1, 1989 or the amount necessary to relieve the hardship. Even if a surrender is permitted under these provisions, a 10% federal tax penalty may be assessed on the withdrawn amount if it does not otherwise meet the exceptions to the penalty tax provisions. (See "Taxation of Annuities in General," page 22).

Under the Code, you may request a full or partial surrender of an amount equal to the individual account cash value as of December 31, 1988 (the "grandfathered" amount), subject to the terms of the 403(b) Plan. Although the Code surrender restrictions do not apply to this amount, a 10% federal penalty tax may be assessed on the withdrawn amount if it does not otherwise meet the exceptions to the penalty tax provisions. (See "Taxation of Annuities in General," page 22).

The Company believes that the Code surrender restrictions do not apply to tax-free transfers pursuant to Revenue Ruling 90-24. The Company further believes that the surrender restrictions will not apply to any "grandfathered" amount transferred pursuant to Revenue Ruling 90-24 into another 403(b) Contract.

LOANS UNDER 403(B) CONTRACTS

Under your 403(b) Contract, you may borrow against your Contract's Surrender Value after the first Contract Year. No additional loans will be extended until prior loan balances are paid in full. The loan amount must be at least $1,000 with a minimum vested Accumulated Value of $2,000. The loan amount may not exceed the lesser of (a) or (b), where (a) is 50% of the Contract's vested Accumulated Value on the date on which the loan is made, and (b) is $50,000 reduced by the highest outstanding balance of any loan within the preceding 12 months ending on the day before the current loan is made. If you are married, your spouse must consent in writing to a loan request. This consent must be given within the 90-day period before the loan is to be made.

On the first Business Day of each calendar month, the Company will determine a loan interest rate. The loan interest rate for the calendar month in which the loan is effective will apply for one year from the loan effective date. Annually on the anniversary of the loan effective date, the rate will be adjusted to equal the loan interest rate determined for the month in which the loan anniversary occurs.

Principal and interest on loans must be amortized in quarterly installments over a five year term except for certain loans for the purchase of a principal residence. If the loan interest rate is adjusted, future payments will be adjusted so that the outstanding loan balance is amortized in equal quarterly installments over the remaining term. A $40 processing fee is charged for each loan. The remainder of each repayment will be credited to the individual account.

If a loan payment is not made when due, interest will continue to accrue. The defaulted payment plus accrued interest will be deducted from any future distributions under the Contract and paid to us. Any loan payment which is not made when due, plus interest, will be treated as a distribution, as permitted by law. The loan payment may be taxable to the borrower, and may be subject to the early withdrawal tax penalty. When a loan is made, the number of Accumulation Units equal to the loan amount will be withdrawn from the individual account and placed in the Collateral Fixed Account. Accumulation Units taken from the individual account to provide a loan do not participate in the investment experience of the related Portfolios or the guarantees of the General Account Guaranteed Options. The loan amount will be withdrawn on a pro rata basis first from the Portfolios to which Accumulated Value has been allocated, and if that amount is insufficient, collateral will then be transferred from the General Account Guaranteed Options--except the Guaranteed Equity Option. As with any withdrawal, Market Value Adjustments or other deductions applicable to amounts allocated to General Account Guaranteed Options may be applied and no amounts may be withdrawn from the Guaranteed Equity Option. Until the loan is repaid in full, that portion of the Collateral Fixed Account shall be credited with interest at a rate of 2% less than the loan interest rate applicable to the loan--however, the interest rate credited will never be less than the General Account Guaranteed Option's guaranteed rate of 3%.

When a loan is made, the number of Accumulation Units equal to the loan amount will be withdrawn from the individual account and placed in the Collateral Fixed Account. Accumulation Units taken from the individual account to provide a loan do not participate in the investment experience of the related Portfolios or the guarantees of the General Account Guaranteed Options. The loan amount will be withdrawn on a pro rata basis first from the Portfolios to which Accumulated Value has been allocated, and if that amount is insufficient, collateral will then be transferred from the General Account Guaranteed Options--except the Guaranteed Equity Option. As with any withdrawal, Market Value Adjustments or other deductions applicable to amounts allocated to General Account Guaranteed Options may be applied and no amounts may be withdrawn from the Guaranteed Equity Option. Until the loan is repaid in full, that portion of the Collateral Fixed Account shall be credited with interest at a rate of 2% less than the loan interest rate applicable to the loan--however, the interest rate credited will never be less than the General Account Guaranteed Option's guaranteed rate of 3%.

A bill in the amount of the quarterly principal and interest will be mailed directly to you in advance of the payment due date. The initial quarterly repayment will be due three months from the loan date. The loan date will be the date that the Company receives the loan request form in good order. Payment is due within 30 calendar days after the due date. Subsequent quarterly installments are based on the first due date.

When repayment of principal is made, Accumulation Units will be reallocated on a current value basis among the same investment Portfolios and/or General Account Guaranteed Options and in the same proportion as when the loan was initially made. If a repayment in excess of a billed amount is received, the excess will be applied towards the principal portion of the outstanding loan. Payments received which are less than the billed amount will not be accepted and will be returned to you.

If a partial surrender is taken from your individual account due to nonpayment of a billed quarterly installment, the date of the surrender will be the first Business Day following the 30 calendar day period in which the repayment was due.

Prepayment of the entire loan is allowed. At the time of prepayment, the Company will bill you for any accrued interest. The Company will consider the loan paid when the loan balance and accrued interest are paid.

If the individual account is surrendered with an outstanding loan balance, the outstanding loan balance and accrued interest will be deducted from the Surrender Value. If the individual account is surrendered, with an outstanding loan balance, due to the Contract Owner's death or the election of an Annuity Payment Option, the outstanding loan balance and accrued interest will be deducted.

The Company may require that any outstanding loan be paid if the individual account value falls below an amount equal to 25% of total loans outstanding.

The Code requires the aggregation of all loans made to an individual employee under a single employer-sponsored 403(b) Plan. However, since the Company has no information concerning the outstanding loans that you may have with other companies, if will only use the information available under Contracts issued by the Company.

                              GENERAL INFORMATION

ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS

The Company retains the right, subject to any applicable law, to make certain changes. The Company reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Funds, or of another registered, open-end management investment company, if the shares of the Portfolios are no longer available for investment, or, if in the Company's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to a Contract Owner's interest in a Portfolio will not be made until SEC approval has been obtained and the Contract Owner has been notified of the change.

New Portfolios may be established at the discretion of the Company. Any new Portfolios will be made available to existing Contract Owners on a basis to be determined by the Company. The Company may also eliminate one or more Portfolios if marketing, tax, investment or other conditions so warrant.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the Contracts as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be deregistered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other separate accounts.

VOTING RIGHTS

The Funds do not hold regular meetings of shareholders. The Directors/Trustees of each Fund may call special meetings of shareholders as may be required by the 1940 Act or other applicable law. To the extent required by law, the Portfolio shares held in the Separate Account will be voted by the Company at shareholder meetings of each Fund in accordance with instructions received from persons having voting interests in the corresponding Portfolio. Fund shares as to which no timely instructions are received or shares held by the Company as to which Contract Owners have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all Contracts participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

The number of votes that are available to a Contract Owner will be calculated separately for each Portfolio. That number will be determined by applying his or her percentage interest, if any, in a particular Portfolio to the total number of votes attributable to the Portfolio.

Prior to the Annuity Date, a Contract Owner holds a voting interest in each Portfolio to which the Accumulated Value is allocated. The number of votes which are available to a Contract Owner will be determined by dividing the Accumulated Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Date, the person receiving Annuity Payments has the voting interest. The number of votes after the Annuity Date will be determined by dividing the reserve for such Contract allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Date, the votes attributable to a Contract decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

The number of votes of the Portfolio that are available will be determined as of the date coincident with the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the corresponding Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by such Fund.

AUDITORS

Ernst & Young LLP serves as independent auditors for the Separate Account and the Company and will audit their financial statements annually.

LEGAL MATTERS

Jorden Burt Berenson & Johnson LLP of Washington, D.C. has provided legal advice relating to the federal securities laws applicable to the issue and sale of the Contracts. All matters of Missouri law pertaining to the validity of the Contract and the Company's right to issue such Contracts have been passed upon by Kimberly A. Scouller, Esquire, on behalf of the Company.

          TABLE OF CONTENTS FOR THE DIMENSIONAL VARIABLE ANNUITY

                      STATEMENT OF ADDITIONAL INFORMATION

                                                                           PAGE
THE CONTRACT..............................................................   2
  Computation of Variable Annuity Income Payments.........................   2
  Exchanges...............................................................   3
  Exceptions to Charges and to Transaction or Balance Requirements........   3
GENERAL MATTERS...........................................................   3
  Non-Participating.......................................................   3
  Misstatement of Age or Sex..............................................   3
  Assignment..............................................................   4
  Annuity Data............................................................   4
  Annual Statement........................................................   4
  Incontestability........................................................   4
  Ownership...............................................................   4
PERFORMANCE INFORMATION...................................................   5
  Federated Prime Money and Money Market Portfolio Yields.................   5
  30-Day Yield for Non-Money Market Subaccounts...........................   5
  Standardized Average Annual Total Return for Subaccounts................   5
ADDITIONAL PERFORMANCE MEASURES...........................................   7
  Non-Standardized Actual Total Return and Non-Standardized Actual Average
   Annual Total Return....................................................   7
  Non-Standardized Total Return Year-to-Date..............................   8
  Non-Standardized One Year Return........................................   9
  Non-Standardized Hypothetical Total Return and Non-Standardized
   Hypothetical Average Annual Total Return...............................   9
  Individualized Computer Generated Illustrations.........................  10
PERFORMANCE COMPARISONS...................................................  10
SAFEKEEPING OF ACCOUNT ASSETS.............................................  12
THE COMPANY...............................................................  12
STATE REGULATION..........................................................  12
RECORDS AND REPORTS.......................................................  13
DISTRIBUTION OF THE CONTRACTS.............................................  13
LEGAL PROCEEDINGS.........................................................  13
OTHER INFORMATION.........................................................  13
FINANCIAL STATEMENTS......................................................  13
  Audited Financial Statements............................................  13

                                   APPENDIX A

THE GENERAL ACCOUNT

Because of applicable exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 ("1933 Act"), nor under the 1940 Act. Thus, neither our General Account, nor any interest therein are generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, the Company has been advised that the staff of the SEC has not reviewed the disclosure in this Appendix relating to the General Account. These disclosures regarding the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Note: The General Account Guaranteed Options, or certain of them, are currently available for sale in most, but not all, states. Please check with your sales representative for details of the availability of these features before purchasing.

Note: The following descriptions of the General Account Guaranteed Options apply to Contracts issued on or after March 31, 1997. Contract Holders with Contracts issued before that date should refer to the discussion of the General Account Guaranteed Options in the prospectus which preceded or accompanied their purchase of the Contract.

The General Account contains all of the assets of the Company other than those in the separate accounts we establish. The Company has sole discretion to invest the assets of the General Account, subject to applicable law. Allocation of any amounts to the General Account does not entitle you to share directly in the investment experience of these assets.

There are three fixed options under the General Account: the One-Year Guaranteed Rate Option, the Multi-Year Guaranteed Rate Option, and the Guaranteed Equity Option, each described below:

                        One-Year Guaranteed Rate Option

You may allocate your Accumulated Value to this option at any time. Any allocations you make to a guarantee period must be at least $1,000 and you must maintain a minimum balance of $1,000 in each guarantee period. The Accumulated Value you allocate under this option earns interest at a rate declared by the Company at the time your allocation is made with a guarantee that the Accumulated Value in this General Account Guaranteed Option will not be less than the amounts allocated, plus 3% annually.

You may allocate any or all of your Accumulated Value from this General Account Guaranteed Option to any of the Subaccounts or other General Account Guaranteed Options at any time before the end of the one-year guarantee period. However, for any amounts so transferred and for full and partial withdrawals of amounts allocated to this General Account Guaranteed Option prior to the end of the one-year guarantee period, we will deduct an amount equal to the interest earned on the amount transferred or withdrawn during the previous 90 days at the applicable one-year rate, subject to a guarantee that any amounts allocated to this General Account Guaranteed Option will earn interest of at least 3% annually.

At the of the one-year guarantee period, you may, without loss of interest, elect to transfer all or part of your Accumulated Value under this option to any of the Subaccounts or transfer to another General Account Guaranteed Option or renew your participation in this option. Notice of such an election must be provided to the Company by phone or in writing no later than 10 days after the end of the one-year guarantee period (and each subsequent one-year guarantee period). If no such election is made, your Accumulated Value will automatically be renewed under this option for the next one-year guarantee period.

                       Multi-Year Guaranteed Rate Option

You may allocate your Accumulated Value to this option at any time. You may select any guarantee period then offered. The Company currently expects to offer guarantee periods of two to ten years, inclusive, but reserves the right to change such offerings, in its discretion. Any allocations you make to a guarantee period must be at least $1,000 and you must maintain a minimum balance of $1,000 in each guarantee period. The Accumulated Value you allocate under this option earns interest at a rate declared by the Company applicable to the guarantee period you select at the time your allocation is made with a guarantee that the Accumulated Value in this General Account Guaranteed Option will not be less than the amount initially allocated, plus 3%, compounded annually.

You may allocate any or all of your Accumulated Value from this General Account Guaranteed Option to any of the Subaccounts or other General Account Guaranteed Options at any time before the end of the selected guarantee period. However, for any amounts so transferred we will apply a Market Value Adjustment (as described below) against such amounts. For full and partial withdrawals of amounts allocated to this General Account Guaranteed Option prior to the end of the selected guarantee period, we will apply a Market Value Adjustment (as described below) against such amounts withdrawn.

The Market Value Adjustment ("MVA") Factor for the Multi-Year Guaranteed Rate Option will be as follows:

                                  N X (B--E)
                                   12

where N=the number of months left in the guarantee period at the time of the transfer or surrender (including any partial months which will count as full months for purposes of this calculation).

  B=the interest rate in effect for the applicable guarantee period which was declared on the date of the applicable allocation.

  E=the constant maturity Treasury rate for the duration equal to that of the applicable guarantee period (or, if not published, the published constant maturity rate of the next longest maturity).

The MVA is applied to the Accumulated Value in order to determine the net amount of the transfer or surrender under this option. Generally, if the declared interest rate at the beginning of the guarantee period is lower than the applicable constant maturity Treasury rate prevailing at the time of the transfer or surrender, then the application of the MVA will result in a lower payment upon transfer or surrender. Similarly, if the declared rate at the beginning of the guarantee period is higher than the prevailing applicable constant maturity Treasury rate at the time of transfer or surrender, then the application of the MVA will result in a higher payment upon transfer or surrender.

The following is an example of how your Accumulated Value under the Multi-Year Guaranteed Rate Option with a five-year guarantee period is affected by a positive Market Value Adjustment:

Assume an initial allocation of $100,000 when the declared interest rate of a five-year guarantee period is 8%. At the end of 12 months, your Accumulated Value is $108,000. Assume also you surrender at the end of one year with 48 months of the guarantee period remaining and the five-year constant maturity Treasury rate is 7%.

  Accumulated Value = $108,000

     MVA Factor = 48 X 08 - .07 = 4 X .01 = .04
                  12

      Adjustment = $108,000 x .04 = $4,320

                = $108,000 + $4,320 = $112,320 = Net amount of transfer or surrender

The following is an example of how your Accumulated Value under the Multi-Year Guaranteed Rate Option with a five year guarantee period is affected by a negative Market Value Adjustment:

Assume an initial allocation of $100,000 when the declared interest rate for a five-year guarantee period is 8%. At the end of 12 months, your Accumulated Value is $108,000. Assume also you surrender at the end of one year with 48 months remaining in the guarantee period and the five-year constant maturity Treasury rate is 9%.

  Accumulated Value = $108,000

     MVA Factor = 48 X 08 - .09 = 4 X .01 = -.04
                  12

      Adjustment = $108,000 x -.04 = -$4,320

                = $108,000 - $4,320 = $103,650 = Net amount of transfer or surrender

Notwithstanding application of a negative Market Value Adjustment, any Net Purchase Payments allocated to this General Account Guaranteed Option will earn interest of at least 3%, compounded annually.

If you have more than one allocation in this option, you may choose which allocation or allocations any exchanges or surrenders are to be made from. If you do not specify which allocation or allocations to take the exchanges or surrenders from, we will first take from the allocation with the shortest time remaining until the end of its guarantee period and then from the allocation or allocations with the next shortest time remaining until the amount of the exchange or withdrawal is reached.

At the end of the selected guarantee period and within a ten-day period starting on the first day of any automatic renewal (as described below), you may, without loss of interest, elect to transfer any or all of your Accumulated Value under this option to any of the Subaccounts or transfer to another General Account Guaranteed Option or renew your participation in this option for any guarantee period then available whose ending date is not later than the Annuity Date at a rate the Company declares at the time of renewal. Such election may also be provided in writing to the Company before the end of the guarantee period (and each subsequent guarantee period). If no election is made, your Accumulated Value will automatically be renewed under this option for another guarantee period of the same duration as the one just ended at a rate we declare at the time of the renewal. In cases where such a renewal would result in a guarantee period whose ending date is later than the Annuity Date, we will transfer the value of that allocation to the Federated Money Market Portfolio.

                            Guaranteed Equity Option

You may allocate your Accumulated Value to this option as of the first business day of each month. Any allocations you make must be at least $1,000.

On the date you make an allocation to this option the Company will declare: (a) the duration of the guarantee period applicable to the allocation; (b) the duration of the Averaging Period and (c) the Participation Rate. (The Averaging Period and the Participation Rate are described below.) Each allocation will have its own guarantee period, Averaging Period and Participation Rate.

During the guarantee period applicable to Accumulated Value allocated to this option, the Company will credit interest at a guaranteed annual effective rate of 3%, compounded annually. At the end of the guarantee period we will credit additional interest in an amount equal to the amount by which (x) exceeds (y), where (x) equals a declared portion of the percentage change in the S&P 500 Composite Stock Price Index ("S&P 500 Index") from its value on the date Accumulated Value is allocated to a value determined at the end of the guarantee period multiplied by the amount allocated (all calculated as described below); and (y) equals the total amount of interest credited during the guarantee period.

The amount (x) in the preceding paragraph is equal to the amount allocated to the applicable guarantee period multiplied by the following factor:

                 PR X [(EV/SV)-1]

where PR = the Participation Rate;

   EV= the average closing values of the S&P 500 Index on the last business day of each month during the Averaging Period; and

   SV = the closing value of the S&P 500 Index on the date Accumulated Value is allocated to this option.

The "Participation Rate" is the rate at which you participate in the percentage change of the S&P 500 Index for an allocation as used in the calculation above. It will be declared by the Company with respect to each allocation to this option. In no event will the Participation Rate be less than 0%.

The "Averaging Period" is the number of months prior to the end of an allocation's guarantee period that we will use to determine the ending value of the S&P 500 Index for that allocation's guarantee period for purposes of this option as used in the calculation above. It will be declared by the Company with respect to each allocation to this option. In no event will the Averaging Period be less than one.

("S&P" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Providian Corporation.)

THIS OPTION IS ILLIQUID FOR THE ENTIRE GUARANTEE PERIOD AND, ACCORDINGLY, DOES NOT PERMIT ANY EXCHANGES OR REALLOCATIONS OF ACCUMULATED VALUE TO THE SUBACCOUNTS OR OTHER GENERAL ACCOUNT GUARANTEED OPTIONS OR FULL OR PARTIAL WITHDRAWALS DURING SUCH GUARANTEE PERIOD. However, during such guarantee period, the Accumulated Value allocated under this option may be annuitized under any of the Annuity Payment Options.

(The S&P 500 Index is a stock price index. Its composition and calculation does not include dividends, if any, paid upon component stocks of the index nor reinvestment, if any, of such dividends.)

At the end of the guarantee period, you may, without loss of earnings, elect to transfer all or part of your Accumulated Value under this option to any of the Subaccounts, transfer into another General Account Guaranteed Option or renew your participation in this option. Such election must be received by the Company no later than 30 days prior to the end of the guarantee period. If no election is received, your Accumulated Value will automatically be transferred to The Federated Prime Money Portfolio. This option may not be available at all times.

                DISCLAIMER REGARDING STANDARD & POOR'S 500 INDEX

The Guaranteed Equity Option (the "GEO") is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation ("S&P"). S&P makes no representation or warranty, express or implied, to investors in the GEO or any member of the public regarding the advisability of investing in securities generally or in the GEO particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Providian Life and Health Insurance Company is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index which is determined, composed and calculated by S&P without regard to Providian Life and Health Insurance Company or the GEO. S&P has no obligation to take the needs of Providian Life and Health Insurance Company or the Investors in the GEO into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the GEO to be issued or in the determination or calculation of the equation by which the GEO is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the GEO.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY, INVESTORS IN THE GEO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED BY PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY OR FOR ANY OTHER USE. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT V


                                  SUPPLEMENT
                             DATED MARCH 31, 1997
                                    TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
                            DATED APRIL 30, 1996
                                   FOR THE
                   PROVIDIAN ADVISOR'S EDGE VARIABLE ANNUITY

The following information supplements and should be read in conjunction with the Statement of Additional Information dated April 30, 1996 for the Providian Advisor's Edge variable annuity contract regarding such contract and regarding the Dimensional Variable Annuity contract.

The Statement of Additional Information, as supplemented, expands upon subjects discussed in the current Prospectuses for the Providian Advisor's Edge variable annuity contract and for the Dimensional Variable Annuity contract.

On and after March 31, 1997, the following portfolios are available through the Dimensional Variable Annuity contract (and no longer offered through the Providian Advisor's Edge variable annuity contract):

     DFA Small Value Portfolio                 DFA International Small Portfolio
     DFA Large Value Portfolio                 DFA Short-term Fixed Portfolio
     DFA International Value Portfolio         DFA Global Bond Portfolio

On and after the same date, the following portfolios are available through the Providian Advisor's Edge variable annuity contract:

     Federated American Leaders Portfolio      Wanger International Small Cap
     Federated Utility Portfolio                   Advisor Portfolio
     Federated High Income Bond                Warburg Pincus International
         Portfolio                                 Equity Portfolio
     Federated U.S. Government                 Warburg Pincus Small Company
         Securities Portfolio                      Growth Portfolio
     Montgomery Growth Portfolio               Weiss, Peck & Greer Core Large-
     Montgomery Emerging Markets Portfolio         Cap Stock Portfolio
     SteinRoe Capital Appreciation Portfolio   Weiss, Peck & Greer Core Small-
     Strong International Stock Portfolio          Cap Stock Portfolio
     Wanger U.S. Small Cap Advisor Portfolio

On and after such date the following portfolio is available through both the Providian Advisor's Edge and Dimensional Variable Annuity contracts:

     Federated Prime Money Portfolio

Information presented in the Statement of Additional Information regarding, and references in such Statement of Additional Information to, the Providian Advisor's Edge variable annuity contract and its portfolios are, and should be, considered references to the Dimensional Variable Annuity contract and its portfolios, where applicable.

Other terms used in the current Prospectuses are incorporated in the Statement of Additional Information. Both contracts are offered by Providian Life and Health Insurance Company.

You may obtain a copy of either or both Prospectuses dated March 31, 1997 by calling 1-800-866-6007 or by writing to our Administrative Offices, P.O. Box 32700, Louisville, Kentucky 40232.

THIS STATEMENT OF ADDITIONAL INFORMATION AS SUPPLEMENTED IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE APPLICABLE PROSPECTUS FOR THE CONTRACT.



                                       2